UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 40.4%
Aerospace & Defense – 0.8%
17,832	Northrop Grumman Corp.	$ 5,358,338
15,816	Raytheon Co.	3,132,042
41,563	United Technologies Corp.	5,641,762

		14,132,142

Banks – 5.2%
168,209	Bank OZK	6,879,748
439,016	BB&T Corp.	22,306,403
96,552	Commerce Bancshares, Inc.	6,449,674
35,578	Cullen/Frost Bankers, Inc.	3,931,013
529,373	First Horizon National Corp.	9,470,483
142,257	JPMorgan Chase & Co.	16,352,442
45,921	M&T Bank Corp.	7,960,405
215,005	SunTrust Banks, Inc.	15,495,411
115,177	Wells Fargo & Co.	6,598,490

		95,444,069

Beverages(a) – 0.4%
66,283	Anheuser-Busch InBev SA ADR	6,742,307

Biotechnology – 0.2%
55,311	Gilead Sciences, Inc.	4,304,855

Capital Markets – 0.9%
110,968	Northern Trust Corp.	12,119,925
61,183	Singapore Exchange Ltd. ADR	5,038,114

		17,158,039

Chemicals – 1.1%
44,132	DowDuPont, Inc.	3,034,958
24,891	Ecolab, Inc.	3,502,164
87,625	Praxair, Inc.	14,677,187

		21,214,309

Commercial Services & Supplies – 0.4%
105,639	Republic Services, Inc.	7,656,715

Communications Equipment – 1.2%
508,898	Cisco Systems, Inc.	21,521,296

Construction & Engineering(a) – 0.7%
480,646	Vinci SA ADR	12,090,650

Diversified Telecommunication Services – 0.9%
305,595	AT&T, Inc.	9,769,872
124,823	Verizon Communications, Inc.	6,445,860

		16,215,732

Electric Utilities – 2.0%
118,146	Duke Energy Corp.	9,643,077
1,781,518	Enel SpA ADR	9,887,425
293,120	Fortis, Inc.	9,605,542
91,104	Pinnacle West Capital Corp.	7,327,495

		36,463,539

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 0.5%
132,931	Schlumberger Ltd.	$ 8,975,501

Equity Real Estate Investment Trusts (REITs) – 2.6%
38,385	American Tower Corp.	5,690,192
35,626	AvalonBay Communities, Inc.	6,300,458
59,181	Camden Property Trust	5,479,569
87,783	Crown Castle International Corp.	9,728,990
331,824	DDR Corp.	4,545,989
186,615	Hudson Pacific Properties, Inc.	6,393,430
133,183	Klepierre SA	5,015,796
33,182	Retail Value, Inc.(b)	1,096,333
58,930	Ventas, Inc.	3,322,473

		47,573,230

Food & Staples Retailing – 0.3%
178,042	The Kroger Co.	5,163,218

Food Products – 0.3%
104,119	The Kraft Heinz Co.	6,273,170

Health Care Equipment & Supplies – 1.8%
234,984	Abbott Laboratories	15,400,852
202,171	Medtronic PLC	18,241,889

		33,642,741

Health Care Providers & Services – 0.5%
50,605	Aetna, Inc.	9,533,476

Hotels, Restaurants & Leisure – 0.3%
32,611	McDonald’s Corp.	5,137,537

Industrial Conglomerates – 0.7%
36,950	3M Co.	7,845,224
35,645	Honeywell International, Inc.	5,690,724

		13,535,948

Insurance – 0.8%
85,661	Principal Financial Group, Inc.	4,975,191
40,044	RenaissanceRe Holdings Ltd.	5,279,801
39,164	The Travelers Cos., Inc.	5,096,803

		15,351,795

Internet Software & Services(b) – 0.3%
5,066	Alphabet, Inc. Class A	6,217,097

IT Services – 0.2%
44,962	Fidelity National Information Services, Inc.	4,636,931

Machinery – 0.4%
54,413	Stanley Black & Decker, Inc.	8,133,111

Media – 0.5%
136,540	Comcast Corp. Class A	4,885,401

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
155,066	Viacom, Inc. Class B	$ 4,504,668

		9,390,069

Metals & Mining – 0.2%
57,273	Nucor Corp.	3,833,282

Multi-Utilities – 0.4%
75,755	Public Service Enterprise Group, Inc.	3,905,928
32,535	Sempra Energy	3,760,721

		7,666,649

Oil, Gas & Consumable Fuels – 5.3%
123,207	Antero Midstream Partners LP	4,070,759
260,072	Blue Ridge Mountain Resources, Inc.(b)(c)(d)	1,456,403
310,316	BP PLC ADR	13,992,148
202,743	Chevron Corp.	25,600,359
93,372	ConocoPhillips	6,738,657
268,283	Energy Transfer Partners LP	5,623,212
165,724	Plains All American Pipeline LP	4,106,641
358,016	Royal Dutch Shell PLC ADR Class A	24,477,554
407,559	The Williams Cos., Inc.	12,124,880

		98,190,613

Personal Products – 0.5%
148,955	Unilever NV	8,558,954

Pharmaceuticals – 4.6%
40,014	Allergan PLC	7,366,177
178,313	Bristol-Myers Squibb Co.	10,475,889
184,097	Johnson & Johnson	24,396,535
148,313	Merck & Co., Inc.	9,769,377
831,800	Pfizer, Inc.	33,213,774

		85,221,752

Road & Rail – 0.4%
51,678	Union Pacific Corp.	7,746,015

Semiconductors & Semiconductor Equipment – 0.7%
54,799	Analog Devices, Inc.	5,268,376
176,613	Intel Corp.	8,495,085

		13,763,461

Software – 1.9%
337,393	Microsoft Corp.	35,790,649

Technology Hardware, Storage & Peripherals – 0.5%
44,820	Apple, Inc.	8,528,798

Tobacco – 1.0%
162,315	Altria Group, Inc.	9,524,644
165,105	British American Tobacco PLC ADR	9,044,452

		18,569,096

Shares	Description	Value
Common Stocks – (continued)
Transportation Infrastructure(a) – 0.7%
816,404	Atlantia SpA ADR	$ 12,082,779

Water Utilities – 0.4%
92,637	American Water Works Co., Inc.	8,175,215

Wireless Telecommunication Services – 0.8%
567,971	Vodafone Group PLC ADR	13,943,688

TOTAL COMMON STOCKS (Cost $647,801,116)		$ 748,578,428

Shares	Rate	Value
Preferred Stocks(e) – 1.0%
Capital Markets(f) – 0.3%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 4,931,416

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	950,341

Electric Utilities(f) – 0.5%
SCE Trust III (3M USD LIBOR + 2.990%)
377,865	5.750	10,221,248

Insurance(f) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	5.533	3,056,791

TOTAL PREFERRED STOCKS – 1.0% (Cost $18,314,772)		$ 19,159,796

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 44.5%
Aerospace & Defense(e) – 0.2%
Arconic, Inc.
$2,950,000	5.400%	04/15/21	$ 3,006,168

Agriculture(e)(g) – 0.8%
BAT Capital Corp.
15,000,000	4.390	08/15/37	14,379,751

Airlines(g) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
1,962,857	5.375	11/15/22	2,002,114

Automotive – 1.1%
Delphi Technologies PLC(g)
5,000,000	5.000	10/01/25	4,730,385
General Motors Co.(e)
2,500,000	6.750	04/01/46	2,765,725
IHO Verwaltungs GmbH(e)(g)(h) (PIK+ 5.250%)
14,000,000	4.500	09/15/23	13,405,000

			20,901,110

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – 3.4%
Bank of America Corp.(e)(f) (3M USD LIBOR + 3.898%)
$6,275,000	6.100%	12/29/49	$ 6,526,000
Barclays PLC(e)(f) (5 year USD Swap + 5.022%)
3,000,000	6.625	06/29/49	3,018,750
CIT Group, Inc.(e)
4,025,000	5.250	03/07/25	4,115,563
Citigroup, Inc.(e)(f) (3M USD LIBOR + 4.517%)
7,000,000	6.250	12/29/49	7,280,000
Credit Agricole SA(e)(f)(g) (5 year USD Swap + 4.697%)
2,500,000	6.625	09/29/49	2,537,500
Credit Suisse Group AG(e)(f)(g) (5 year USD Swap + 4.598%)
4,025,000	7.500	12/29/49	4,291,656
ING Groep NV(e)(f) (5 year USD Swap + 4.445%)
4,275,000	6.000	12/29/49	4,323,094
(5 year USD Swap + 4.446%)
5,000,000	6.500	12/29/49	4,950,000
Intesa Sanpaolo SpA(g)
8,000,000	5.017	06/26/24	7,360,000
JPMorgan Chase & Co.(e)(f) (3M USD LIBOR + 3.330%)
7,000,000	6.125	12/29/49	7,253,750
Royal Bank of Scotland Group PLC
2,975,000	6.000	12/19/23	3,154,208
UBS Group Funding Switzerland AG(e)(f) (5 year USD Swap + 4.590%)
7,000,000	6.875	12/29/49	7,234,290

			62,044,811

Beverages(g) – 0.2%
Pernod Ricard SA
3,000,000	5.500	01/15/42	3,374,740

Building Materials(e)(g) – 0.6%
BMC East LLC
3,000,000	5.500	10/01/24	2,932,500
Builders FirstSource, Inc.
4,000,000	5.625	09/01/24	3,910,000
Masonite International Corp.
5,000,000	5.625	03/15/23	5,106,250

			11,948,750

Chemicals(e) – 0.5%
Ashland LLC
3,010,000	6.875	05/15/43	3,115,350
PQ Corp.(g)
3,400,000	6.750	11/15/22	3,565,750
Valvoline, Inc.
1,950,000	5.500	07/15/24	1,969,500

			8,650,600

Commercial Services(e)(g) – 0.4%
Nielsen Finance LLC/Nielsen Finance Co.
8,000,000	5.000	04/15/22	7,780,000

Computers(e) – 0.8%
Dell International LLC/EMC Corp.(g)
4,000,000	8.100	07/15/36	4,740,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Computers(e) – (continued)
Hewlett Packard Enterprise Co.
$3,000,000	6.200%	10/15/35	$ 3,098,089
NCR Corp.
5,000,000	5.875	12/15/21	5,056,250
Western Digital Corp.
2,640,000	4.750	02/15/26	2,597,100

			15,491,939

Diversified Financial Services – 2.5%
Ally Financial, Inc.
5,000,000	8.000	11/01/31	6,043,750
CoBank ACB(e)(f) (3M USD LIBOR + 4.660%)
5,350,000	6.250	12/29/49	5,697,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(e)
5,000,000	6.250	02/01/22	5,087,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e)(g)
2,500,000	5.875	08/01/21	2,528,125
4,000,000	5.250	03/15/22	3,990,000
Nationstar Mortgage LLC/Nationstar Capital Corp.(e)
3,000,000	6.500	08/01/18	3,000,000
6,000,000	6.500	07/01/21	6,007,500
Navient Corp.
3,000,000	5.500	01/15/19	3,028,500
5,000,000	5.875	03/25/21	5,087,500
3,000,000	5.500	01/25/23	2,940,000
Springleaf Finance Corp.
2,775,000	7.125	03/15/26	2,820,094

			46,230,719

Electrical(e) – 0.5%
Calpine Corp.(g)
3,000,000	5.875	01/15/24	3,015,000
Electricite de France SA(f)(g) (10 year USD Swap + 3.709%)
2,500,000	5.250	01/29/49	2,478,125
Vistra Energy Corp.
3,000,000	7.375	11/01/22	3,131,250

			8,624,375

Entertainment(e)(g) – 0.2%
WMG Acquisition Corp.
4,251,000	5.625	04/15/22	4,330,706

Food & Drug Retailing(e) – 0.6%
B&G Foods, Inc.
4,020,000	5.250	04/01/25	3,859,200
Post Holdings, Inc.(g)
8,000,000	5.500	03/01/25	7,880,000

			11,739,200

Gas(e) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
4,000,000	5.875	08/20/26	3,910,000

Healthcare Providers & Services – 3.3%
Centene Corp.(e)
3,000,000	6.125	02/15/24	3,157,500
CHS/Community Health Systems, Inc.(e)
5,221,000	6.875	02/01/22	2,558,290
3,000,000	6.250	03/31/23	2,790,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
DaVita, Inc.(e)
$10,000,000	5.000%		05/01/25	$ 9,425,000
HCA, Inc.
5,000,000	4.750		05/01/23	5,065,000
15,000,000	5.000		03/15/24	15,337,500
10,000,000	5.875	(e)	02/15/26	10,337,500
Tenet Healthcare Corp.
9,095,000	7.500	(e)(g)	01/01/22	9,527,012
3,000,000	8.125		04/01/22	3,195,000

				61,392,802

Home Builders – 0.3%
PulteGroup, Inc.
3,000,000	7.875		06/15/32	3,390,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
3,000,000	4.375		06/15/19	3,000,000

				6,390,000

Household Products(e) – 0.5%
Spectrum Brands, Inc.
8,835,000	6.625		11/15/22	9,111,094

Insurance – 0.3%
Fidelity & Guaranty Life Holdings, Inc.(e)(g)
2,850,000	5.500		05/01/25	2,760,938
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	101,816
Wand Merger Corp.(e)(g)
3,050,000	8.125		07/15/23	3,164,375

				6,027,129

Internet – 0.7%
Netflix, Inc.
3,000,000	5.875		02/15/25	3,067,500
Symantec Corp.(e)(g)
6,000,000	5.000		04/15/25	5,917,842
VeriSign, Inc.(e)
4,000,000	5.250		04/01/25	4,090,000

				13,075,342

Iron/Steel(e) – 0.3%
Cleveland-Cliffs, Inc.
5,000,000	5.750		03/01/25	4,850,000

Lodging – 0.6%
MGM Resorts International
9,750,000	6.750		10/01/20	10,261,875

Media – 6.8%
Altice Financing SA(e)(g)
6,000,000	6.625		02/15/23	6,045,000
Altice Finco SA(e)(g)
2,000,000	8.125		01/15/24	2,032,500
Altice France SA(e)(g)
14,000,000	6.000		05/15/22	14,420,000
Altice US Finance I Corp.(e)(g)
5,450,000	5.500		05/15/26	5,354,625
CCO Holdings LLC/CCO Holdings Capital Corp.(e)(g)
6,020,000	5.750		02/15/26	5,982,375
4,000,000	5.875		05/01/27	3,960,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	$15,000,000	6.384%		10/23/35	$ 16,241,720
Clear Channel Worldwide Holdings, Inc.(e)
	4,000,000	6.500		11/15/22	4,080,000
DISH DBS Corp.
	9,000,000	5.875		07/15/22	8,415,000
Meredith Corp.(e)(g)
	1,710,000	6.875		02/01/26	1,722,825
Sirius XM Radio, Inc.(e)(g)
	15,000,000	6.000		07/15/24	15,543,750
Univision Communications, Inc.(e)(g)
	12,000,000	5.125		05/15/23	11,460,000
UPCB Finance IV Ltd.(e)(g)
	10,000,000	5.375		01/15/25	9,650,000
Videotron Ltd.(e)(g)
	13,000,000	5.375		06/15/24	13,422,500
Virgin Media Secured Finance PLC(e)
GBP	4,000,000	4.875		01/15/27	5,105,240
Ziggo Bond Finance BV(e)(g)
	$3,000,000	5.875		01/15/25	2,786,250

					126,221,785

Mining(g) – 0.4%
First Quantum Minerals Ltd.(e)
	4,000,000	7.250		04/01/23	3,990,000
Glencore Finance Canada Ltd.
	3,000,000	5.550		10/25/42	2,949,870

					6,939,870

Oil Field Services – 2.6%
Antero Resources Corp.(e)
	6,000,000	5.125		12/01/22	6,030,000
	3,000,000	5.625		06/01/23	3,060,000
Carrizo Oil & Gas, Inc.(e)
	1,084,000	7.500		09/15/20	1,088,065
Chesapeake Energy Corp.
	3,000,000	8.000	(e)	01/15/25	3,075,000
	2,000,000	5.500		09/15/26	1,965,598
Gulfport Energy Corp.(e)
	3,200,000	6.375		01/15/26	3,104,000
Halcon Resources Corp.(e)
	3,089,000	6.750		02/15/25	2,872,770
Laredo Petroleum, Inc.(e)
	4,000,000	5.625		01/15/22	3,995,000
MEG Energy Corp.(e)(g)
	3,000,000	6.375		01/30/23	2,700,000
Nexen Energy ULC
	5,000	6.400		05/15/37	6,078
	50,000	7.500		07/30/39	68,605
Noble Holding International Ltd.(e)
	6,000,000	7.750	(i)	01/15/24	5,827,500
	1,975,000	7.875	(g)	02/01/26	2,024,375
Range Resources Corp.(e)
	5,250,000	5.875		07/01/22	5,302,500
Weatherford International Ltd.
	1,000,000	5.875		07/01/21	989,754
	6,000,000	6.500		08/01/36	4,740,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil Field Services – (continued)
Whiting Petroleum Corp.
$1,000,000	1.250%	04/01/20	$ 954,180

			47,803,425

Packaging(e)(g) – 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3,834,000	7.250	05/15/24	3,996,945
5,400,000	6.000	02/15/25	5,271,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
2,250,000	5.125	07/15/23	2,233,125

			11,501,820

Pharmaceuticals(e) – 1.1%
Bausch Health Cos., Inc.(g)
2,400,000	7.000	03/15/24	2,547,000
3,000,000	9.000	12/15/25	3,176,250
CVS Health Corp.
2,875,000	4.780	03/25/38	2,897,366
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(g)
9,000,000	6.000	07/15/23	7,650,000
Mylan NV
4,000,000	3.950	06/15/26	3,850,725

			20,121,341

Pipelines – 3.1%
DCP Midstream Operating LP(g)
5,000,000	6.750	09/15/37	5,375,000
Energy Transfer Equity LP(e)
5,145,000	4.250	03/15/23	5,009,944
Energy Transfer Partners LP
2,985,000	6.625	10/15/36	3,310,534
Enterprise Products Operating LLC(e)(f)
(3M USD LIBOR + 2.778%)
1,000,000	5.078	06/01/67	990,000
(3M USD LIBOR + 3.708%)
3,000,000	6.051	08/01/66	3,005,490
Genesis Energy LP/Genesis Energy Finance Corp.(e)
5,200,000	6.000	05/15/23	5,122,000
Kinder Morgan Energy Partners LP
8,000,000	7.300	08/15/33	9,491,818
NGPL PipeCo LLC(e)(g)
1,315,000	4.375	08/15/22	1,315,000
Plains All American Pipeline LP/PAA Finance Corp.(e)
7,475,000	3.600	11/01/24	7,131,551
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(e)
5,000,000	5.125	02/01/25	5,006,250
The Williams Cos., Inc.
8,000,000	7.500	01/15/31	9,640,000
Williams Partners LP
2,345,000	6.300	04/15/40	2,689,486

			58,087,073

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts(e) – 2.8%
Equinix, Inc.
$3,000,000	5.375%		04/01/23	$ 3,075,000
8,000,000	5.750		01/01/25	8,240,000
5,210,000	5.375		05/15/27	5,249,075
MPT Operating Partnership LP/MPT Finance Corp.
6,000,000	6.375		03/01/24	6,300,000
4,055,000	5.000		10/15/27	3,923,212
SBA Communications Corp.
15,016,000	4.875		07/15/22	14,959,690
6,000,000	4.875		09/01/24	5,805,000
VEREIT Operating Partnership LP
4,000,000	4.125		06/01/21	4,049,056

				51,601,033

Retailing – 0.7%
1011778 BC ULC/New Red Finance, Inc.(e)(g)
4,850,000	5.000		10/15/25	4,649,937
JC Penney Corp., Inc.
850,000	8.625	(e)(g)	03/15/25	716,125
6,000,000	7.400	(j)	04/01/37	3,450,000
L Brands, Inc.
3,000,000	6.875		11/01/35	2,583,750
The Neiman Marcus Group LLC
1,500,000	7.125		06/01/28	1,230,000

				12,629,812

Semiconductors(g) – 0.2%
NXP BV/NXP Funding LLC
3,000,000	4.125		06/01/21	3,007,590

Software(e) – 1.3%
BMC Software Finance, Inc.(g)
8,000,000	8.125		07/15/21	8,190,000
CURO Financial Technologies Corp.(g)
5,188,000	12.000		03/01/22	5,603,040
First Data Corp.(g)
7,000,000	5.750		01/15/24	7,157,500
Nuance Communications, Inc.
3,000,000	5.625		12/15/26	2,981,250

				23,931,790

Telecommunication Services – 6.7%
AT&T, Inc.(e)
4,000,000	5.250		03/01/37	4,004,481
CenturyLink, Inc.
4,000,000	6.450		06/15/21	4,120,000
Digicel Group Ltd.(e)(g)
3,800,000	8.250		09/30/20	2,725,360
Frontier Communications Corp.(e)
5,000,000	11.000		09/15/25	4,056,250
1,675,000	8.500	(g)	04/01/26	1,608,000
Intelsat Jackson Holdings SA(e)
5,000,000	7.250		10/15/20	5,018,750
10,000,000	8.000	(g)	02/15/24	10,550,000
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,082,500
SoftBank Group Corp.(e)
7,000,000	6.125		04/20/25	7,113,890
Sprint Corp.
18,000,000	7.875		09/15/23	19,170,000
6,000,000	7.125		06/15/24	6,150,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(e)
$3,950,000	4.000%	04/15/22	$ 3,900,625
2,000,000	6.375	03/01/25	2,082,500
9,050,000	6.500	01/15/26	9,479,875
Telecom Italia Capital SA
3,000,000	7.721	06/04/38	3,296,250
Telecom Italia SpA(g)
7,000,000	5.303	05/30/24	7,000,000
Verizon Communications, Inc.
4,000,000	5.250	03/16/37	4,289,767
Wind Tre SpA(e)(g)
14,010,000	5.000	01/20/26	12,644,025
Windstream Services LLC/Windstream Finance Corp.(e)(g)
3,385,000	9.000	06/30/25	4,005,650
10,008,000	8.625	10/31/25	9,332,460

			123,630,383

Trucking & Leasing(g) – 0.1%
Park Aerospace Holdings Ltd.
2,000,000	5.250	08/15/22	1,992,212

TOTAL CORPORATE OBLIGATIONS (Cost $825,733,400)			$ 822,991,359

Mortgage-Backed Obligations(f) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Interest Only(k) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X (1 year CMT + 2.912%)
$4,321	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X (1 year CMT + 2.999%)
8,940	0.000	07/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX (6M USD LIBOR + 3.592%)
19,324	0.123	08/25/33	99
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX (6M USD LIBOR + 3.176%)
3,443	0.320	07/25/33	57

			156

Sequential Floating Rate – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1 (1M LIBOR + 0.300%)
97,005	2.691	08/25/35	95,090
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1 (1M LIBOR + 0.520%)
66,723	2.351	01/25/36	65,819
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
280,798	2.281	07/25/47	262,258

			423,167

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $253,730)			$ 423,323

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(f) – 0.0%
Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A (1M LIBOR + 0.280%)
$19,301	2.352%	02/15/34	$ 18,700
(Cost $19,292)

Bank Loans(f)(l) – 6.3%
Aerospace – 0.4%
TransDigm, Inc.
(1M LIBOR + 2.500%)
$1,925,325	4.577%	06/09/23	$ 1,925,575
(3M LIBOR + 2.500%)
5,473,636	4.577	08/22/24	5,473,636

			7,399,211

Building Materials – 0.2%
Builders FirstSource, Inc. (3M LIBOR + 3.000%)
3,184,825	5.334	02/29/24	3,184,029

Chemicals – 0.2%
Axalta Coating Systems US Holdings, Inc. (3M LIBOR + 1.750%)
3,443,137	4.084	06/01/24	3,440,761

Food & Beverages – 0.5%
Shearer’s Foods, Inc.
(1M LIBOR + 4.250%)
3,684,631	6.327	06/30/21	3,627,077
(3M LIBOR + 6.750%)
1,420,000	8.827	06/30/22	1,334,800
US Foods, Inc. (1M LIBOR + 2.000%)
4,127,177	4.094	06/27/23	4,123,752

			9,085,629

Health Care - Services – 0.2%
U.S. Renal Care, Inc. (3M LIBOR + 4.250%)
4,070,625	6.584	12/31/22	4,001,954

Media - Broadcasting & Radio – 0.2%
Getty Images, Inc. (3M LIBOR + 3.500%)
3,761,490	5.572	10/18/19	3,680,957

Media - Cable – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,733,525	5.250	07/17/25	1,722,691
(1M LIBOR + 2.500%)
3,840,375	4.572	01/25/26	3,833,961

			5,556,652

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (f)(l) – (continued)
Metals & Mining – 0.2%
Aleris International, Inc. (3M LIBOR + 4.750%)
$4,000,000	6.827%	02/08/23	$ 4,033,320

Noncaptive - Financial – 0.3%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 2.000%)
5,384,313	4.086	01/15/25	5,344,576

Oil Field Services – 0.0%
MEG Energy Corp. (1M LIBOR + 3.500%)
533,622	4.540	12/31/23	534,155

Packaging – 0.1%
SIG Combibloc U.S. Acquisition, Inc. (1M LIBOR + 2.750%)
1,806,122	4.827	03/13/22	1,810,638

Pharmaceutical – 0.2%
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
4,126,575	5.092	06/01/25	4,130,248

Pharmaceuticals – 0.2%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	9.827	09/26/25	4,204,150

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
3,277,928	3.397	02/16/24	3,274,519

Semiconductors – 0.1%
Microchip Technology, Inc. (1M LIBOR + 2.000%)
1,900,000	4.080	05/29/25	1,903,800

Services Cyclical - Business Services – 0.3%
Sabre GLBL, Inc. (1M LIBOR + 2.000%)
2,686,338	4.077	02/22/24	2,687,171
Vantiv LLC (3M LIBOR + 1.750%)
2,394,688	3.824	01/16/23	2,390,353

			5,077,524

Technology - Software/Services – 2.5%
Ancestry.com Operations, Inc. (1M LIBOR + 3.250%)
5,180,750	5.330	10/19/23	5,180,750
Aspect Software, Inc. (1M LIBOR + 10.500%)
5,390,390	12.577	05/25/20	4,649,212
Avast Software BV (3M LIBOR + 2.500%)
1,563,625	4.834	09/30/23	1,565,579
BMC Software Finance, Inc. (1M LIBOR + 3.250%)
6,628,501	5.327	09/10/22	6,630,357
First Data Corp.
(1M LIBOR + 2.000%)
4,008,180	4.069	07/08/22	4,007,699
(1M LIBOR + 2.500%)
2,794,554	3.738	04/26/24	2,793,241
Infor (US), Inc. (1M LIBOR + 2.750%)
3,136,069	4.827	02/01/22	3,139,425

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans (f)(l) – (continued)
Technology - Software/Services – (continued)
MA FinanceCo. LLC
(1M LIBOR + 2.500%)
$5,660,155	4.327%	11/19/21	$ 5,629,024
(1M LIBOR + 2.500%)
577,500	4.577	06/21/24	574,070
Micron Technology, Inc. (1M LIBOR + 1.750%)
3,234,000	3.830	04/26/22	3,240,727
Seattle SpinCo, Inc. (1M LIBOR + 2.500%)
3,900,000	4.577	06/21/24	3,876,834
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 2.500%)
1,612,244	4.577	04/16/25	1,616,275
SS&C Technologies, Inc. (1M LIBOR + 2.500%)
4,203,156	4.577	04/16/25	4,213,663

			47,116,856

Wireless Telecommunications – 0.2%
Intelsat Jackson Holdings SA(1M LIBOR + 3.750%)
3,000,000	5.827	11/27/23	3,007,980

TOTAL BANK LOANS (Cost $118,137,182)			$ 116,786,959

U.S. Treasury Obligation(m) – 1.0%
United States Treasury Note
17,980,000	1.875%	12/15/20	$ 17,632,267
(Cost $17,932,857)

Shares	Distribution Rate	Value
Investment Companies(d) – 2.9%
Goldman Sachs Emerging Markets Debt Fund - Class R6
1,248,929	0.052%	$ 15,124,533
Goldman Sachs Emerging Markets Equity Fund - Class R6
653,595	0.000	14,130,719
Goldman Sachs Financial Square Government Fund - Class R6 Shares
8,983,004	1.832	8,983,004
Goldman Sachs Financial Square Government Fund - Institutional Shares
833	1.832	833
Goldman Sachs Local Emerging Markets Debt Fund - Class R6
2,449,762	0.031	14,576,082

TOTAL INVESTMENT COMPANIES (Cost $54,323,698)		$ 52,815,171

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 2.2%
Certificate of Deposit(f) – 0.1%
Credit Suisse New York (1M USD LIBOR + 0.320%)
$2,500,000	2.389%	09/20/18	$ 2,501,138

Commercial Paper(n) – 2.1%
AT&T, Inc.
6,500,000	0.000	10/05/18	6,470,232
2,300,000	0.000	10/09/18	2,288,775

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Commercial Paper(n) – (continued)
Duke Energy Corp.
$2,500,000	0.000%	08/27/18	$ 2,495,764
Electricite De France Sa
5,000,000	0.000	08/16/18	4,995,016
Marriott Internation, Inc.
5,000,000	0.000	08/29/18	4,990,897
Mondelez International, Inc.
4,750,000	0.000	10/01/18	4,730,383
Suncor Energy, Inc.
7,000,000	0.000	08/01/18	6,999,575
The Southern Co.
2,000,000	0.000	08/30/18	1,996,233
VW Credit, Inc.
3,661,000	0.000	08/15/18	3,657,583

			38,624,458

TOTAL SHORT-TERM INVESTMENTS (Cost $41,120,645)			$ 41,125,596

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,723,636,692)			$ 1,819,531,599

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,241,305	1.832%	$ 7,241,305
(Cost $7,241,305)

TOTAL INVESTMENTS – 98.7% (Cost $1,730,877,997)		$ 1,826,772,904

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value
Reverse Repurchase Agreements – (0.1)%
Barclays Reverse Repurchase Agreement
$(1,808,375)	3.250%	06/28/19	$ (1,808,375)
(Cost $(1,808,375))

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			25,768,700

NET ASSETS – 100.0%			$ 1,850,733,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Security is currently in default and/or non-income producing.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $1,456,403, which represents approximately 0.1% of net assets as of July 31, 2018. See additional details below:

(d)	Represents an affiliated issuer/fund.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2018.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $340,499,308, which represents approximately 18.4% of the Fund’s net assets as of July 31, 2018. The liquidity determination is unaudited.

(h)	Pay-in-kind securities.

(i)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of July 31, 2018, the value of securities pledged amounted to $1,796,813.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at July 31, 2018.

(k)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on July 31, 2018. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,786,855	GBP	3,577,443	$4,698,396	08/14/18	$88,459

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	136	09/21/18	$19,156,280	$245,510
Ultra Long U.S. Treasury Bonds	336	09/19/18	52,720,500	549,354
Ultra 10 Year U.S. Treasury Notes	183	09/19/18	23,261,015	36,185
2 Year U.S. Treasury Notes	18	09/28/18	3,804,750	(10,251)

Total				$820,798

Short position contracts:
U.S. Long Bonds	(28)	09/19/18	(4,003,125)	58,064
5 Year U.S. Treasury Notes	(44)	09/28/18	(4,977,500)	2,458
10 Year U.S. Treasury Notes	(318)	09/19/18	(37,976,156)	47,808

Total				$108,330

Total Futures Contracts				$929,128

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR	2.500%	06/20/48	$7,390	$(815,591)	$(795,661)	$(19,930)
3M LIBOR	2.500	06/20/38	4,170	(361,936)	(357,893)	(4,043)
3M LIBOR	2.250	06/20/28	22,140	(1,491,781)	(1,449,189)	(42,592)
3M LIBOR	2.000	06/20/25	2,090	(130,933)	(127,106)	(3,827)
3M LIBOR	2.000	06/20/23	45,670	(2,049,083)	(1,963,153)	(85,930)
3M LIBOR	1.750	06/20/21	3,600	(121,235)	(112,869)	(8,366)
3M LIBOR	1.750	06/20/20	2,820	(60,074)	(54,363)	(5,711)

TOTAL				$(5,030,633)	$(4,860,234)	$(170,399)

(a)	Payments made quarterly.
(b)	Payments made semi annually.

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Air Freight & Logistics – 1.2%
72,900	FedEx Corp.	$ 17,923,923

Automobiles – 0.4%
71,330	Thor Industries, Inc.	6,765,650

Banks – 0.5%
179,170	Bank OZK	7,328,053

Building Products – 0.7%
46,700	Lennox International, Inc.	10,137,636

Capital Markets – 5.7%
125,430	Ameriprise Financial, Inc.	18,271,388
34,995	BlackRock, Inc.	17,594,086
92,670	CME Group, Inc.	14,745,651
49,815	Evercore, Inc. Class A	5,629,095
40,140	FactSet Research Systems, Inc.	8,082,590
150,705	SEI Investments Co.	9,033,258
101,060	T. Rowe Price Group, Inc.	12,034,225

		85,390,293

Chemicals – 1.8%
104,170	Ecolab, Inc.	14,656,719
49,825	International Flavors & Fragrances, Inc.	6,614,767
12,780	NewMarket Corp.	5,232,643

		26,504,129

Commercial Services & Supplies – 0.6%
155,155	Rollins, Inc.	8,524,216

Consumer Finance – 0.2%
50,595	Discover Financial Services	3,612,989

Electrical Equipment – 1.1%
87,530	Rockwell Automation, Inc.	16,417,127

Electronic Equipment, Instruments & Components – 5.4%
246,165	Amphenol Corp. Class A	23,018,889
803,180	Corning, Inc.	26,649,513
177,230	National Instruments Corp.	7,764,446
250,930	TE Connectivity Ltd.	23,479,520

		80,912,368

Equity Real Estate Investment Trusts (REITs) – 2.5%
92,030	Digital Realty Trust, Inc.	11,174,282
72,725	Equity LifeStyle Properties, Inc.	6,617,248
96,300	Extra Space Storage, Inc.	9,049,311
49,870	Public Storage	10,863,182

		37,704,023

Food & Staples Retailing – 2.4%
49,450	Casey’s General Stores, Inc.	5,408,841
70,635	Costco Wholesale Corp.	15,448,581
523,035	The Kroger Co.	15,168,015

		36,025,437

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.9%
30,880	Calavo Growers, Inc.	$ 2,856,400
133,165	Flowers Foods, Inc.	2,716,566
349,295	Hormel Foods Corp.	12,564,141
75,305	Ingredion, Inc.	7,628,397
15,520	J&J Snack Foods Corp.	2,249,779

		28,015,283

Health Care Equipment & Supplies – 3.9%
129,460	Danaher Corp.	13,280,007
280,340	Medtronic PLC	25,295,078
123,805	Stryker Corp.	20,211,166

		58,786,251

Health Care Providers & Services – 7.9%
113,090	Aetna, Inc.	21,305,025
116,630	AmerisourceBergen Corp.	9,543,833
72,685	Cardinal Health, Inc.	3,630,616
23,175	Chemed Corp.	7,323,995
346,585	CVS Health Corp.	22,479,503
90,360	McKesson Corp.	11,349,216
150,125	Quest Diagnostics, Inc.	16,171,465
18,585	The Ensign Group, Inc.	670,361
100,885	UnitedHealth Group, Inc.	25,546,100

		118,020,114

Hotels, Restaurants & Leisure – 1.8%
97,290	Brinker International, Inc.	4,589,169
10,765	Churchill Downs, Inc.	3,078,252
35,345	Cracker Barrel Old Country Store, Inc.	5,177,866
101,685	Darden Restaurants, Inc.	10,874,194
41,125	Yum! Brands, Inc.	3,260,801

		26,980,282

Household Durables – 0.2%
75,320	Tupperware Brands Corp.	2,764,997

Industrial Conglomerates – 1.6%
110,940	3M Co.	23,554,781

Insurance – 5.8%
66,150	American Financial Group, Inc.	7,454,444
107,360	Assurant, Inc.	11,841,808
101,960	Assured Guaranty Ltd.	3,968,283
123,170	Chubb Ltd.	17,209,312
199,175	Principal Financial Group, Inc.	11,568,084
53,245	Prudential Financial, Inc.	5,372,953
57,270	Reinsurance Group of America, Inc.	8,103,705
149,845	The Hanover Insurance Group, Inc.	18,793,560
49,260	Unum Group	1,957,100

		86,269,249

IT Services – 10.7%
186,655	Accenture PLC Class A	29,739,741

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
140,925	Broadridge Financial Solutions, Inc.	$ 15,921,707
245,415	Fidelity National Information Services, Inc.	25,309,649
182,525	International Business Machines Corp.	26,453,348
109,000	Jack Henry & Associates, Inc.	14,682,300
162,440	MasterCard, Inc. Class A	32,163,120
807,565	The Western Union Co.	16,280,510

		160,550,375

Leisure Products – 1.2%
114,175	Hasbro, Inc.	11,372,972
58,735	Polaris Industries, Inc.	6,191,843

		17,564,815

Machinery – 1.0%
183,815	Donaldson Co., Inc.	8,767,975
114,410	The Toro Co.	6,886,338

		15,654,313

Media – 1.7%
67,555	John Wiley & Sons, Inc. Class A	4,266,098
183,315	The Walt Disney Co.	20,817,252

		25,083,350

Metals & Mining – 0.6%
93,530	Reliance Steel & Aluminum Co.	8,436,406

Multi-Utilities – 2.4%
292,265	CMS Energy Corp.	14,128,090
130,780	Sempra Energy	15,116,860
97,030	WEC Energy Group, Inc.	6,439,881

		35,684,831

Oil, Gas & Consumable Fuels – 14.8%
160,500	Andeavor Logistics LP	7,309,170
297,700	Antero Midstream Partners LP	9,836,008
215,000	Cheniere Energy Partners LP	8,213,000
7,500	Dominion Energy Midstream Partners LP	115,500
300,000	Enable Midstream Partners LP	5,493,000
1,250,000	Energy Transfer Partners LP	26,200,000
500,000	EnLink Midstream Partners LP	7,790,000
795,400	Enterprise Products Partners LP	23,066,600
203,720	EQT GP Holdings LP	4,520,547
148,000	EQT Midstream Partners LP	7,576,120
301,104	Hess Midstream Partners LP	6,669,454
305,000	Magellan Midstream Partners LP	21,886,800
604,100	MPLX LP	22,007,363
136,300	Noble Midstream Partners LP	7,230,715
220,000	Phillips 66 Partners LP	11,803,000

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
140,000	Summit Midstream Partners LP	$ 2,429,000
455,000	Tallgrass Energy LP	10,615,150
110,576	Targa Resources Corp.	5,647,116
235,000	The Williams Cos., Inc.	6,991,250
208,000	Valero Energy Partners LP	8,145,280
155,000	Viper Energy Partners LP	4,956,900
157,500	Western Gas Equity Partners LP	5,791,275
157,300	Western Gas Partners LP	8,042,749

		222,335,997

Personal Products – 1.1%
63,305	Nu Skin Enterprises, Inc. Class A	4,611,769
86,305	The Estee Lauder Cos., Inc. Class A	11,645,997

		16,257,766

Pharmaceuticals – 0.2%
37,625	Perrigo Co. PLC	3,029,565

Professional Services – 0.3%
48,980	Insperity, Inc.	4,657,998

Semiconductors & Semiconductor Equipment – 6.2%
183,690	KLA-Tencor Corp.	21,568,880
495,560	QUALCOMM, Inc.	31,760,441
263,745	Texas Instruments, Inc.	29,360,093
140,745	Xilinx, Inc.	10,143,492

		92,832,906

Software – 2.0%
276,970	Microsoft Corp.	29,380,978

Specialty Retail – 3.1%
369,490	Aaron’s, Inc.	16,002,612
144,190	Best Buy Co., Inc.	10,818,576
226,885	The Gap, Inc.	6,845,120
128,185	The TJX Cos., Inc.	12,467,273

		46,133,581

Technology Hardware, Storage & Peripherals – 1.6%
1,059,860	HP, Inc.	24,461,569

Textiles, Apparel & Luxury Goods – 3.2%
76,185	Columbia Sportswear Co.	6,626,572
221,735	NIKE, Inc. Class B	17,053,639
60,940	Ralph Lauren Corp.	8,225,681
173,460	VF Corp.	15,970,462

		47,876,354

Trading Companies & Distributors – 2.1%
219,580	Fastenal Co.	12,500,689
36,470	W.W. Grainger, Inc.	12,639,043
37,080	Watsco, Inc.	6,396,671

		31,536,403

TOTAL COMMON STOCKS (Cost $1,320,221,143)		$1,463,114,008

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund - Class R6 Shares
18,410,616	1.832%	$ 18,410,616
(Cost $18,410,616)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.3%
Repurchase Agreements – 0.3%
Joint Repurchase Agreement Account II
$4,600,000	1.930%	08/01/18	$ 4,600,000
(Cost $4,600,000)

TOTAL INVESTMENTS – 99.3% (Cost $1,343,231,759)			$1,486,124,624

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			9,859,598

NET ASSETS – 100.0%			$1,495,984,222

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer/fund.

(b)	Joint repurchase agreement was entered into on July 31, 2018. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	320	09/21/18	$45,073,600	$462,469

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall withinLevel 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of July 31, 2018. The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Asia	$5,038,114	$—	$—
Europe	129,061,846	5,015,796	—
North America	609,462,672	—	—
Preferred Stocks(a)
North America	—	19,159,796	—
Fixed Income
Corporate Obligations	—	822,991,359	—
Mortgage-Backed Obligations	—	423,323	—
Asset-Backed Securities	—	18,700	—
Bank Loans	—	115,452,159	1,334,800
U.S. Treasury Obligations	17,632,267	—	—
Investment Companies	52,815,171	—	—
Short-term Investments	—	41,125,596	—
Securities Lending Reinvestment Vehicle	7,241,305	—	—
Total	$821,251,375	$1,004,186,729	$1,334,800
Liabilities
Reverse Repurchase Agreements	$—	$(1,808,375)	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$88,459	$—
Futures Contracts	939,379	—	—
Total	$939,379	$88,459	$—
Liabilities(b)
Futures Contracts	$(10,251)	$—	$—
Interest Rate Swap Contracts	—	(170,399)	—
Total	$(10,251)	$(170,399)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
Europe	$98,753,216	$—	$—
North America	1,364,360,792	—	—
Investment Company	18,410,616	—	—
Short-term Investments	—	4,600,000	—
Total	$1,481,524,624	$4,600,000	$—

Derivative Type
Assets(b)
Futures Contracts	$462,469	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2018, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$4,600,000	$4,600,247	$4,692,000

REPURCHASE AGREEMENTS — At July 31, 2018, the Principal Amounts of the Funds’ interest in the Joint Repurchase

Agreement Account II were as follows:

Counterparty	Interest Rate	Rising Dividend Growth
Merrill Lynch & Co., Inc.	1.930%	$4,600,000

At July 31, 2018, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rate	Maturity Dates
Federal National Mortgage Association	3.000 to 4.500%	06/01/30 to 04/01/48

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivativesis a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Aerospace & Defense – 2.9%
21,028	Harris Corp.	$ 3,468,569
34,236	Huntington Ingalls Industries, Inc.	7,978,700
147,065	The Boeing Co.	52,399,259

		63,846,528

Airlines – 1.0%
10,088	Copa Holdings SA Class A	981,966
374,004	Delta Air Lines, Inc.	20,353,298

		21,335,264

Automobiles – 1.4%
178,447	General Motors Co.	6,764,926
240,288	Thor Industries, Inc.	22,791,317

		29,556,243

Banks – 0.7%
56,196	Bank of America Corp.	1,735,332
96,642	Citizens Financial Group, Inc.	3,844,419
40,747	PacWest Bancorp	2,046,314
6,872	Signature Bank	753,927
24,452	SVB Financial Group*	7,528,282

		15,908,274

Beverages – 1.2%
54,339	Constellation Brands, Inc. Class A	11,423,688
169,813	Molson Coors Brewing Co. Class B	11,377,471
14,619	PepsiCo, Inc.	1,681,185
16,806	The Coca-Cola Co.	783,664

		25,266,008

Biotechnology – 7.1%
497,576	AbbVie, Inc.	45,891,435
66,638	Alexion Pharmaceuticals, Inc.*	8,860,189
101,539	Amgen, Inc.	19,957,490
92,766	Biogen, Inc.*	31,018,167
52,820	BioMarin Pharmaceutical, Inc.*	5,311,579
133,460	Gilead Sciences, Inc.	10,387,192
202,053	Incyte Corp.*	13,444,607
116,368	Vertex Pharmaceuticals, Inc.*	20,370,218

		155,240,877

Capital Markets – 1.7%
10,134	Cboe Global Markets, Inc.	984,315
71,371	MSCI, Inc.	11,861,147
114,475	S&P Global, Inc.	22,945,369

		35,790,831

Chemicals – 0.3%
40,959	Huntsman Corp.	1,373,355

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
55,780	LyondellBasell Industries NV Class A	$ 6,179,866

		7,553,221

Commercial Services & Supplies – 0.6%
171,383	KAR Auction Services, Inc.	10,188,719
26,920	Waste Management, Inc.	2,422,800

		12,611,519

Communications Equipment* – 1.9%
52,341	Arista Networks, Inc.	13,385,164
30,438	F5 Networks, Inc.	5,216,464
118,658	Palo Alto Networks, Inc.	23,525,135

		42,126,763

Containers & Packaging* – 0.4%
167,693	Berry Global Group, Inc.	8,191,803

Diversified Consumer Services – 0.4%
40,761	Bright Horizons Family Solutions, Inc.*	4,361,020
15,709	Grand Canyon Education, Inc.*	1,830,570
22,482	H&R Block, Inc.	565,647
62,115	Service Corp. International	2,444,225

		9,201,462

Diversified Financial Services – 0.2%
72,639	Voya Financial, Inc.	3,669,722

Diversified Telecommunication Services* – 0.5%
314,924	Zayo Group Holdings, Inc.	11,680,531

Electrical Equipment – 1.3%
36,043	Acuity Brands, Inc.	5,011,059
291,559	AMETEK, Inc.	22,683,290

		27,694,349

Electronic Equipment, Instruments & Components – 1.2%
162,188	CDW Corp.	13,638,389
218,648	National Instruments Corp.	9,578,969
25,930	Zebra Technologies Corp. Class A*	3,576,525

		26,793,883

Energy Equipment & Services – 1.2%
629,834	Halliburton Co.	26,717,558

Equity Real Estate Investment Trusts (REITs) – 1.2%
7,769	Alexandria Real Estate Equities, Inc.	990,081
39,525	Apple Hospitality REIT, Inc.	711,055
50,336	Duke Realty Corp.	1,465,784
11,466	Extra Space Storage, Inc.	1,077,460
9,103	Gaming and Leisure Properties, Inc.	330,621
13,710	Highwoods Properties, Inc.	673,298
552,957	Host Hotels & Resorts, Inc.	11,578,920
67,039	Kimco Realty Corp.	1,118,881

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
11,266	Lamar Advertising Co. Class A	$ 829,516
44,406	Simon Property Group, Inc.	7,824,781

		26,600,397

Food & Staples Retailing* – 0.9%
98,398	Sprouts Farmers Market, Inc.	2,114,573
527,359	US Foods Holding Corp.	17,830,008

		19,944,581

Health Care Equipment & Supplies – 2.8%
18,696	ABIOMED, Inc.*	6,628,293
831,630	Boston Scientific Corp.*	27,951,084
12,686	Hill-Rom Holdings, Inc.	1,195,021
102,552	IDEXX Laboratories, Inc.*	25,118,062

		60,892,460

Health Care Providers & Services – 2.8%
53,561	HCA Healthcare, Inc.	6,653,883
38,130	Humana, Inc.	11,979,683
71,965	UnitedHealth Group, Inc.	18,222,977
91,987	WellCare Health Plans, Inc.*	24,599,164

		61,455,707

Hotels, Restaurants & Leisure – 2.4%
194,771	Darden Restaurants, Inc.	20,828,811
213,648	Marriott International, Inc. Class A	27,312,760
45,894	MGM Resorts International	1,439,695
42,252	Yum! Brands, Inc.	3,350,161

		52,931,427

Household Durables – 1.9%
531,086	D.R. Horton, Inc.	23,208,458
598,834	PulteGroup, Inc.	17,060,781

		40,269,239

Insurance – 2.7%
647,587	Arch Capital Group Ltd.*	19,790,259
41,606	Assured Guaranty Ltd.	1,619,306
76,684	The Allstate Corp.	7,294,182
469,538	The Progressive Corp.	28,176,975
2,046	White Mountains Insurance Group Ltd.	1,868,059

		58,748,781

Internet & Direct Marketing Retail – 7.2%
65,546	Amazon.com, Inc.*	116,504,082
8,152	Booking Holdings, Inc.*	16,538,126
14,841	Expedia Group, Inc.	1,986,319
63,288	Netflix, Inc.*	21,356,536

		156,385,063

Internet Software & Services – 9.2%
47,395	Alphabet, Inc. Class A*	58,164,092
49,091	Alphabet, Inc. Class C*	59,756,510

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
90,979	eBay, Inc.*	$ 3,043,247
392,798	Facebook, Inc. Class A*	67,789,079
72,974	LogMeIn, Inc.	5,914,543
30,484	Twilio, Inc. Class A*	1,764,719
103,815	Twitter, Inc.*	3,308,584

		199,740,774

IT Services – 4.3%
6,058	Alliance Data Systems Corp.	1,362,323
290,653	Black Knight, Inc.*	15,012,227
259,067	International Business Machines Corp.	37,546,580
44,122	MasterCard, Inc. Class A	8,736,156
113,614	Perspecta, Inc.	2,465,424
204,501	Visa, Inc. Class A	27,963,467

		93,086,177

Life Sciences Tools & Services* – 0.2%
12,555	Illumina, Inc.	4,072,340

Machinery – 1.1%
96,984	Allison Transmission Holdings, Inc.	4,558,248
35,465	Caterpillar, Inc.	5,099,867
3,607	Snap-on, Inc.	611,711
220,097	The Toro Co.	13,247,639

		23,517,465

Media – 0.7%
390,962	The Interpublic Group of Cos., Inc.	8,816,193
232,597	Viacom, Inc. Class B	6,756,943

		15,573,136

Metals & Mining – 0.2%
143,669	Freeport-McMoRan, Inc.	2,370,538
60,253	Steel Dynamics, Inc.	2,837,314

		5,207,852

Multiline Retail* – 0.2%
45,416	Dollar Tree, Inc.	4,145,572

Oil, Gas & Consumable Fuels – 2.8%
146,522	Anadarko Petroleum Corp.	10,718,084
136,361	CNX Resources Corp.*	2,219,957
176,457	Continental Resources, Inc.*	11,270,309
76,806	HollyFrontier Corp.	5,728,192
252,270	Marathon Petroleum Corp.	20,390,984
85,060	Phillips 66	10,491,300

		60,818,826

Personal Products – 1.4%
77,945	Herbalife Nutrition Ltd.*	4,024,300
187,207	The Estee Lauder Cos., Inc. Class A	25,261,713

		29,286,013

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 3.8%
24,638	Allergan PLC	$ 4,535,609
307,159	Bristol-Myers Squibb Co.	18,045,591
249,032	Johnson & Johnson	33,001,721
312,794	Zoetis, Inc.	27,050,425

		82,633,346

Professional Services – 0.1%
13,520	The Dun & Bradstreet Corp.	1,702,033

Road & Rail – 2.0%
64,981	CSX Corp.	4,592,857
263,900	Union Pacific Corp.	39,555,971

		44,148,828

Semiconductors & Semiconductor Equipment – 3.7%
382,180	Applied Materials, Inc.	18,585,413
162,459	KLA-Tencor Corp.	19,075,936
142,021	Lam Research Corp.	27,074,883
129,664	Micron Technology, Inc.*	6,844,963
36,148	NVIDIA Corp.	8,851,199

		80,432,394

Software – 10.2%
22,706	Activision Blizzard, Inc.	1,667,074
31,532	Adobe Systems, Inc.*	7,715,250
33,371	CDK Global, Inc.	2,084,019
222,060	Citrix Systems, Inc.*	24,419,938
239,932	Fortinet, Inc.*	15,094,122
62,507	Intuit, Inc.	12,766,430
981,124	Microsoft Corp.	104,077,634
18,916	RingCentral, Inc. Class A*	1,395,055
130,982	ServiceNow, Inc.*	23,047,593
235,339	Splunk, Inc.*	22,616,078
40,822	VMware, Inc. Class A*	5,902,453

		220,785,646

Specialty Retail – 3.0%
253,268	Best Buy Co., Inc.	19,002,698
34,835	Foot Locker, Inc.	1,700,296
82,108	The Home Depot, Inc.	16,217,972
118,061	The TJX Cos., Inc.	11,482,613
92,972	Urban Outfitters, Inc.*	4,127,957
201,301	Williams-Sonoma, Inc.(a)	11,774,096

		64,305,632

Technology Hardware, Storage & Peripherals – 7.8%
857,561	Apple, Inc.(b)	163,185,283
94,655	Western Digital Corp.	6,640,048

		169,825,331

Textiles, Apparel & Luxury Goods – 0.1%
11,593	Carter’s, Inc.	1,215,294

Trading Companies & Distributors – 0.3%
61,591	MSC Industrial Direct Co., Inc. Class A	5,212,446

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
12,706	WESCO International, Inc.*	$ 775,066

		5,987,512

TOTAL COMMON STOCKS (Cost $1,796,812,023)		$2,106,896,662

Shares	Distribution Rate	Value
Investment Company(c) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,564,111	1.832%	$ 30,564,111
(Cost $30,564,111)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,827,376,134)		$2,137,460,773

Securities Lending Reinvestment Vehicle(c) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,472,000	1.832%	$ 11,472,000
(Cost $11,472,000)

TOTAL INVESTMENTS – 98.9% (Cost $1,838,848,134)		$2,148,932,773

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		23,131,915

NET ASSETS – 100.0%		$2,172,064,688

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	240	09/21/18	$33,805,200	$(76,020)

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Aerospace & Defense – 0.3%
4,384	Huntington Ingalls Industries, Inc.	$ 1,021,691
1,143	Teledyne Technologies, Inc.*	250,797

		1,272,488

Airlines – 1.4%
8,691	Copa Holdings SA Class A	845,982
97,962	Delta Air Lines, Inc.	5,331,092

		6,177,074

Auto Components – 0.1%
14,427	The Goodyear Tire & Rubber Co.	349,278

Automobiles – 2.0%
144,165	General Motors Co.	5,465,295
34,904	Thor Industries, Inc.	3,310,645

		8,775,940

Banks – 10.4%
440,544	Bank of America Corp.(a)	13,603,999
81,660	Citigroup, Inc.	5,870,537
124,042	Citizens Financial Group, Inc.	4,934,391
1,288	First Citizens BancShares, Inc. Class A	523,984
72,267	JPMorgan Chase & Co.	8,307,092
79,843	PacWest Bancorp	4,009,716
12,564	SVB Financial Group*	3,868,204
65,893	Wells Fargo & Co.	3,775,010
14,420	Western Alliance Bancorp*	817,902

		45,710,835

Beverages – 1.1%
72,670	Molson Coors Brewing Co. Class B	4,868,890

Biotechnology – 2.4%
8,815	AbbVie, Inc.	813,008
5,227	Alexion Pharmaceuticals, Inc.*	694,982
14,635	Amgen, Inc.	2,876,509
13,489	Biogen, Inc.*	4,510,317
14,801	Gilead Sciences, Inc.	1,151,962
2,503	Vertex Pharmaceuticals, Inc.*	438,150

		10,484,928

Capital Markets – 0.0%
1,671	Cboe Global Markets, Inc.	162,304

Chemicals – 1.4%
41,316	CF Industries Holdings, Inc.	1,835,257
11,020	DowDuPont, Inc.	757,845
20,759	Huntsman Corp.	696,049
24,628	LyondellBasell Industries NV Class A	2,728,536

		6,017,687

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 0.1%
6,950	Republic Services, Inc.	$ 503,736

Communications Equipment – 1.9%
1,385	Arista Networks, Inc.*	354,186
81,645	Cisco Systems, Inc.	3,452,767
2,275	EchoStar Corp. Class A*	102,352
21,350	Palo Alto Networks, Inc.*	4,232,851

		8,142,156

Construction & Engineering* – 0.4%
59,026	AECOM	1,980,913

Consumer Finance – 1.2%
159,030	Ally Financial, Inc.	4,255,643
34,324	Synchrony Financial	993,336

		5,248,979

Containers & Packaging – 1.0%
78,326	WestRock Co.	4,541,341

Diversified Consumer Services – 0.0%
7,544	H&R Block, Inc.	189,807

Diversified Financial Services – 2.4%
32,906	Berkshire Hathaway, Inc. Class B*	6,511,110
136,859	Jefferies Financial Group, Inc.	3,318,831
18,790	Voya Financial, Inc.	949,271

		10,779,212

Diversified Telecommunication Services – 1.3%
99,009	AT&T, Inc.	3,165,318
48,681	Verizon Communications, Inc.	2,513,887

		5,679,205

Electric Utilities – 2.1%
103,903	OGE Energy Corp.	3,765,445
57,417	PG&E Corp.	2,473,524
83,266	PPL Corp.	2,395,563
15,417	Xcel Energy, Inc.	722,440

		9,356,972

Electrical Equipment – 1.6%
16,694	Acuity Brands, Inc.	2,320,967
61,743	AMETEK, Inc.	4,803,605

		7,124,572

Electronic Equipment, Instruments & Components – 0.3%
19,768	Jabil, Inc.	556,865
13,771	National Instruments Corp.	603,307

		1,160,172

Energy Equipment & Services – 0.9%
91,798	Halliburton Co.	3,894,071

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 5.3%
11,872	American Homes 4 Rent Class A	$ 262,846
10,193	Apartment Investment & Management Co. Class A	434,731
40,367	Apple Hospitality REIT, Inc.	726,202
131,601	Duke Realty Corp.	3,832,221
28,663	Empire State Realty Trust, Inc. Class A	477,812
25,779	Gaming and Leisure Properties, Inc.	936,293
7,177	Highwoods Properties, Inc.	352,462
43,821	Hospitality Properties Trust	1,238,820
207,205	Host Hotels & Resorts, Inc.	4,338,873
183,772	Kimco Realty Corp.	3,067,155
43,502	Mid-America Apartment Communities, Inc.	4,384,132
12,881	Simon Property Group, Inc.	2,269,761
4,736	STORE Capital Corp.	130,003
6,760	Sun Communities, Inc.	655,450
1,289	Weyerhaeuser Co.	44,058

		23,150,819

Food & Staples Retailing – 2.5%
93,953	US Foods Holding Corp.*	3,176,551
89,969	Walmart, Inc.	8,027,934

		11,204,485

Food Products – 0.8%
86,110	Conagra Brands, Inc.	3,161,098
4,802	Lamb Weston Holdings, Inc.	337,437

		3,498,535

Gas Utilities – 0.2%
13,626	UGI Corp.	724,086

Health Care Equipment & Supplies – 2.7%
135,299	Boston Scientific Corp.*	4,547,400
12,570	IDEXX Laboratories, Inc.*	3,078,770
48,218	Medtronic PLC	4,350,710

		11,976,880

Health Care Providers & Services – 3.2%
6,824	Cigna Corp.	1,224,362
28,800	Express Scripts Holding Co.*	2,288,448
19,547	HCA Healthcare, Inc.	2,428,324
8,743	Humana, Inc.	2,746,876
5,561	Universal Health Services, Inc. Class B	678,998
17,567	WellCare Health Plans, Inc.*	4,697,767

		14,064,775

Hotels, Restaurants & Leisure – 1.6%
20,700	Darden Restaurants, Inc.	2,213,658
21,146	Marriott International, Inc. Class A	2,703,305
12,700	MGM Resorts International	398,399

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
21,281	Yum! Brands, Inc.	$ 1,687,370

		7,002,732

Household Durables – 1.7%
96,840	D.R. Horton, Inc.	4,231,908
121,300	PulteGroup, Inc.	3,455,837

		7,687,745

Household Products – 0.5%
26,905	The Procter & Gamble Co.	2,176,076

Independent Power and Renewable Electricity Producers – 0.5%
64,172	NRG Energy, Inc.	2,032,327

Insurance – 8.0%
157,430	Arch Capital Group Ltd.*	4,811,061
94,182	Assured Guaranty Ltd.	3,665,563
64,641	Athene Holding Ltd. Class A*	2,965,083
51,419	Brighthouse Financial, Inc.*	2,233,127
8,329	Fidelity National Financial, Inc.	337,325
16,643	First American Financial Corp.	932,008
4,014	Reinsurance Group of America, Inc.	567,981
57,484	The Allstate Corp.	5,467,878
72,714	The Progressive Corp.	4,363,567
3,923	The Travelers Cos., Inc.	510,539
43,443	Torchmark Corp.	3,826,025
30,817	Unum Group	1,224,359
4,619	White Mountains Insurance Group Ltd.	4,217,286

		35,121,802

Internet Software & Services – 0.2%
18,619	eBay, Inc.*	622,805
2,931	LogMeIn, Inc.	237,558

		860,363

IT Services – 1.2%
35,673	International Business Machines Corp.	5,170,088

Life Sciences Tools & Services – 0.6%
20,589	Agilent Technologies, Inc.	1,359,698
4,257	Bio-Rad Laboratories, Inc. Class A*	1,305,409

		2,665,107

Machinery – 0.5%
25,655	Pentair PLC	1,145,496
5,555	Snap-on, Inc.	942,072

		2,087,568

Media – 3.7%
270,511	Comcast Corp. Class A	9,678,884
171,063	News Corp. Class A	2,577,919

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
136,981	Viacom, Inc. Class B	$ 3,979,298

		16,236,101

Metals & Mining – 1.3%
154,445	Freeport-McMoRan, Inc.	2,548,343
36,484	Nucor Corp.	2,441,874
19,583	Steel Dynamics, Inc.	922,163

		5,912,380

Multi-Utilities – 1.9%
164,536	CenterPoint Energy, Inc.	4,685,985
67,547	CMS Energy Corp.	3,265,222
4,509	DTE Energy Co.	489,407

		8,440,614

Multiline Retail – 0.4%
40,197	Macy’s, Inc.	1,597,027

Oil, Gas & Consumable Fuels – 10.5%
54,765	Anadarko Petroleum Corp.	4,006,060
31,140	Cabot Oil & Gas Corp.	731,790
27,539	Chevron Corp.(a)	3,477,350
153,060	CNX Resources Corp.*	2,491,817
38,040	ConocoPhillips	2,745,347
51,062	Continental Resources, Inc.*	3,261,330
84,184	Exxon Mobil Corp.	6,861,838
63,347	HollyFrontier Corp.	4,724,419
74,184	Marathon Oil Corp.	1,566,766
68,211	Marathon Petroleum Corp.	5,513,495
49,230	Phillips 66	6,072,028
9,896	Pioneer Natural Resources Co.	1,873,016
20,561	Valero Energy Corp.	2,433,394
12,031	Whiting Petroleum Corp.*	597,339

		46,355,989

Personal Products – 0.1%
5,418	Herbalife Nutrition Ltd.*	279,731
1,065	The Estee Lauder Cos., Inc. Class A	143,711

		423,442

Pharmaceuticals – 8.4%
34,617	Allergan PLC	6,372,644
96,363	Bristol-Myers Squibb Co.	5,661,326
104,131	Johnson & Johnson	13,799,440
96,590	Merck & Co., Inc.	6,362,383
82,144	Pfizer, Inc.	3,280,010
16,581	Zoetis, Inc.	1,433,925

		36,909,728

Professional Services – 0.2%
9,125	ManpowerGroup, Inc.	850,997

Road & Rail – 1.1%
31,843	Union Pacific Corp.	4,772,947

Semiconductors & Semiconductor Equipment – 1.5%
67,169	Intel Corp.	3,230,829
18,126	Lam Research Corp.	3,455,541

		6,686,370

Shares	Description	Value
Common Stocks – (continued)
Software – 0.8%
2,470	Citrix Systems, Inc.*	$ 271,626
30,505	Splunk, Inc.*	2,931,530
22,275	Symantec Corp.	450,401

		3,653,557

Specialty Retail – 1.2%
41,519	Best Buy Co., Inc.	3,115,170
30,407	Foot Locker, Inc.	1,484,166
8,922	Williams-Sonoma, Inc.	521,848

		5,121,184

Technology Hardware, Storage & Peripherals – 0.8%
47,521	Western Digital Corp.	3,333,598

Textiles, Apparel & Luxury Goods – 0.3%
6,296	PVH Corp.	966,562
2,014	Ralph Lauren Corp.	271,850

		1,238,412

Tobacco – 1.9%
95,591	Philip Morris International, Inc.	8,249,503

Trading Companies & Distributors – 0.1%
7,092	MSC Industrial Direct Co., Inc. Class A	600,196

TOTAL COMMON STOCKS (Cost $394,906,654)		$422,225,993

Shares	Distribution Rate	Value
Investment Companies(b) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,257,422	1.832%	$ 6,257,422
(Cost $6,257,422)

TOTAL INVESTMENTS – 97.4% (Cost $401,164,076)		$428,483,415

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		11,275,832

NET ASSETS – 100.0%		$439,759,247

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	53	09/21/18	$7,465,315	$15,882

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Aerospace & Defense* – 0.7%
13,777	Engility Holdings, Inc.	$ 476,684
36,127	Esterline Technologies Corp.	3,081,633
1,897	Vectrus, Inc.	59,585

		3,617,902

Air Freight & Logistics* – 0.4%
59,616	Echo Global Logistics, Inc.	2,053,771

Airlines – 0.2%
17,137	SkyWest, Inc.	1,026,506

Auto Components* – 0.4%
13,214	Cooper-Standard Holdings, Inc.	1,781,247
17,461	Modine Manufacturing Co.	304,695

		2,085,942

Automobiles – 0.1%
8,151	Winnebago Industries, Inc.	325,225

Banks – 7.5%
1,132	1st Source Corp.	64,026
1,561	Arrow Financial Corp.	60,411
3,227	Atlantic Capital Bancshares, Inc.*	57,602
6,051	Banner Corp.	381,031
8,843	Blue Hills Bancorp, Inc.	193,662
20,826	Cathay General Bancorp	866,153
111,293	CenterState Bank Corp.	3,088,381
80,940	Central Pacific Financial Corp.	2,230,706
1,302	Century Bancorp, Inc. Class A	100,710
140,185	CVB Financial Corp.	3,353,225
7,549	Enterprise Financial Services Corp.	424,631
9,652	Equity Bancshares, Inc. Class A*	390,906
2,907	Esquire Financial Holdings, Inc.*	74,245
3,573	FCB Financial Holdings, Inc. Class A*	182,223
66,679	First Bancorp/Southern Pines NC	2,761,844
28,577	First Financial Corp.	1,468,858
23,047	First Internet Bancorp	732,895
2,554	Flushing Financial Corp.	64,054
47,113	Hancock Whitney Corp.	2,367,428
41,800	Hanmi Financial Corp.	1,047,090
48,471	Home BancShares, Inc.	1,124,042
4,470	HomeTrust Bancshares, Inc.*	130,077
13,947	Independent Bank Group, Inc.	935,844
75,526	International Bancshares Corp.	3,357,131
204,842	Investors Bancorp, Inc.	2,564,622
5,201	MBT Financial Corp.	59,291
15,905	Mercantile Bank Corp.	564,946
10,314	Metropolitan Bank Holding Corp.*	506,830
8,439	National Bank Holdings Corp. Class A	334,016

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
11,872	NBT Bancorp, Inc.	$ 477,729
1,679	Nicolet Bankshares, Inc.*	92,933
7,392	Northeast Bancorp	158,558
33,562	OFG Bancorp	558,807
9,797	Old National Bancorp	190,552
35,478	Opus Bank	1,004,027
7,338	Pacific Premier Bancorp, Inc.*	271,506
2,751	Peapack Gladstone Financial Corp.	90,453
3,156	Peoples Bancorp, Inc.	114,310
5,398	Sierra Bancorp	159,457
3,550	Simmons First National Corp. Class A	105,790
34,296	South State Corp.	2,870,575
2,541	Southern First Bancshares, Inc.*	111,677
23,439	Southern National Bancorp of Virginia, Inc.	411,120
27,583	The Bancorp, Inc.*	267,831
8,359	The First of Long Island Corp.	182,226
42,125	TriCo Bancshares	1,635,293
9,794	UMB Financial Corp.	704,091
18,077	United Bankshares, Inc.	667,945
53,406	United Community Banks, Inc.	1,603,782

		41,165,542

Beverages* – 0.5%
39,619	Craft Brew Alliance, Inc.	784,456
11,853	National Beverage Corp.	1,250,610
28,404	Primo Water Corp.	498,490

		2,533,556

Biotechnology* – 7.5%
16,776	ACADIA Pharmaceuticals, Inc.	253,150
18,558	Acceleron Pharma, Inc.	808,386
35,213	Acorda Therapeutics, Inc.	878,564
10,684	AMAG Pharmaceuticals, Inc.	235,582
19,953	Ardelyx, Inc.	80,810
42,097	Array BioPharma, Inc.	647,873
14,052	BioSpecifics Technologies Corp.	639,366
67,830	Catalyst Pharmaceuticals, Inc.	196,029
25,725	ChemoCentryx, Inc.	297,381
24,624	Concert Pharmaceuticals, Inc.	393,738
57,342	CytomX Therapeutics, Inc.	1,510,388
8,335	Eagle Pharmaceuticals, Inc.	660,549
4,537	Editas Medicine, Inc.	134,930
10,658	Emergent BioSolutions, Inc.	579,262
11,829	Enanta Pharmaceuticals, Inc.	1,153,564
7,404	Epizyme, Inc.	95,512
20,560	FibroGen, Inc.	1,297,336
59,241	Genomic Health, Inc.	3,180,057
19,569	Global Blood Therapeutics, Inc.	817,984
170,469	Halozyme Therapeutics, Inc.	3,085,489
10,836	Heron Therapeutics, Inc.	405,808
5,678	Intercept Pharmaceuticals, Inc.	517,493

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Biotechnology* – (continued)
32,828	Ironwood Pharmaceuticals, Inc.	$ 632,924
30,619	Karyopharm Therapeutics, Inc.	544,406
10,369	Ligand Pharmaceuticals, Inc.	2,263,864
16,456	Loxo Oncology, Inc.	2,757,861
8,806	MacroGenics, Inc.	181,844
11,153	Mirati Therapeutics, Inc.(a)	684,794
66,896	Myriad Genetics, Inc.	2,926,700
40,178	Natera, Inc.	922,487
187,239	PDL BioPharma, Inc.	469,970
10,654	Pfenex, Inc.	54,548
94,916	Pieris Pharmaceuticals, Inc.	521,089
52,506	PTC Therapeutics, Inc.	1,998,903
6,368	Puma Biotechnology, Inc.	306,619
40,419	REGENXBIO, Inc.	2,841,456
77,957	Retrophin, Inc.	2,154,731
13,930	Spark Therapeutics, Inc.	1,068,710
30,949	Spectrum Pharmaceuticals, Inc.	658,904
12,414	Veracyte, Inc.	134,444
62,737	Vericel Corp.	655,602
44,698	Voyager Therapeutics, Inc.	843,004
13,613	Xencor, Inc.	506,676
28,028	Zafgen, Inc.	291,491

		41,290,278

Building Products – 1.5%
66,727	Continental Building Products, Inc.*	2,128,591
72,723	PGT Innovations, Inc.*	1,745,352
55,723	Simpson Manufacturing Co., Inc.	4,065,550
840	Trex Co., Inc.*	65,302

		8,004,795

Capital Markets – 2.1%
30,054	Artisan Partners Asset Management, Inc. Class A	1,035,360
18,855	Federated Investors, Inc. Class B	456,291
56,649	Houlihan Lokey, Inc.	2,784,865
72,259	Investment Technology Group, Inc.	1,600,537
46,152	Moelis & Co. Class A	2,935,267
19,421	Oppenheimer Holdings, Inc. Class A	573,891
25,501	Piper Jaffray Cos.	1,972,502
2,667	PJT Partners, Inc. Class A	160,580
1,848	Westwood Holdings Group, Inc.	107,868

		11,627,161

Chemicals – 2.0%
35,422	Balchem Corp.	3,552,472
12,801	Chase Corp.	1,580,924
13,617	Innophos Holdings, Inc.	615,216
11,130	Innospec, Inc.	900,974
19,778	Kraton Corp.*	951,124
19,919	Minerals Technologies, Inc.	1,505,876

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
23,461	OMNOVA Solutions, Inc.*	$ 219,360
16,279	PolyOne Corp.	730,113
15,294	Trinseo SA	1,142,462

		11,198,521

Commercial Services & Supplies – 1.7%
22,678	ACCO Brands Corp.	290,278
48,160	Brady Corp. Class A	1,842,120
48,960	Deluxe Corp.	2,885,213
3,985	Ennis, Inc.	86,674
52,540	Kimball International, Inc. Class B	848,521
46,403	McGrath RentCorp	2,755,410
3,767	UniFirst Corp.	704,994

		9,413,210

Communications Equipment – 1.6%
17,476	ADTRAN, Inc.	283,985
20,601	Aerohive Networks, Inc.*	82,404
89,816	CalAmp Corp.*	2,044,212
143,041	Casa Systems, Inc.*	2,178,514
48,280	Ciena Corp.*	1,226,312
66,018	Comtech Telecommunications Corp.	2,218,205
8,812	NETGEAR, Inc.*	580,270
1,854	Plantronics, Inc.	127,296

		8,741,198

Construction & Engineering – 2.0%
43,954	Aegion Corp.*	1,089,180
48,424	Comfort Systems USA, Inc.	2,689,953
24,068	Dycom Industries, Inc.*	2,145,903
48,071	EMCOR Group, Inc.(b)	3,699,063
11,571	Orion Group Holdings, Inc.*	106,106
45,455	Primoris Services Corp.	1,227,740

		10,957,945

Consumer Finance – 0.9%
52,616	Enova International, Inc.*	1,631,096
2,928	FirstCash, Inc.	237,754
25,362	Green Dot Corp. Class A*	2,011,714
3,684	Nelnet, Inc. Class A	216,545
18,500	Regional Management Corp.*	613,645

		4,710,754

Distributors – 0.0%
7,709	Core-Mark Holding Co., Inc.	186,404

Diversified Consumer Services* – 1.5%
13,682	American Public Education, Inc.	603,376
104,970	Career Education Corp.	1,931,448
31,538	Chegg, Inc.	873,603
231,885	Houghton Mifflin Harcourt Co.	1,472,470
59,806	K12, Inc.	978,426

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services* – (continued)
26,712	Weight Watchers International, Inc.	$ 2,391,525

		8,250,848

Diversified Financial Services* – 0.6%
159,514	Cannae Holdings, Inc.	2,911,131
82,449	On Deck Capital, Inc.	563,951

		3,475,082

Diversified Telecommunication Services – 1.0%
43,372	Cogent Communications Holdings, Inc.	2,253,175
5,899	Ooma, Inc.*	94,974
264,221	Vonage Holdings Corp.*	3,384,671

		5,732,820

Electric Utilities – 0.7%
82,564	Portland General Electric Co.	3,745,103

Electrical Equipment – 0.3%
16,633	Encore Wire Corp.	810,859
11,095	EnerSys	910,566

		1,721,425

Electronic Equipment, Instruments & Components – 2.9%
21,158	AVX Corp.	439,663
15,600	Control4 Corp.*	396,708
12,057	CTS Corp.	420,789
6,843	Daktronics, Inc.	58,781
114,713	Electro Scientific Industries, Inc.*	2,068,275
15,134	ePlus, Inc.*	1,492,969
72,872	Fitbit, Inc. Class A*	432,131
63,098	Insight Enterprises, Inc.*	3,171,937
12,381	KEMET Corp.*	321,782
20,336	Kimball Electronics, Inc.*	413,838
5,173	OSI Systems, Inc.*	412,599
6,686	Rogers Corp.*	779,387
10,724	ScanSource, Inc.*	442,365
8,373	SYNNEX Corp.	807,743
6,364	Tech Data Corp.*	530,821
138,391	Vishay Intertechnology, Inc.	3,459,775
11,775	Vishay Precision Group, Inc.*	469,823

		16,119,386

Energy Equipment & Services – 3.4%
5,283	Basic Energy Services, Inc.*	59,592
4,117	Cactus, Inc. Class A*	134,708
48,074	Exterran Corp.*	1,332,611
116,823	FTS International, Inc.*	1,401,876
20,814	Helix Energy Solutions Group, Inc.*	208,348
3,258	ION Geophysical Corp.*	83,405
2,921	Mammoth Energy Services, Inc.*	108,720
75,191	Matrix Service Co.*	1,500,060
128,622	Newpark Resources, Inc.*	1,421,273
4,034	Nine Energy Service, Inc.*	117,833

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – (continued)
43,743	Ocean Rig UDW, Inc. Class A*	$ 1,226,554
86,357	Pioneer Energy Services Corp.*	284,978
112,040	ProPetro Holding Corp.*	1,841,938
54,981	SEACOR Holdings, Inc.*	2,901,347
119,468	Superior Energy Services, Inc.*	1,175,565
43,721	TETRA Technologies, Inc.*	188,438
59,380	Unit Corp.*	1,478,562
115,383	US Silica Holdings, Inc.(a)	3,110,726

		18,576,534

Equity Real Estate Investment Trusts (REITs) – 6.8%
2,860	American Assets Trust, Inc.	109,910
33,060	Ashford Hospitality Trust, Inc.	261,174
50,853	Braemar Hotels & Resorts, Inc.	581,250
142,231	Cedar Realty Trust, Inc.	677,020
81,794	Chatham Lodging Trust	1,761,843
3,973	Chesapeake Lodging Trust	127,215
394,323	Cousins Properties, Inc.	3,675,090
280,566	DiamondRock Hospitality Co.	3,344,347
28,563	First Industrial Realty Trust, Inc.	929,726
8,837	Franklin Street Properties Corp.	77,854
20,894	Healthcare Realty Trust, Inc.	620,761
12,838	Industrial Logistics Properties Trust	296,558
64,132	InfraREIT, Inc.*	1,343,565
59,530	Kite Realty Group Trust	1,004,271
108,946	Mack-Cali Realty Corp.	2,121,179
7,070	National Health Investors, Inc.	529,119
16,050	National Storage Affiliates Trust	462,721
45,176	NexPoint Residential Trust, Inc.	1,352,569
67,731	Pebblebrook Hotel Trust	2,611,030
173,802	Piedmont Office Realty Trust, Inc. Class A	3,437,803
7,260	Ramco-Gershenson Properties Trust	95,469
28,902	Ryman Hospitality Properties, Inc.	2,456,959
15,260	Summit Hotel Properties, Inc.	215,929
224,323	Sunstone Hotel Investors, Inc.	3,649,735
88,800	Terreno Realty Corp.	3,277,608
5,981	Urstadt Biddle Properties, Inc. Class A	133,137
137,040	Washington Prime Group, Inc.	1,100,431
55,712	Xenia Hotels & Resorts, Inc.	1,358,816

		37,613,089

Food & Staples Retailing – 0.6%
24,915	Ingles Markets, Inc. Class A	741,221
20,562	Smart & Final Stores, Inc.*	121,316

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
13,182	SpartanNash Co.	$ 315,841
16,737	Village Super Market, Inc. Class A	450,727
33,488	Weis Markets, Inc.	1,712,242

		3,341,347

Food Products – 1.1%
18,054	Calavo Growers, Inc.(a)	1,669,995
31,530	Dean Foods Co.	309,625
21,607	J&J Snack Foods Corp.	3,132,151
9,024	John B. Sanfilippo & Son, Inc.	693,675
1,248	Lancaster Colony Corp.	180,997

		5,986,443

Gas Utilities – 0.2%
11,676	ONE Gas, Inc.	899,519

Health Care Equipment & Supplies* – 1.2%
7,774	AngioDynamics, Inc.	164,342
2,879	Anika Therapeutics, Inc.	115,246
5,352	Cutera, Inc.	214,080
4,954	Heska Corp.	496,639
10,470	Inogen, Inc.	2,086,148
9,465	Integer Holdings Corp.	676,274
22,211	NxStage Medical, Inc.	623,463
30,432	Orthofix International NV	1,840,832
20,052	STAAR Surgical Co.	618,604

		6,835,628

Health Care Providers & Services – 2.4%
13,391	Addus HomeCare Corp.*	885,815
16,167	Amedisys, Inc.*	1,513,716
1,628	AMN Healthcare Services, Inc.*	98,494
27,425	Civitas Solutions, Inc.*	448,399
99,023	Cross Country Healthcare, Inc.*	1,161,540
36,574	Magellan Health, Inc.*	2,660,758
9,572	National HealthCare Corp.	689,950
83,050	The Ensign Group, Inc.	2,995,613
33,144	Tivity Health, Inc.*	1,116,953
39,678	Triple-S Management Corp. Class B*	1,408,966

		12,980,204

Health Care Technology – 0.1%
28,562	HealthStream, Inc.	802,021

Hotels, Restaurants & Leisure – 3.8%
47,454	BJ’s Restaurants, Inc.	3,001,466
56,219	Boyd Gaming Corp.	2,099,780
50,048	Brinker International, Inc.	2,360,764
8,407	Dave & Buster’s Entertainment, Inc.*	413,204
9,547	Del Taco Restaurants, Inc.*	123,538
6,797	Fiesta Restaurant Group, Inc.*	197,453
37,796	Planet Fitness, Inc. Class A*	1,796,066
60,005	Red Robin Gourmet Burgers, Inc.*	2,838,237

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
4,762	Shake Shack, Inc. Class A*	$ 296,815
57,772	Texas Roadhouse, Inc.	3,630,392
56,864	The Cheesecake Factory, Inc.	3,186,090
24,591	Wingstop, Inc.	1,213,566

		21,157,371

Household Durables – 1.8%
17,233	Bassett Furniture Industries, Inc.	430,825
19,152	Beazer Homes USA, Inc.*	245,337
110,674	Ethan Allen Interiors, Inc.	2,490,165
1,952	Helen of Troy Ltd.*	223,602
17,654	Installed Building Products, Inc.*	963,908
53,694	KB Home	1,275,233
139,904	TRI Pointe Group, Inc.*	1,982,440
88,095	William Lyon Homes Class A*	1,923,114
33,216	ZAGG, Inc.*	494,918

		10,029,542

Independent Power and Renewable Electricity Producers – 0.0%
23,315	TerraForm Power, Inc. Class A	238,512

Insurance – 3.3%
99,807	American Equity Investment Life Holding Co.	3,566,104
2,385	AMERISAFE, Inc.	149,778
52,674	Argo Group International Holdings Ltd.	3,294,759
40,088	Employers Holdings, Inc.	1,862,088
17,078	FBL Financial Group, Inc. Class A	1,395,273
131,465	Genworth Financial, Inc. Class A*	604,739
22,854	Health Insurance Innovations, Inc. Class A*(a)	759,895
21,708	Horace Mann Educators Corp.	948,640
9,009	MBIA, Inc.*(a)	92,342
418	National Western Life Group, Inc. Class A	135,432
11,211	ProAssurance Corp.	463,014
2,996	Protective Insurance Corp. Class B	69,957
34,244	Stewart Information Services Corp.	1,556,047
2,613	The Navigators Group, Inc.	157,695
61,114	Trupanion, Inc.*(a)	2,542,342
14,613	Universal Insurance Holdings, Inc.	648,817

		18,246,922

Internet & Direct Marketing Retail – 0.8%
38,363	Groupon, Inc.*	179,539
73,880	Liberty Expedia Holdings, Inc. Class A*	3,558,800

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
10,296	Liberty TripAdvisor Holdings, Inc. Class A*	$ 171,428
7,488	PetMed Express, Inc.	278,029

		4,187,796

Internet Software & Services* – 2.6%
20,041	Appfolio, Inc. Class A	1,446,960
53,637	Apptio, Inc. Class A	1,800,594
86,790	Box, Inc. Class A	2,079,488
21,293	Etsy, Inc.	870,032
8,559	Five9, Inc.	273,032
17,611	Hortonworks, Inc.	306,784
27,083	New Relic, Inc.(b)	2,646,009
29,846	Q2 Holdings, Inc.	1,765,391
7,796	QuinStreet, Inc.	103,375
5,779	SPS Commerce, Inc.	495,780
6,296	Stamps.com, Inc.	1,643,256
1,011	The Trade Desk, Inc. Class A	85,248
21,411	Yelp, Inc.	789,638

		14,305,587

IT Services – 1.6%
37,283	Acxiom Corp.*	1,511,453
26,076	MAXIMUS, Inc.	1,689,986
26,843	NIC, Inc.	440,225
26,678	Perficient, Inc.*	702,165
160,953	Perspecta, Inc.	3,492,680
132,690	ServiceSource International, Inc.*	464,415
7,959	Sykes Enterprises, Inc.*	236,064
31,617	Unisys Corp.*	406,278

		8,943,266

Leisure Products – 1.2%
3,178	Acushnet Holdings Corp.	76,812
136,394	Callaway Golf Co.	2,624,221
4,473	Johnson Outdoors, Inc. Class A	362,626
41,978	Malibu Boats, Inc. Class A*	1,577,953
39,775	MCBC Holdings, Inc.*	992,784
69,717	Vista Outdoor, Inc.*	1,132,204

		6,766,600

Life Sciences Tools & Services – 0.0%
6,411	Luminex Corp.	217,077

Machinery – 2.0%
14,749	Douglas Dynamics, Inc.	724,176
39,430	Hillenbrand, Inc.	1,979,386
9,308	Hurco Cos., Inc.	412,344
2,581	John Bean Technologies Corp.	285,459
58,057	Milacron Holdings Corp.*	1,210,488
10,212	Miller Industries, Inc.	266,023
988	RBC Bearings, Inc.*	143,635
28,516	SPX FLOW, Inc.*	1,355,080
667	Standex International Corp.	69,135
56,128	The Greenbrier Cos., Inc.	3,179,651

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
38,756	TriMas Corp.*	$ 1,147,178

		10,772,555

Media – 2.4%
14,048	Entravision Communications Corp. Class A	68,133
24,476	Gray Television, Inc.*	378,154
4,824	IMAX Corp.*	106,610
6,853	Loral Space & Communications, Inc.*	270,693
136,003	MSG Networks, Inc. Class A*	3,202,871
12,315	National CineMedia, Inc.	101,722
154,583	New Media Investment Group, Inc.	2,780,948
46,173	Nexstar Media Group, Inc. Class A	3,437,580
13,768	Scholastic Corp.	574,952
94,446	Sinclair Broadcast Group, Inc. Class A	2,436,707

		13,358,370

Metals & Mining – 1.4%
58,726	Carpenter Technology Corp.	3,216,423
29,855	Materion Corp.	1,871,909
52,424	Schnitzer Steel Industries, Inc. Class A	1,727,371
83,128	SunCoke Energy, Inc.*	948,490

		7,764,193

Mortgage Real Estate Investment Trusts (REITs) – 0.7%
180,394	Anworth Mortgage Asset Corp.	909,186
32,355	Capstead Mortgage Corp.	270,811
42,483	Dynex Capital, Inc.	282,512
151,130	Ladder Capital Corp.	2,416,569

		3,879,078

Multi-Utilities – 1.1%
32,092	Black Hills Corp.	1,924,557
59,020	NorthWestern Corp.	3,501,657
12,846	Unitil Corp.	653,990

		6,080,204

Multiline Retail – 0.0%
2,390	Dillard’s, Inc. Class A	191,845

Oil, Gas & Consumable Fuels – 2.4%
21,372	California Resources Corp.*	778,155
18,257	CONSOL Energy, Inc.*	760,039
17,835	Denbury Resources, Inc.*	80,436
69,279	Gulfport Energy Corp.*	797,401
33,806	Matador Resources Co.*	1,132,501
118,851	Oasis Petroleum, Inc.*	1,452,359
34,076	PDC Energy, Inc.*	2,146,107
57,693	Peabody Energy Corp.	2,451,376
50,034	Sanchez Energy Corp.*	222,651
219,017	Southwestern Energy Co.*	1,125,747
172,467	SRC Energy, Inc.*	1,952,326

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
39,428	W&T Offshore, Inc.*	$ 273,630

		13,172,728

Paper & Forest Products – 0.8%
50,734	Boise Cascade Co.	2,194,245
58,475	Louisiana-Pacific Corp.	1,574,147
32,741	Verso Corp. Class A*	683,305

		4,451,697

Personal Products – 0.9%
19,420	Medifast, Inc.	3,334,026
10,465	USANA Health Sciences, Inc.*	1,383,996

		4,718,022

Pharmaceuticals – 1.8%
7,925	ANI Pharmaceuticals, Inc.*	530,579
11,695	Collegium Pharmaceutical, Inc.*	225,363
70,394	Depomed, Inc.*	623,691
90,176	Endo International PLC*	1,121,789
29,287	Horizon Pharma PLC*	516,330
88,274	Innoviva, Inc.*	1,249,077
37,662	Intersect ENT, Inc.*	1,218,366
31,347	Pacira Pharmaceuticals, Inc.*	1,260,149
46,929	Phibro Animal Health Corp. Class A	2,247,899
9,839	Revance Therapeutics, Inc.*	282,871
11,204	Supernus Pharmaceuticals, Inc.*	593,252

		9,869,366

Professional Services – 4.1%
26,925	ASGN, Inc.*	2,431,328
13,401	Barrett Business Services, Inc.	1,231,284
50,788	CBIZ, Inc.*	1,117,336
15,722	CRA International, Inc.	850,875
40,368	Exponent, Inc.	1,973,995
4,068	GP Strategies Corp.*	76,885
4,552	Huron Consulting Group, Inc.*	198,695
10,296	ICF International, Inc.	758,300
37,014	Insperity, Inc.	3,520,031
81,006	Kforce, Inc.	3,062,027
54,917	Korn/Ferry International	3,623,424
44,337	Navigant Consulting, Inc.*	964,773
77,324	TrueBlue, Inc.*	2,091,614
12,910	WageWorks, Inc.*	681,648

		22,582,215

Real Estate Management & Development – 0.2%
22,936	Marcus & Millichap, Inc.*	922,256
4,185	RE/MAX Holdings, Inc. Class A	212,598
1,302	The RMR Group, Inc. Class A	113,014

		1,247,868

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 1.0%
15,127	ArcBest Corp.	$ 704,162
9,579	Covenant Transportation Group, Inc. Class A*	277,599
55,836	Marten Transport Ltd.	1,220,017
17,403	Saia, Inc.*	1,311,316
42,358	Werner Enterprises, Inc.	1,577,836
34,803	YRC Worldwide, Inc.*	338,981

		5,429,911

Semiconductors & Semiconductor Equipment – 1.6%
22,327	Amkor Technology, Inc.*	193,798
25,501	Axcelis Technologies, Inc.*	561,022
23,271	Cabot Microelectronics Corp.	2,802,992
7,629	Cirrus Logic, Inc.*	330,030
43,666	Diodes, Inc.*	1,622,629
71,366	Entegris, Inc.	2,508,515
20,778	Rambus, Inc.*	256,816
9,885	Rudolph Technologies, Inc.*	282,711

		8,558,513

Software – 1.4%
21,461	Avaya Holdings Corp.*	441,667
33,749	Bottomline Technologies DE, Inc.*	1,819,071
3,544	HubSpot, Inc.*	439,810
10,390	MicroStrategy, Inc. Class A*	1,352,259
20,206	Model N, Inc.*	376,842
15,768	Paylocity Holding Corp.*	914,544
18,092	Progress Software Corp.	665,605
942	Qualys, Inc.*	82,048
19,896	Rapid7, Inc.*	553,308
11,470	Varonis Systems, Inc.*	685,619
16,529	Workiva, Inc.*	417,357

		7,748,130

Specialty Retail – 3.3%
131,831	Abercrombie & Fitch Co. Class A	3,123,076
123,491	American Eagle Outfitters, Inc.(b)	3,109,503
44,825	Boot Barn Holdings, Inc.*	1,048,457
44,090	Caleres, Inc.	1,476,574
48,242	Chico’s FAS, Inc.	419,705
42,811	Citi Trends, Inc.	1,216,261
56,301	DSW, Inc. Class A	1,544,900
160,184	Express, Inc.*	1,542,572
2,856	Five Below, Inc.*	277,489
2,559	Lumber Liquidators Holdings, Inc.*	49,491
12,833	MarineMax, Inc.*	240,619
20,867	Shoe Carnival, Inc.	654,598
36,433	Signet Jewelers Ltd.	2,103,641
3,226	Tailored Brands, Inc.	65,036
1,487	The Children’s Place, Inc.	182,752
4,590	Tilly’s, Inc. Class A	71,145
42,738	Zumiez, Inc.*	968,016

		18,093,835

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals* – 0.2%
62,970	Immersion Corp.	$ 884,099

Textiles, Apparel & Luxury Goods* – 0.6%
60,613	Crocs, Inc.	1,097,701
43,507	G-III Apparel Group Ltd.	1,988,270

		3,085,971

Thrifts & Mortgage Finance – 1.7%
8,467	BankFinancial Corp.	141,738
48,381	Beneficial Bancorp, Inc.	786,191
72,246	Capitol Federal Financial, Inc.	944,255
21,020	Federal Agricultural Mortgage Corp. Class C	1,981,976
1,982	Home Bancorp, Inc.	90,359
5,053	Merchants Bancorp	123,849
1,499	Meta Financial Group, Inc.	134,086
47,001	Radian Group, Inc.	900,069
135,788	TrustCo Bank Corp. NY	1,235,671
52,598	United Community Financial Corp.	549,649
7,673	United Financial Bancorp, Inc.	134,354
16,290	Walker & Dunlop, Inc.	965,345
27,818	Washington Federal, Inc.	933,294
4,238	WSFS Financial Corp.	240,295

		9,161,131

Tobacco – 0.4%
106,681	Vector Group Ltd.	1,968,265

Trading Companies & Distributors – 1.3%
42,226	Aircastle Ltd.	875,345
11,933	DXP Enterprises, Inc.*	493,310
47,997	H&E Equipment Services, Inc.	1,765,810
22,873	Herc Holdings, Inc.*	1,299,644
20,937	Kaman Corp.	1,386,448
29,140	Nexeo Solutions, Inc.*	264,591
2,686	Rush Enterprises, Inc. Class A*	121,112
15,564	Systemax, Inc.	696,022
28,817	Titan Machinery, Inc.*	436,289

		7,338,571

Wireless Telecommunication Services – 0.5%
61,866	Boingo Wireless, Inc.*	1,429,723
28,464	Shenandoah Telecommunications Co.	939,312
35,988	Spok Holdings, Inc.	521,826

		2,890,861

TOTAL COMMON STOCKS (Cost $482,009,770)		$532,358,260

Shares	Distribution Rate	Value
Investment Company(c) – 1.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,373,494	1.832%	$ 9,373,494
(Cost $9,373,494)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $491,383,264)		$541,731,754

Securities Lending Reinvestment Vehicle(c) – 0.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,288,150	1.832%	$ 5,288,150
(Cost $5,288,150)

TOTAL INVESTMENTS – 99.4% (Cost $496,671,414)		$547,019,904

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		3,122,416

NET ASSETS – 100.0%		$550,142,320

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-mini Russell 2000 Index	110	09/21/18	$9,198,200	$(178,417)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Aerospace & Defense – 0.5%
3,471	Axon Enterprise, Inc.*	$ 235,785
4,510	Cubic Corp.	307,131
43,610	Esterline Technologies Corp.*	3,719,933

		4,262,849

Air Freight & Logistics* – 0.3%
66,581	Echo Global Logistics, Inc.	2,293,715

Airlines – 0.0%
2,310	SkyWest, Inc.	138,369

Auto Components – 0.4%
10,742	Cooper-Standard Holdings, Inc.*	1,448,022
19,006	Dana, Inc.	405,778
7,619	Stoneridge, Inc.*	259,046
33,706	Tenneco, Inc.	1,553,846

		3,666,692

Automobiles – 0.1%
12,981	Winnebago Industries, Inc.	517,942

Banks – 1.8%
73,796	CenterState Bank Corp.	2,047,839
78,034	Central Pacific Financial Corp.	2,150,617
28,475	CVB Financial Corp.	681,122
2,218	Enterprise Financial Services Corp.	124,763
7,011	Equity Bancshares, Inc. Class A*	283,945
13,415	FCB Financial Holdings, Inc. Class A*	684,165
9,979	Hanmi Financial Corp.	249,974
62,923	Home BancShares, Inc.	1,459,184
5,183	Independent Bank Corp.	126,984
22,216	Independent Bank Group, Inc.	1,490,694
90,531	International Bancshares Corp.	4,024,103
17,539	National Bank Holdings Corp. Class A	694,194
5,693	Preferred Bank	354,332
22,150	United Community Banks, Inc.	665,164

		15,037,080

Beverages* – 0.5%
24,629	Craft Brew Alliance, Inc.	487,654
30,510	National Beverage Corp.	3,219,110
27,536	Primo Water Corp.	483,257
650	The Boston Beer Co., Inc. Class A	178,718

		4,368,739

Biotechnology – 13.1%
70,079	ACADIA Pharmaceuticals, Inc.*(a)	1,057,492
34,769	Acceleron Pharma, Inc.*	1,514,538
59,878	Acorda Therapeutics, Inc.*	1,493,956

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
66,692	Amicus Therapeutics, Inc.*	$ 970,369
14,077	Apellis Pharmaceuticals, Inc.*	259,017
205,535	Array BioPharma, Inc.*	3,163,184
31,753	Arrowhead Pharmaceuticals, Inc.*(a)	462,641
2,500	Audentes Therapeutics, Inc.*	94,125
16,143	Bellicum Pharmaceuticals, Inc.*	102,669
22,823	BioSpecifics Technologies Corp.*	1,038,446
22,065	Blueprint Medicines Corp.*	1,313,750
158,210	Catalyst Pharmaceuticals, Inc.*	457,227
91,021	ChemoCentryx, Inc.*	1,052,203
10,508	Clovis Oncology, Inc.*	463,823
27,118	Concert Pharmaceuticals, Inc.*	433,617
138,494	CytomX Therapeutics, Inc.*	3,647,932
20,874	Dicerna Pharmaceuticals, Inc.*	263,012
29,876	Dyax Corp.(b)	89,628
13,095	Eagle Pharmaceuticals, Inc.*	1,037,779
38,236	Editas Medicine, Inc.*	1,137,139
40,403	Emergent BioSolutions, Inc.*	2,195,903
16,581	Enanta Pharmaceuticals, Inc.*	1,616,979
53,501	Epizyme, Inc.*	690,163
70,497	FibroGen, Inc.*	4,448,361
108,710	Genomic Health, Inc.*	5,835,553
64,582	Global Blood Therapeutics, Inc.*	2,699,528
330,027	Halozyme Therapeutics, Inc.*	5,973,489
41,961	Heron Therapeutics, Inc.*	1,571,439
68,092	ImmunoGen, Inc.*	633,256
34,927	Immunomedics, Inc.*	835,803
23,475	Intellia Therapeutics, Inc.*	624,904
21,864	Intercept Pharmaceuticals, Inc.*	1,992,685
162,047	Ironwood Pharmaceuticals, Inc.*	3,124,266
85,251	Karyopharm Therapeutics, Inc.*	1,515,763
33,846	Ligand Pharmaceuticals, Inc.*	7,389,597
37,544	Loxo Oncology, Inc.*	6,291,999
36,631	MacroGenics, Inc.*	756,430
1,492	Madrigal Pharmaceuticals, Inc.*	383,489
27,651	Mirati Therapeutics, Inc.*	1,697,771
114,971	Myriad Genetics, Inc.*	5,029,981
60,459	Natera, Inc.*	1,388,139
226,195	Pieris Pharmaceuticals, Inc.*	1,241,810
11,728	Prothena Corp. PLC*	174,278
114,557	PTC Therapeutics, Inc.*	4,361,185
25,469	Puma Biotechnology, Inc.*	1,226,332
82,024	REGENXBIO, Inc.*	5,766,287
139,199	Retrophin, Inc.*	3,847,460
50,201	Sangamo Therapeutics, Inc.*	685,244
47,403	Spark Therapeutics, Inc.*	3,636,758
130,722	Spectrum Pharmaceuticals, Inc.*	2,783,071
15,384	Ultragenyx Pharmaceutical, Inc.*	1,217,028
26,589	Vanda Pharmaceuticals, Inc.*	554,381
28,188	Veracyte, Inc.*	305,276

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
108,728	Vericel Corp.*	$ 1,136,208
103,181	Voyager Therapeutics, Inc.*	1,945,994
88,117	Xencor, Inc.*	3,279,715
70,797	Zafgen, Inc.*	736,289

		109,645,361

Building Products – 2.1%
12,420	Advanced Drainage Systems, Inc.	347,139
55,845	Builders FirstSource, Inc.*	1,001,301
142,000	Continental Building Products, Inc.*	4,529,800
154,369	PGT Innovations, Inc.*	3,704,856
98,995	Simpson Manufacturing Co., Inc.	7,222,675
9,138	Trex Co., Inc.*	710,388

		17,516,159

Capital Markets – 2.5%
23,458	Artisan Partners Asset Management, Inc. Class A	808,128
35,939	Federated Investors, Inc. Class B	869,724
99,512	Houlihan Lokey, Inc.	4,892,010
130,686	Investment Technology Group, Inc.	2,894,695
97,148	Moelis & Co. Class A	6,178,613
49,006	Piper Jaffray Cos.	3,790,614
11,173	PJT Partners, Inc. Class A	672,726
10,266	Westwood Holdings Group, Inc.	599,226

		20,705,736

Chemicals – 2.5%
65,422	Balchem Corp.	6,561,172
22,686	Chase Corp.	2,801,721
24,671	Ingevity Corp.*	2,458,958
46,875	Kraton Corp.*	2,254,219
26,286	Minerals Technologies, Inc.	1,987,221
24,639	OMNOVA Solutions, Inc.*	230,375
36,416	PolyOne Corp.	1,633,258
44,891	Trinseo SA	3,353,358

		21,280,282

Commercial Services & Supplies – 1.6%
72,947	Brady Corp. Class A	2,790,223
37,566	Deluxe Corp.	2,213,764
139,888	Kimball International, Inc. Class B	2,259,191
80,375	McGrath RentCorp	4,772,668
9,225	Mobile Mini, Inc.	393,446
32,959	Pitney Bowes, Inc.	287,732
2,179	UniFirst Corp.	407,800

		13,124,824

Communications Equipment – 1.0%
129,624	CalAmp Corp.*	2,950,242
240,463	Casa Systems, Inc.*	3,662,251

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
15,571	Comtech Telecommunications Corp.	$ 523,186
3,720	Lumentum Holdings, Inc.*	194,370
5,508	NETGEAR, Inc.*	362,702
4,864	Plantronics, Inc.	333,962

		8,026,713

Construction & Engineering – 2.4%
14,310	Aegion Corp.*	354,602
99,637	Comfort Systems USA, Inc.	5,534,835
46,472	Dycom Industries, Inc.*	4,143,443
82,753	EMCOR Group, Inc.	6,367,843
3,266	MYR Group, Inc.*	120,483
123,766	Primoris Services Corp.	3,342,920

		19,864,126

Consumer Finance – 1.2%
116,623	Enova International, Inc.*	3,615,313
9,911	FirstCash, Inc.	804,773
67,106	Green Dot Corp. Class A*	5,322,848
7,323	Regional Management Corp.*	242,904

		9,985,838

Containers & Packaging – 0.0%
6,780	Myers Industries, Inc.	146,109

Distributors – 0.0%
9,055	Core-Mark Holding Co., Inc.	218,950

Diversified Consumer Services* – 2.0%
12,795	American Public Education, Inc.	564,260
192,895	Career Education Corp.	3,549,268
102,279	Chegg, Inc.	2,833,128
485,774	Houghton Mifflin Harcourt Co.	3,084,665
56,859	K12, Inc.	930,213
8,693	Sotheby’s	461,685
60,476	Weight Watchers International, Inc.	5,414,416

		16,837,635

Diversified Financial Services* – 0.1%
10,796	Cannae Holdings, Inc.	197,027
57,357	On Deck Capital, Inc.	392,322

		589,349

Diversified Telecommunication Services – 1.4%
102,117	Cogent Communications Holdings, Inc.	5,304,978
8,566	Ooma, Inc.*	137,913
493,496	Vonage Holdings Corp.*	6,321,684

		11,764,575

Electric Utilities – 0.1%
23,216	Portland General Electric Co.	1,053,078

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 0.5%
3,525	Allied Motion Technologies, Inc.	$ 161,727
2,330	Encore Wire Corp.	113,587
43,413	EnerSys	3,562,905

		3,838,219

Electronic Equipment, Instruments & Components – 2.4%
13,411	Control4 Corp.*	341,042
158,880	Electro Scientific Industries, Inc.*	2,864,606
22,691	ePlus, Inc.*	2,238,467
116,881	Fitbit, Inc. Class A*(a)	693,104
90,839	Insight Enterprises, Inc.*	4,566,477
699	Mesa Laboratories, Inc.	141,359
23,781	OSI Systems, Inc.*	1,896,773
25,588	Rogers Corp.*	2,982,793
139,571	Vishay Intertechnology, Inc.	3,489,275
30,461	Vishay Precision Group, Inc.*	1,215,394

		20,429,290

Energy Equipment & Services – 2.0%
7,021	Cactus, Inc. Class A*	229,727
38,229	Exterran Corp.*	1,059,708
78,573	FTS International, Inc.*	942,876
6,795	ION Geophysical Corp.*	173,952
23,356	Keane Group, Inc.*	329,553
14,559	Mammoth Energy Services, Inc.*	541,886
64,868	Matrix Service Co.*	1,294,117
38,219	Newpark Resources, Inc.*	422,320
35,268	Ocean Rig UDW, Inc. Class A*	988,915
51,228	Pioneer Energy Services Corp.*	169,052
226,576	ProPetro Holding Corp.*	3,724,909
32,909	SEACOR Holdings, Inc.*	1,736,608
38,271	Unit Corp.*	952,948
171,881	US Silica Holdings, Inc.	4,633,912

		17,200,483

Equity Real Estate Investment Trusts (REITs) – 1.9%
11,644	Cousins Properties, Inc.	108,522
301,266	DiamondRock Hospitality Co.	3,591,091
20,502	Mack-Cali Realty Corp.	399,174
8,038	National Storage Affiliates Trust	231,736
34,293	NexPoint Residential Trust, Inc.	1,026,732
27,224	Pebblebrook Hotel Trust	1,049,485
14,731	PS Business Parks, Inc.	1,882,180
68,258	Ryman Hospitality Properties, Inc.	5,802,613
54,775	Terreno Realty Corp.	2,021,745

		16,113,278

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 0.1%
11,057	Performance Food Group Co.*	$ 396,393
9,845	Weis Markets, Inc.	503,375

		899,768

Food Products – 1.5%
4,391	Cal-Maine Foods, Inc.*	197,595
38,246	Calavo Growers, Inc.(a)	3,537,755
84,364	Dean Foods Co.	828,455
12,698	Freshpet, Inc.*	368,242
37,982	J&J Snack Foods Corp.	5,505,871
8,729	John B. Sanfilippo & Son, Inc.	670,998
9,305	Lancaster Colony Corp.	1,349,504

		12,458,420

Health Care Equipment & Supplies – 3.2%
13,053	Anika Therapeutics, Inc.*	522,512
59,514	AtriCure, Inc.*	1,705,076
51,574	Cutera, Inc.*	2,062,960
18,459	Globus Medical, Inc. Class A*	950,269
17,286	Haemonetics Corp.*	1,687,805
6,912	Heska Corp.*	692,928
34,414	Inogen, Inc.*	6,856,989
21,927	Integer Holdings Corp.*	1,566,684
12,408	LeMaitre Vascular, Inc.	446,688
140,840	NxStage Medical, Inc.*	3,953,379
60,495	Orthofix International NV*	3,659,342
5,829	Quidel Corp.*	395,556
58,743	STAAR Surgical Co.*	1,812,222
4,736	SurModics, Inc.*	278,477

		26,590,887

Health Care Providers & Services – 3.2%
22,326	Addus HomeCare Corp.*	1,476,865
61,837	Amedisys, Inc.*	5,789,798
6,663	American Renal Associates Holdings, Inc.*	107,208
13,871	AMN Healthcare Services, Inc.*	839,196
22,601	BioTelemetry, Inc.*	1,186,552
5,314	CorVel Corp.*	304,758
83,274	Cross Country Healthcare, Inc.*	976,804
20,784	HealthEquity, Inc.*	1,569,192
47,929	Magellan Health, Inc.*	3,486,835
1,948	National HealthCare Corp.	140,412
30,095	R1 RCM, Inc.*	241,362
72,617	RadNet, Inc.*	973,068
121,016	The Ensign Group, Inc.	4,365,047
73,992	Tivity Health, Inc.*	2,493,530
72,481	Triple-S Management Corp. Class B*	2,573,800

		26,524,427

Health Care Technology – 0.3%
10,129	Computer Programs & Systems, Inc.	316,025

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Technology – (continued)
38,423	HealthStream, Inc.	$ 1,078,918
44,006	Vocera Communications, Inc.*	1,328,101

		2,723,044

Hotels, Restaurants & Leisure – 5.0%
81,911	BJ’s Restaurants, Inc.	5,180,871
84,633	Bloomin’ Brands, Inc.	1,636,802
111,072	Boyd Gaming Corp.	4,148,539
111,741	Brinker International, Inc.	5,270,823
21,836	Dave & Buster’s Entertainment, Inc.*	1,073,239
14,903	Denny’s Corp.*	216,839
34,168	Fiesta Restaurant Group, Inc.*	992,580
84,443	Planet Fitness, Inc. Class A*	4,012,731
77,557	Red Robin Gourmet Burgers, Inc.*	3,668,446
18,667	SeaWorld Entertainment, Inc.*	397,607
10,351	Shake Shack, Inc. Class A*	645,178
111,378	Texas Roadhouse, Inc.	6,998,994
103,023	The Cheesecake Factory, Inc.(a)	5,772,379
37,488	Wingstop, Inc.	1,850,033

		41,865,061

Household Durables – 1.6%
1,012	Cavco Industries, Inc.*	214,999
42,197	Ethan Allen Interiors, Inc.	949,433
5,065	Helen of Troy Ltd.*	580,196
31,535	Installed Building Products, Inc.*	1,721,811
121,601	KB Home	2,888,024
3,226	TopBuild Corp.*	239,627
236,095	TRI Pointe Group, Inc.*	3,345,466
108,918	William Lyon Homes Class A*	2,377,680
62,101	ZAGG, Inc.*	925,305

		13,242,541

Household Products* – 0.1%
17,909	Central Garden & Pet Co. Class A	718,509

Insurance – 2.3%
115,928	American Equity Investment Life Holding Co.	4,142,107
68,580	Argo Group International Holdings Ltd.	4,289,679
2,545	FBL Financial Group, Inc. Class A	207,927
51,030	Health Insurance Innovations, Inc. Class A*(a)	1,696,747
93,819	Maiden Holdings Ltd.	816,225
46,283	Stewart Information Services Corp.	2,103,100
2,755	The Navigators Group, Inc.	166,264
137,752	Trupanion, Inc.*(a)	5,730,483

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
11,524	Universal Insurance Holdings, Inc.	$ 511,666

		19,664,198

Internet & Direct Marketing Retail – 0.8%
214,961	Groupon, Inc.*	1,006,017
91,243	Liberty Expedia Holdings, Inc. Class A*	4,395,175
15,077	Nutrisystem, Inc.	603,080
16,335	PetMed Express, Inc.(a)	606,519

		6,610,791

Internet Software & Services* – 5.4%
68,694	Appfolio, Inc. Class A	4,959,707
135,818	Apptio, Inc. Class A	4,559,410
201,576	Box, Inc. Class A	4,829,761
26,698	Brightcove, Inc.	228,268
64,246	Cornerstone OnDemand, Inc.	3,173,752
82,848	Etsy, Inc.	3,385,169
71,260	Five9, Inc.	2,273,194
83,687	Hortonworks, Inc.	1,457,828
71,389	New Relic, Inc.(c)	6,974,705
74,272	Q2 Holdings, Inc.	4,393,189
3,931	Shutterstock, Inc.	181,101
12,456	SPS Commerce, Inc.	1,068,600
15,251	Stamps.com, Inc.	3,980,511
14,455	The Trade Desk, Inc. Class A	1,218,846
61,935	Yelp, Inc.	2,284,163

		44,968,204

IT Services – 1.6%
24,519	Acxiom Corp.*	994,000
19,535	Cardtronics PLC Class A*	494,626
58,955	MAXIMUS, Inc.	3,820,874
109,734	NIC, Inc.	1,799,638
105,146	Perficient, Inc.*	2,767,443
103,083	Perspecta, Inc.	2,236,901
150,805	ServiceSource International, Inc.*	527,817
11,535	Sykes Enterprises, Inc.*	342,128
31,615	Unisys Corp.*	406,253

		13,389,680

Leisure Products – 1.2%
244,278	Callaway Golf Co.	4,699,909
1,245	Johnson Outdoors, Inc. Class A	100,932
72,222	Malibu Boats, Inc. Class A*	2,714,825
85,852	MCBC Holdings, Inc.*	2,142,866
2,307	Sturm Ruger & Co., Inc.(a)	125,039

		9,783,571

Life Sciences Tools & Services – 0.3%
39,818	Luminex Corp.	1,348,237
22,981	Medpace Holdings, Inc.*	1,410,344

		2,758,581

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 2.3%
15,754	Barnes Group, Inc.	$ 1,068,909
3,831	DMC Global, Inc.	157,263
13,335	Douglas Dynamics, Inc.	654,748
3,221	Global Brass & Copper Holdings, Inc.	106,132
7,398	Harsco Corp.*	187,539
101,983	Hillenbrand, Inc.	5,119,547
2,158	Hyster-Yale Materials Handling, Inc.	141,910
8,960	John Bean Technologies Corp.	990,976
16,389	Kennametal, Inc.	638,515
157,556	Milacron Holdings Corp.*	3,285,043
5,350	Miller Industries, Inc.	139,367
17,056	Mueller Water Products, Inc. Class A	210,642
7,457	RBC Bearings, Inc.*	1,084,099
55,889	SPX FLOW, Inc.*	2,655,845
3,235	Standex International Corp.	335,308
8,218	The Gorman-Rupp Co.	310,969
42,149	The Greenbrier Cos., Inc.	2,387,741

		19,474,553

Media – 2.0%
29,402	IMAX Corp.*	649,784
3,920	Loral Space & Communications, Inc.*	154,840
75,089	MSG Networks, Inc. Class A*	1,768,346
208,310	New Media Investment Group, Inc.	3,747,497
88,026	Nexstar Media Group, Inc. Class A	6,553,536
135,945	Sinclair Broadcast Group, Inc. Class A	3,507,381
5,900	The New York Times Co. Class A	146,320

		16,527,704

Metals & Mining – 0.6%
61,166	Carpenter Technology Corp.	3,350,062
2,570	Materion Corp.	161,139
36,396	Schnitzer Steel Industries, Inc. Class A	1,199,248

		4,710,449

Oil, Gas & Consumable Fuels* – 1.1%
16,597	California Resources Corp.	604,297
13,177	CONSOL Energy, Inc.	548,559
228,630	Denbury Resources, Inc.	1,031,121
85,114	Matador Resources Co.	2,851,319
54,824	Oasis Petroleum, Inc.	669,949
9,483	Par Pacific Holdings, Inc.	166,047
3,966	PDC Energy, Inc.	249,779
78,231	Sanchez Energy Corp.(a)	348,128
268,648	SRC Energy, Inc.	3,041,095

		9,510,294

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products – 1.2%
78,637	Boise Cascade Co.	$ 3,401,050
196,054	Louisiana-Pacific Corp.	5,277,774
53,704	Verso Corp. Class A*	1,120,802

		9,799,626

Personal Products – 1.0%
1,380	Inter Parfums, Inc.	83,076
33,636	Medifast, Inc.	5,774,629
18,181	USANA Health Sciences, Inc.*	2,404,437

		8,262,142

Pharmaceuticals – 3.0%
51,496	Amphastar Pharmaceuticals, Inc.*	898,605
12,772	ANI Pharmaceuticals, Inc.*	855,086
61,305	Collegium Pharmaceutical, Inc.*(a)	1,181,347
86,833	Depomed, Inc.*	769,341
214,073	Endo International PLC*	2,663,068
100,330	Horizon Pharma PLC*	1,768,818
239,238	Innoviva, Inc.*	3,385,218
72,300	Intersect ENT, Inc.*	2,338,905
8,697	MyoKardia, Inc.*	499,208
28,794	Neos Therapeutics, Inc.*	156,927
49,905	Pacira Pharmaceuticals, Inc.*	2,006,181
100,009	Phibro Animal Health Corp. Class A	4,790,431
23,383	Revance Therapeutics, Inc.*	672,261
55,697	Supernus Pharmaceuticals, Inc.*	2,949,156

		24,934,552

Professional Services – 5.0%
81,291	ASGN, Inc.*	7,340,577
19,551	Barrett Business Services, Inc.	1,796,346
13,734	CRA International, Inc.	743,284
118,022	Exponent, Inc.	5,771,276
73,882	Insperity, Inc.	7,026,178
132,500	Kforce, Inc.	5,008,500
104,839	Korn/Ferry International	6,917,277
14,681	Navigant Consulting, Inc.*	319,459
11,387	Resources Connection, Inc.	181,053
19,068	TriNet Group, Inc.*	1,026,812
120,488	TrueBlue, Inc.*	3,259,200
53,377	WageWorks, Inc.*	2,818,306

		42,208,268

Real Estate Management & Development – 0.3%
20,881	HFF, Inc. Class A	939,854
30,282	Marcus & Millichap, Inc.*	1,217,639

		2,157,493

Road & Rail – 1.0%
27,476	ArcBest Corp.	1,279,008
19,225	Avis Budget Group, Inc.*	669,991
37,303	Saia, Inc.*	2,810,781

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – (continued)
84,265	Werner Enterprises, Inc.	$ 3,138,871
19,389	YRC Worldwide, Inc.*	188,849

		8,087,500

Semiconductors & Semiconductor Equipment – 2.7%
33,412	Amkor Technology, Inc.*	290,016
55,035	Axcelis Technologies, Inc.*	1,210,770
50,680	Cabot Microelectronics Corp.	6,104,406
14,497	Cirrus Logic, Inc.*	627,140
88,332	Diodes, Inc.*	3,282,417
202,129	Entegris, Inc.	7,104,834
38,507	FormFactor, Inc.*	498,666
27,139	Nanometrics, Inc.*	1,022,055
72,011	Rudolph Technologies, Inc.*	2,059,515
2,496	Silicon Laboratories, Inc.*	237,744

		22,437,563

Software – 2.6%
5,885	8x8, Inc.*	117,406
52,965	American Software, Inc. Class A	792,356
66,750	Bottomline Technologies DE, Inc.*	3,597,825
33,384	HubSpot, Inc.*	4,142,955
14,489	MicroStrategy, Inc. Class A*	1,885,743
15,097	Model N, Inc.*	281,559
63,193	Paylocity Holding Corp.*	3,665,194
64,572	Progress Software Corp.	2,375,604
10,822	Qualys, Inc.*	942,596
58,296	Rapid7, Inc.*	1,621,212
34,357	Varonis Systems, Inc.*	2,053,690
16,332	Workiva, Inc.*	412,383

		21,888,523

Specialty Retail – 2.9%
177,577	Abercrombie & Fitch Co. Class A	4,206,799
16,628	America’s Car-Mart, Inc.*	1,064,192
231,437	American Eagle Outfitters, Inc.	5,827,584
75,581	Boot Barn Holdings, Inc.*	1,767,840
4,409	Caleres, Inc.	147,657
8,035	Citi Trends, Inc.	228,274
237,546	Express, Inc.*	2,287,568
33,049	Five Below, Inc.*	3,211,041
16,501	Lumber Liquidators Holdings, Inc.*	319,129
10,313	MarineMax, Inc.*	193,369
32,800	Tailored Brands, Inc.	661,248
20,803	The Children’s Place, Inc.	2,556,689
7,267	Tilly’s, Inc. Class A	112,638
66,515	Zumiez, Inc.*	1,506,565

		24,090,593

Technology Hardware, Storage & Peripherals* – 0.1%
81,104	Immersion Corp.	1,138,700

Textiles, Apparel & Luxury Goods – 0.6%
133,753	Crocs, Inc.*	2,422,267
9,962	Fossil Group, Inc.*	261,004

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
46,311	G-III Apparel Group Ltd.*	$ 2,116,413
3,276	Oxford Industries, Inc.	301,785

		5,101,469

Thrifts & Mortgage Finance – 0.4%
2,034	Federal Agricultural Mortgage Corp. Class C	191,786
4,233	Merchants Bancorp	103,751
43,219	Walker & Dunlop, Inc.	2,561,158
3,783	WSFS Financial Corp.	214,496

		3,071,191

Tobacco – 0.4%
206,702	Vector Group Ltd.	3,813,652

Trading Companies & Distributors – 1.2%
3,106	DXP Enterprises, Inc.*	128,402
106,984	H&E Equipment Services, Inc.	3,935,942
48,927	Herc Holdings, Inc.*	2,780,032
18,628	Kaman Corp.	1,233,546
34,037	Rush Enterprises, Inc. Class A*	1,534,728
8,942	Systemax, Inc.	399,886

		10,012,536

Wireless Telecommunication Services – 0.5%
121,632	Boingo Wireless, Inc.*	2,810,916
40,843	Shenandoah Telecommunications Co.	1,347,819

		4,158,735

TOTAL COMMON STOCKS (Cost $692,760,489)		$802,208,616

Shares	Distribution Rate	Value
Investment Company(d) – 1.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,971,765	1.832%	$ 14,971,765
(Cost $14,971,765)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $707,732,254)		$817,180,381

Securities Lending Reinvestment Vehicle(d) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,161,100	1.832%	$ 12,161,100
(Cost $12,161,100)

TOTAL INVESTMENTS – 99.2% (Cost $719,893,354)		$829,341,481

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		6,904,990

NET ASSETS – 100.0%		$836,246,471

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-mini Russell 2000 Index	293	09/21/18	$24,500,660	$93,343

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%
Aerospace & Defense* – 0.9%
7,400	Ducommun, Inc.	$ 246,642
4,987	Engility Holdings, Inc.	172,550
20,750	Esterline Technologies Corp.	1,769,975
2,774	Vectrus, Inc.	87,132

		2,276,299

Air Freight & Logistics* – 0.3%
20,855	Echo Global Logistics, Inc.	718,455

Airlines – 0.4%
14,513	SkyWest, Inc.	869,329

Auto Components* – 0.5%
8,761	Cooper-Standard Holdings, Inc.	1,180,983
9,426	Modine Manufacturing Co.	164,484

		1,345,467

Banks – 13.8%
7,755	1st Source Corp.	438,623
6,162	Arrow Financial Corp.	238,469
5,873	Atlantic Capital Bancshares, Inc.*	104,833
3,568	BancorpSouth Bank	117,387
15,300	Banner Corp.	963,441
12,523	Blue Hills Bancorp, Inc.	274,254
966	Camden National Corp.	44,533
10,045	Cathay General Bancorp	417,771
58,606	CenterState Bank Corp.	1,626,316
47,480	Central Pacific Financial Corp.	1,308,549
593	Century Bancorp, Inc. Class A	45,869
68,670	CVB Financial Corp.	1,642,586
10,970	Equity Bancshares, Inc. Class A*	444,285
2,471	Esquire Financial Holdings, Inc.*	63,109
2,463	FCB Financial Holdings, Inc. Class A*	125,613
14,021	Financial Institutions, Inc.	444,466
35,865	First Bancorp/Southern Pines NC	1,485,528
6,415	First Busey Corp.	203,484
21,275	First Financial Corp.	1,093,535
9,690	First Internet Bancorp	308,142
28,518	First Merchants Corp.	1,346,050
1,252	Flushing Financial Corp.	31,400
1,441	Great Southern Bancorp, Inc.	85,091
13,254	Hancock Whitney Corp.	666,013
37,577	Hanmi Financial Corp.	941,304
5,046	Hilltop Holdings, Inc.	104,957
45,247	Home BancShares, Inc.	1,049,278
13,436	HomeTrust Bancshares, Inc.*	390,988
8,755	Horizon Bancorp, Inc.	183,943
14,009	Independent Bank Group, Inc.	940,004
39,192	International Bancshares Corp.	1,742,084
81,340	Investors Bancorp, Inc.	1,018,377
10,615	Lakeland Bancorp, Inc.	205,931
9,116	Macatawa Bank Corp.	111,853

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
5,199	MBT Financial Corp.	$ 59,269
26,091	Mercantile Bank Corp.	926,752
6,141	Metropolitan Bank Holding Corp.*	301,769
14,532	National Bank Holdings Corp. Class A	575,177
805	National Commerce Corp.*	35,098
16,436	NBT Bancorp, Inc.	661,385
3,322	Nicolet Bankshares, Inc.*	183,873
12,115	Northeast Bancorp	259,867
5,552	OFG Bancorp	92,441
82,967	Old National Bancorp	1,613,708
16,323	Opus Bank	461,941
8,728	Pacific Premier Bancorp, Inc.*	322,936
17,202	Peapack Gladstone Financial Corp.	565,602
5,243	Peoples Bancorp, Inc.	189,901
7,938	Republic Bancorp, Inc. Class A	379,992
1,315	Shore Bancshares, Inc.	25,406
17,857	Sierra Bancorp	527,496
3,230	Simmons First National Corp. Class A	96,254
13,335	South State Corp.	1,116,139
25,247	Southern National Bancorp of Virginia, Inc.	442,832
33,395	The Bancorp, Inc.*	324,265
5,208	The First of Long Island Corp.	113,534
30,735	TriCo Bancshares	1,193,133
5,129	TriState Capital Holdings, Inc.*	150,793
5,541	UMB Financial Corp.	398,342
34,981	United Bankshares, Inc.	1,292,548
42,311	United Community Banks, Inc.	1,270,599

		33,789,118

Biotechnology* – 2.7%
10,643	Acorda Therapeutics, Inc.	265,543
2,735	AMAG Pharmaceuticals, Inc.	60,307
5,187	Concert Pharmaceuticals, Inc.	82,940
7,100	CytomX Therapeutics, Inc.	187,014
26,884	Genomic Health, Inc.	1,443,133
44,976	Halozyme Therapeutics, Inc.	814,065
171	Loxo Oncology, Inc.	28,658
18,843	Myriad Genetics, Inc.	824,381
1,751	Natera, Inc.	40,203
144,035	PDL BioPharma, Inc.	361,528
20,826	Pieris Pharmaceuticals, Inc.	114,335
14,023	PTC Therapeutics, Inc.	533,856
14,374	REGENXBIO, Inc.	1,010,492
29,248	Retrophin, Inc.	808,415
656	Spark Therapeutics, Inc.	50,328
3,342	Voyager Therapeutics, Inc.	63,030
4,692	Zafgen, Inc.	48,797

		6,737,025

Building Products – 0.9%
17,320	Armstrong Flooring, Inc.*	226,372

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Building Products – (continued)
15,368	Continental Building Products, Inc.*	$ 490,239
19,134	Simpson Manufacturing Co., Inc.	1,396,017

		2,112,628

Capital Markets – 1.7%
21,585	Houlihan Lokey, Inc.	1,061,119
42,336	Investment Technology Group, Inc.	937,742
11,270	Moelis & Co. Class A	716,772
12,244	Oppenheimer Holdings, Inc. Class A	361,810
15,242	Piper Jaffray Cos.	1,178,969

		4,256,412

Chemicals – 1.4%
3,717	Balchem Corp.	372,778
318	Chase Corp.	39,273
8,609	Innospec, Inc.	696,899
15,467	Kraton Corp.*	743,808
12,493	Minerals Technologies, Inc.	944,471
7,821	OMNOVA Solutions, Inc.*	73,126
1,411	PolyOne Corp.	63,283
6,049	Trinseo SA	451,860

		3,385,498

Commercial Services & Supplies – 1.3%
26,834	ACCO Brands Corp.	343,475
29,358	Brady Corp. Class A	1,122,944
5,028	Ennis, Inc.	109,359
5,226	Kimball International, Inc. Class B	84,400
16,584	McGrath RentCorp	984,758
2,329	UniFirst Corp.	435,872
1,252	VSE Corp.	53,961

		3,134,769

Communications Equipment – 1.7%
9,994	ADTRAN, Inc.	162,403
25,467	CalAmp Corp.*	579,629
50,508	Casa Systems, Inc.*	769,237
41,258	Ciena Corp.*	1,047,953
39,162	Comtech Telecommunications Corp.	1,315,843
3,406	NETGEAR, Inc.*	224,285

		4,099,350

Construction & Engineering – 1.0%
34,378	Aegion Corp.*	851,887
3,722	Comfort Systems USA, Inc.	206,757
17,169	EMCOR Group, Inc.	1,321,154
5,934	Orion Group Holdings, Inc.*	54,415

		2,434,213

Consumer Finance – 0.4%
12,707	Enova International, Inc.*	393,917
5,638	Nelnet, Inc. Class A	331,402

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – (continued)
10,000	Regional Management Corp.*	$ 331,700

		1,057,019

Distributors – 0.1%
8,056	Core-Mark Holding Co., Inc.	194,794

Diversified Consumer Services* – 1.2%
6,347	American Public Education, Inc.	279,903
20,094	Career Education Corp.	369,730
100,071	Houghton Mifflin Harcourt Co.	635,451
54,128	K12, Inc.	885,534
10,545	Laureate Education, Inc. Class A	156,171
7,436	Weight Watchers International, Inc.	665,745

		2,992,534

Diversified Financial Services* – 0.6%
75,666	Cannae Holdings, Inc.	1,380,904
28,126	On Deck Capital, Inc.	192,382

		1,573,286

Diversified Telecommunication Services – 0.8%
14,427	Cogent Communications Holdings, Inc.	749,483
94,172	Vonage Holdings Corp.*	1,206,343

		1,955,826

Electric Utilities – 1.1%
9,534	El Paso Electric Co.	593,968
46,874	Portland General Electric Co.(a)	2,126,205

		2,720,173

Electrical Equipment – 0.2%
9,320	Encore Wire Corp.	454,350

Electronic Equipment, Instruments & Components – 3.4%
30,408	AVX Corp.	631,878
4,833	Benchmark Electronics, Inc.	116,959
6,499	CTS Corp.	226,815
10,275	Daktronics, Inc.	88,262
53,088	Electro Scientific Industries, Inc.*	957,177
49,985	Fitbit, Inc. Class A*	296,411
28,367	Insight Enterprises, Inc.*	1,426,009
9,243	KEMET Corp.*	240,226
19,781	Kimball Electronics, Inc.*	402,543
5,715	PC Connection, Inc.	193,453
10,726	ScanSource, Inc.*	442,448
3,422	SYNNEX Corp.	330,120
6,483	Tech Data Corp.*	540,747
77,040	Vishay Intertechnology, Inc.	1,926,000
11,079	Vishay Precision Group, Inc.*	442,052

		8,261,100

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 4.2%
3,207	Basic Energy Services, Inc.*	$ 36,175
40,467	Exterran Corp.*	1,121,745
60,644	FTS International, Inc.*	727,728
38,784	Helix Energy Solutions Group, Inc.*	388,228
37,428	Matrix Service Co.*	746,689
6,149	Natural Gas Services Group, Inc.*	135,893
84,084	Newpark Resources, Inc.*	929,128
5,923	Nine Energy Service, Inc.*	173,011
22,457	Ocean Rig UDW, Inc. Class A*	629,694
63,018	Pioneer Energy Services Corp.*	207,960
5,248	ProPetro Holding Corp.*	86,277
26,269	SEACOR Holdings, Inc.*	1,386,215
101,399	Superior Energy Services, Inc.*	997,766
53,562	TETRA Technologies, Inc.*	230,852
41,208	Unit Corp.*	1,026,079
52,275	US Silica Holdings, Inc.	1,409,334

		10,232,774

Equity Real Estate Investment Trusts (REITs) – 11.3%
22,722	Acadia Realty Trust	615,312
8,402	American Assets Trust, Inc.	322,889
6,252	Armada Hoffler Properties, Inc.	94,405
38,309	Ashford Hospitality Trust, Inc.	302,641
59,416	Braemar Hotels & Resorts, Inc.	679,125
8,312	CareTrust REIT, Inc.	140,556
84,733	Cedar Realty Trust, Inc.	403,329
65,271	Chatham Lodging Trust	1,405,937
10,582	Chesapeake Lodging Trust	338,836
221,160	Cousins Properties, Inc.	2,061,211
146,249	DiamondRock Hospitality Co.	1,743,288
53,394	First Industrial Realty Trust, Inc.	1,737,975
9,977	Franklin Street Properties Corp.	87,897
5,440	Front Yard Residential Corp.	52,550
28,820	Healthcare Realty Trust, Inc.	856,242
5,910	Industrial Logistics Properties Trust	136,521
51,656	InfraREIT, Inc.	1,082,193
84,627	Kite Realty Group Trust	1,427,658
2,790	LaSalle Hotel Properties	96,729
32,878	Lexington Realty Trust	288,998
79,437	Mack-Cali Realty Corp.	1,546,638
8,613	MedEquities Realty Trust, Inc.	96,466
4,963	National Health Investors, Inc.	371,431
4,830	National Storage Affiliates Trust	139,249
24,047	NexPoint Residential Trust, Inc.	719,967

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,567	One Liberty Properties, Inc.	$ 42,246
42,656	Pebblebrook Hotel Trust	1,644,389
90,188	Piedmont Office Realty Trust, Inc. Class A	1,783,919
18,559	Ramco-Gershenson Properties Trust	244,051
8,525	RLJ Lodging Trust	192,580
4,256	Spirit MTA REIT*	42,517
14,617	STAG Industrial, Inc.	399,337
43,216	Summit Hotel Properties, Inc.	611,506
125,012	Sunstone Hotel Investors, Inc.	2,033,945
45,250	Terreno Realty Corp.	1,670,178
5,904	Tier REIT, Inc.	140,338
12,583	Urstadt Biddle Properties, Inc. Class A	280,098
80,328	Washington Prime Group, Inc.	645,034
6,781	Whitestone REIT	88,153
44,101	Xenia Hotels & Resorts, Inc.	1,075,623

		27,641,957

Food & Staples Retailing – 0.9%
20,104	Ingles Markets, Inc. Class A	598,094
28,388	Smart & Final Stores, Inc.*	167,489
3,200	SpartanNash Co.	76,672
15,134	Village Super Market, Inc. Class A	407,559
19,933	Weis Markets, Inc.	1,019,174

		2,268,988

Food Products – 0.7%
39,047	Dean Foods Co.	383,442
2,371	Fresh Del Monte Produce, Inc.	86,067
6,956	J&J Snack Foods Corp.	1,008,342
968	Lancaster Colony Corp.	140,389
4,800	Landec Corp.*	67,200
2,929	Tootsie Roll Industries, Inc.	87,577

		1,773,017

Gas Utilities – 0.7%
22,444	ONE Gas, Inc.	1,729,086

Health Care Equipment & Supplies* – 0.4%
4,613	AngioDynamics, Inc.	97,519
949	Integer Holdings Corp.	67,806
12,376	Orthofix International NV	748,624

		913,949

Health Care Providers & Services – 1.4%
51,067	Cross Country Healthcare, Inc.*	599,016
18,595	Magellan Health, Inc.*	1,352,786
4,021	National HealthCare Corp.	289,834
9,233	The Ensign Group, Inc.	333,034
21,716	Triple-S Management Corp. Class B*	771,135

		3,345,805

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.9%
5,022	BJ’s Restaurants, Inc.	$ 317,642
11,375	Boyd Gaming Corp.	424,856
30,912	Brinker International, Inc.	1,458,119
4,437	Del Frisco’s Restaurant Group, Inc.*	37,936
2,403	Del Taco Restaurants, Inc.*	31,095
3,007	Fiesta Restaurant Group, Inc.*	87,353
28,381	Red Robin Gourmet Burgers, Inc.*	1,342,421
3,227	Texas Roadhouse, Inc.	202,785
12,760	The Cheesecake Factory, Inc.	714,943
2,166	Wingstop, Inc.	106,892

		4,724,042

Household Durables – 2.0%
7,700	Bassett Furniture Industries, Inc.	192,500
4,214	Beazer Homes USA, Inc.*	53,981
49,255	Ethan Allen Interiors, Inc.	1,108,238
1,757	Helen of Troy Ltd.*	201,264
45,165	KB Home	1,072,669
89,523	TRI Pointe Group, Inc.*	1,268,541
1,834	Tupperware Brands Corp.	67,326
36,977	William Lyon Homes Class A*	807,208
3,684	ZAGG, Inc.*	54,892

		4,826,619

Household Products* – 0.2%
13,060	Central Garden & Pet Co. Class A	523,967

Independent Power and Renewable Electricity Producers – 0.1%
9,483	NRG Yield, Inc. Class C	176,384
13,237	TerraForm Power, Inc. Class A	135,414

		311,798

Insurance – 4.8%
54,267	American Equity Investment Life Holding Co.(a)	1,938,960
2,684	AMERISAFE, Inc.	168,555
27,012	Argo Group International Holdings Ltd.	1,689,601
32,144	Employers Holdings, Inc.	1,493,089
17,126	FBL Financial Group, Inc. Class A	1,399,194
184,111	Genworth Financial, Inc. Class A*	846,911
2,236	Health Insurance Innovations, Inc. Class A*	74,347
8,735	Horace Mann Educators Corp.	381,719
15,886	James River Group Holdings Ltd.	657,521
49,613	Maiden Holdings Ltd.	431,633
1,122	National Western Life Group, Inc. Class A	363,528

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
5,447	ProAssurance Corp.	$ 224,961
5,301	Protective Insurance Corp. Class B	123,778
31,754	Stewart Information Services Corp.	1,442,902
1,446	The Navigators Group, Inc.	87,266
11,716	Trupanion, Inc.*(b)	487,386

		11,811,351

Internet & Direct Marketing Retail* – 0.7%
36,996	Liberty Expedia Holdings, Inc. Class A	1,782,097

Internet Software & Services* – 0.1%
5,970	Apptio, Inc. Class A	200,413
1,721	Box, Inc. Class A	41,235
1,091	Yelp, Inc.	40,236

		281,884

IT Services – 1.3%
3,370	Acxiom Corp.*	136,620
28,222	Perficient, Inc.*	742,803
85,807	Perspecta, Inc.	1,862,012
38,435	ServiceSource International, Inc.*	134,522
4,520	Sykes Enterprises, Inc.*	134,063
9,934	Unisys Corp.*	127,652

		3,137,672

Leisure Products – 1.1%
78,032	Callaway Golf Co.	1,501,336
4,707	Johnson Outdoors, Inc. Class A	381,597
8,924	MCBC Holdings, Inc.*	222,743
36,114	Vista Outdoor, Inc.*	586,491

		2,692,167

Machinery – 2.2%
8,209	Barnes Group, Inc.	556,981
2,565	Hurco Cos., Inc.	113,629
1,830	Hyster-Yale Materials Handling, Inc.	120,341
36,070	Milacron Holdings Corp.*	752,059
14,027	Miller Industries, Inc.	365,403
9,963	Mueller Water Products, Inc. Class A	123,043
907	Rexnord Corp.*	27,428
18,426	SPX FLOW, Inc.*	875,604
28,538	The Greenbrier Cos., Inc.	1,616,678
32,598	TriMas Corp.*	964,901

		5,516,067

Media – 2.3%
4,828	AMC Entertainment Holdings, Inc. Class A	78,696
17,193	Gray Television, Inc.*	265,632
64,891	MSG Networks, Inc. Class A*	1,528,183
78,710	New Media Investment Group, Inc.	1,415,993

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
16,327	Nexstar Media Group, Inc. Class A	$ 1,215,545
5,572	Scholastic Corp.	232,687
39,629	Sinclair Broadcast Group, Inc. Class A	1,022,428

		5,759,164

Metals & Mining – 2.0%
16,814	AK Steel Holding Corp.*	77,849
5,368	Allegheny Technologies, Inc.*	149,231
31,669	Carpenter Technology Corp.	1,734,511
23,406	Materion Corp.	1,467,556
33,900	Schnitzer Steel Industries, Inc. Class A	1,117,005
34,066	SunCoke Energy, Inc.*	388,693

		4,934,845

Mortgage Real Estate Investment Trusts (REITs) – 1.4%
11,134	AG Mortgage Investment Trust, Inc.	217,447
122,871	Anworth Mortgage Asset Corp.	619,270
78,910	Capstead Mortgage Corp.	660,477
76,568	Dynex Capital, Inc.	509,177
89,396	Ladder Capital Corp.	1,429,442

		3,435,813

Multi-Utilities – 2.0%
29,294	Black Hills Corp.	1,756,761
31,582	NorthWestern Corp.	1,873,760
26,940	Unitil Corp.	1,371,516

		5,002,037

Multiline Retail – 0.1%
2,179	Dillard’s, Inc. Class A	174,908

Oil, Gas & Consumable Fuels – 3.2%
15,044	California Resources Corp.*	547,752
18,065	Callon Petroleum Co.*	194,380
2,999	CONSOL Energy, Inc.*	124,848
93,081	Denbury Resources, Inc.*	419,795
53,075	Gulfport Energy Corp.*	610,893
6,066	Matador Resources Co.*	203,211
999	NACCO Industries, Inc. Class A	32,967
94,978	Oasis Petroleum, Inc.*	1,160,631
24,064	PDC Energy, Inc.*	1,515,551
37,174	Peabody Energy Corp.	1,579,523
136,697	Southwestern Energy Co.*	702,623
44,433	SRC Energy, Inc.*	502,982
18,982	W&T Offshore, Inc.*	131,735

		7,726,891

Paper & Forest Products – 0.9%
21,769	Boise Cascade Co.	941,509
33,700	Louisiana-Pacific Corp.	907,204
13,401	Verso Corp. Class A*	279,679

		2,128,392

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 0.5%
7,099	Medifast, Inc.	$ 1,218,756

Pharmaceuticals – 0.9%
66,096	Endo International PLC*	822,234
6,248	Innoviva, Inc.*	88,409
1,307	Intersect ENT, Inc.*	42,282
25,646	Phibro Animal Health Corp. Class A	1,228,443

		2,181,368

Professional Services – 3.5%
12,966	Acacia Research Corp.*	49,271
1,086	Barrett Business Services, Inc.	99,782
33,968	CBIZ, Inc.*	747,296
11,891	CRA International, Inc.	643,541
15,030	GP Strategies Corp.*	284,067
2,112	Huron Consulting Group, Inc.*	92,189
8,229	ICF International, Inc.	606,066
14,287	Insperity, Inc.	1,358,694
27,987	Kforce, Inc.	1,057,908
22,890	Korn/Ferry International	1,510,282
38,817	Navigant Consulting, Inc.*	844,658
2,748	Resources Connection, Inc.	43,693
41,091	TrueBlue, Inc.*	1,111,511
1,065	WageWorks, Inc.*	56,232

		8,505,190

Real Estate Management & Development – 0.1%
1,207	Marcus & Millichap, Inc.*	48,534
2,713	RE/MAX Holdings, Inc. Class A	137,820

		186,354

Road & Rail – 0.8%
7,407	ArcBest Corp.	344,796
1,772	Covenant Transportation Group, Inc. Class A*	51,353
23,371	Marten Transport Ltd.	510,656
752	Saia, Inc.*	56,663
2,518	USA Truck, Inc.*	54,943
20,701	Werner Enterprises, Inc.	771,112
8,411	YRC Worldwide, Inc.*	81,923

		1,871,446

Semiconductors & Semiconductor Equipment* – 0.7%
31,491	Amkor Technology, Inc.	273,342
15,954	Axcelis Technologies, Inc.	350,988
3,846	Cirrus Logic, Inc.	166,378
17,913	Diodes, Inc.	665,647
26,760	Rambus, Inc.	330,754

		1,787,109

Software – 0.4%
5,407	Agilysys, Inc.*	88,945
3,576	American Software, Inc. Class A	53,497

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
3,776	Avaya Holdings Corp.*	$ 77,710
5,115	MicroStrategy, Inc. Class A*	665,717
2,789	Monotype Imaging Holdings, Inc.	57,593
2,144	Progress Software Corp.	78,878

		1,022,340

Specialty Retail – 3.5%
65,134	Abercrombie & Fitch Co. Class A	1,543,024
560	America’s Car-Mart, Inc.*	35,840
31,805	American Eagle Outfitters, Inc.	800,850
11,686	Boot Barn Holdings, Inc.*	273,336
22,661	Caleres, Inc.	758,917
48,403	Chico’s FAS, Inc.	421,106
23,900	Citi Trends, Inc.	678,999
32,933	DSW, Inc. Class A	903,682
96,052	Express, Inc.*	924,981
5,103	MarineMax, Inc.*	95,681
6,710	Shoe Carnival, Inc.	210,493
22,113	Signet Jewelers Ltd.	1,276,805
2,269	Tilly’s, Inc. Class A	35,169
28,265	Zumiez, Inc.*	640,202

		8,599,085

Technology Hardware, Storage & Peripherals* – 0.0%
1,694	Cray, Inc.	42,265
2,879	Immersion Corp.	40,421

		82,686

Textiles, Apparel & Luxury Goods* – 0.5%
19,187	Crocs, Inc.	347,476
19,297	G-III Apparel Group Ltd.	881,873

		1,229,349

Thrifts & Mortgage Finance – 3.6%
4,913	BankFinancial Corp.	82,244
34,242	Beneficial Bancorp, Inc.	556,432
90,961	Capitol Federal Financial, Inc.	1,188,860
13,086	Federal Agricultural Mortgage Corp. Class C	1,233,879
17,147	First Defiance Financial Corp.	551,448
2,273	Home Bancorp, Inc.	103,626
10,407	Meridian Bancorp, Inc.	190,448
4,036	PCSB Financial Corp.	79,428
70,138	Radian Group, Inc.	1,343,143
5,674	Riverview Bancorp, Inc.	51,633
111,499	TrustCo Bank Corp. NY	1,014,641
24,712	United Community Financial Corp.	258,240
3,508	United Financial Bancorp, Inc.	61,425
16,691	Walker & Dunlop, Inc.	989,109
32,298	Washington Federal, Inc.	1,083,598

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
708	WSFS Financial Corp.	$ 40,144

		8,828,298

Tobacco – 0.5%
66,776	Vector Group Ltd.	1,232,017

Trading Companies & Distributors – 0.9%
31,819	Aircastle Ltd.	659,608
1,214	DXP Enterprises, Inc.*	50,187
12,908	H&E Equipment Services, Inc.	474,885
2,951	Nexeo Solutions, Inc.*	26,795
10,046	Rush Enterprises, Inc. Class A*	452,974
2,299	Systemax, Inc.	102,811
23,193	Titan Machinery, Inc.*	351,142

		2,118,402

Water Utilities – 0.1%
4,034	Artesian Resources Corp. Class A	148,814
2,690	Middlesex Water Co.	119,140
3,173	The York Water Co.	98,363

		366,317

Wireless Telecommunication Services – 0.3%
7,741	Boingo Wireless, Inc.*	178,895
33,837	Spok Holdings, Inc.	490,636

		669,531

TOTAL COMMON STOCKS (Cost $213,895,969)		$236,941,183

Shares	Distribution Rate	Value
Investment Company(c) – 1.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,147,827	1.832%	$ 4,147,827
(Cost $4,147,827)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $218,043,796)		$241,089,010

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
396,000	1.832%	$ 396,000
(Cost $396,000)

TOTAL INVESTMENTS – 98.4% (Cost $218,439,796)		$241,485,010

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		3,829,308

NET ASSETS – 100.0%		$245,314,318

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
GP	— General Partnership
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REIT	—Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

E-mini Russell 2000 Index	49	09/21/18	$4,097,380	$(78,483)

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 1.6%
40,494	The Boeing Co.	$ 14,428,012

Airlines – 0.8%
3,903	Copa Holdings SA Class A	379,918
129,521	Delta Air Lines, Inc.	7,048,533

		7,428,451

Auto Components – 0.1%
8,251	Delphi Technologies PLC	372,698
15,136	The Goodyear Tire & Rubber Co.	366,442

		739,140

Automobiles – 1.7%
263,669	General Motors Co.	9,995,692
52,550	Thor Industries, Inc.	4,984,367

		14,980,059

Banks – 6.4%
641,255	Bank of America Corp.	19,801,954
151,271	Citigroup, Inc.	10,874,872
237,861	Citizens Financial Group, Inc.	9,462,111
14,317	Comerica, Inc.	1,387,890
537	First Citizens BancShares, Inc. Class A	218,462
48,346	JPMorgan Chase & Co.	5,557,373
83,740	PacWest Bancorp	4,205,423
12,743	SVB Financial Group*	3,923,315
11,555	Wells Fargo & Co.	661,986
10,015	Western Alliance Bancorp*	568,051

		56,661,437

Beverages – 1.1%
1,738	Constellation Brands, Inc. Class A	365,380
140,941	Molson Coors Brewing Co. Class B	9,443,047

		9,808,427

Biotechnology – 4.6%
124,802	AbbVie, Inc.	11,510,489
19,386	Alexion Pharmaceuticals, Inc.*	2,577,563
37,848	Amgen, Inc.	7,439,024
31,152	Biogen, Inc.*	10,416,294
18,331	Gilead Sciences, Inc.	1,426,702
10,186	Incyte Corp.*	677,776
36,856	Vertex Pharmaceuticals, Inc.*	6,451,643

		40,499,491

Capital Markets – 1.1%
1,928	MSCI, Inc.	320,414
47,808	S&P Global, Inc.	9,582,636

		9,903,050

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 1.4%
17,369	Air Products & Chemicals, Inc.	$ 2,851,469
32,190	CF Industries Holdings, Inc.	1,429,880
43,808	Huntsman Corp.	1,468,882
56,039	LyondellBasell Industries NV Class A	6,208,561

		11,958,792

Commercial Services & Supplies – 0.2%
24,843	Republic Services, Inc.	1,800,621

Communications Equipment – 1.2%
6,836	Arista Networks, Inc.*	1,748,170
20,110	Cisco Systems, Inc.	850,452
41,438	Palo Alto Networks, Inc.*	8,215,498

		10,814,120

Construction & Engineering* – 0.2%
47,784	AECOM	1,603,631

Consumer Finance – 0.7%
241,718	Ally Financial, Inc.	6,468,374

Containers & Packaging – 0.8%
21,270	Berry Global Group, Inc.*	1,039,039
108,652	WestRock Co.	6,299,643

		7,338,682

Diversified Consumer Services* – 0.0%
2,347	Bright Horizons Family Solutions, Inc.	251,105

Diversified Financial Services – 0.9%
26,724	Berkshire Hathaway, Inc. Class B*	5,287,878
104,326	Jefferies Financial Group, Inc.	2,529,905

		7,817,783

Diversified Telecommunication Services – 0.2%
1	AT&T, Inc.	32
37,839	Zayo Group Holdings, Inc.*	1,403,448

		1,403,480

Electric Utilities – 1.3%
35,013	Exelon Corp.	1,488,052
56,738	OGE Energy Corp.	2,056,185
83,766	PG&E Corp.	3,608,639
130,945	PPL Corp.	3,767,288
13,844	Xcel Energy, Inc.	648,730

		11,568,894

Electrical Equipment – 1.2%
19,251	Acuity Brands, Inc.	2,676,466
105,401	AMETEK, Inc.	8,200,198

		10,876,664

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.1%
5,189	CDW Corp.	$ 436,343

Energy Equipment & Services – 1.1%
226,604	Halliburton Co.	9,612,542

Equity Real Estate Investment Trusts (REITs) – 3.7%
54,985	American Homes 4 Rent Class A	1,217,368
19,014	Apartment Investment & Management Co. Class A	810,947
74,980	Apple Hospitality REIT, Inc.	1,348,890
128,964	Duke Realty Corp.	3,755,432
36,379	Empire State Realty Trust, Inc. Class A	606,438
11,435	Gaming and Leisure Properties, Inc.	415,319
24,143	Highwoods Properties, Inc.	1,185,663
7,007	Hospitality Properties Trust	198,088
409,628	Host Hotels & Resorts, Inc.	8,577,610
220,615	Kimco Realty Corp.	3,682,064
14,947	Lamar Advertising Co. Class A	1,100,548
32,240	Mid-America Apartment Communities, Inc.	3,249,147
22,408	Simon Property Group, Inc.	3,948,514
24,620	Sun Communities, Inc.	2,387,155

		32,483,183

Food & Staples Retailing – 1.8%
58,227	US Foods Holding Corp.*	1,968,655
151,223	Walmart, Inc.	13,493,628

		15,462,283

Food Products – 0.2%
59,164	Conagra Brands, Inc.	2,171,910

Gas Utilities – 0.0%
4,090	UGI Corp.	217,343

Health Care Equipment & Supplies – 3.6%
310,834	Boston Scientific Corp.*	10,447,131
39,086	IDEXX Laboratories, Inc.*	9,573,334
128,790	Medtronic PLC	11,620,721

		31,641,186

Health Care Providers & Services – 2.4%
7,544	Express Scripts Holding Co.*	599,446
41,290	HCA Healthcare, Inc.	5,129,457
20,065	Humana, Inc.	6,304,022
1,565	UnitedHealth Group, Inc.	396,289
34,296	WellCare Health Plans, Inc.*	9,171,436

		21,600,650

Hotels, Restaurants & Leisure – 1.6%
23,806	Darden Restaurants, Inc.	2,545,814
79,709	Marriott International, Inc. Class A	10,189,998
4,207	McDonald’s Corp.	662,771

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
6,577	Yum! Brands, Inc.	$ 521,490

		13,920,073

Household Durables – 1.2%
167,702	D.R. Horton, Inc.	7,328,577
129,841	PulteGroup, Inc.	3,699,170

		11,027,747

Independent Power and Renewable Electricity Producers – 0.2%
54,346	NRG Energy, Inc.	1,721,138

Insurance – 4.0%
155,088	Arch Capital Group Ltd.*	4,739,489
50,064	Assured Guaranty Ltd.	1,948,491
47,284	Athene Holding Ltd. Class A*	2,168,917
33,745	Brighthouse Financial, Inc.*	1,465,545
11,815	Fidelity National Financial, Inc.	478,507
23,754	First American Financial Corp.	1,330,224
1,181	Reinsurance Group of America, Inc.	167,112
106,357	The Allstate Corp.	10,116,678
171,012	The Progressive Corp.	10,262,430
11,469	Torchmark Corp.	1,010,075
1,986	White Mountains Insurance Group Ltd.	1,813,278

		35,500,746

Internet & Direct Marketing Retail – 3.9%
14,423	Amazon.com, Inc.*	25,636,017
1,834	Booking Holdings, Inc.*	3,720,672
2,757	Expedia Group, Inc.	368,997
13,833	Netflix, Inc.*	4,667,946

		34,393,632

Internet Software & Services – 5.0%
10,194	Alphabet, Inc. Class A*	12,510,281
10,750	Alphabet, Inc. Class C*	13,085,545
89,829	eBay, Inc.*	3,004,780
88,542	Facebook, Inc. Class A*	15,280,578
3,362	LogMeIn, Inc.	272,490
3,631	Twitter, Inc.*	115,720

		44,269,394

IT Services – 1.8%
80,160	International Business Machines Corp.	11,617,589
29,354	Visa, Inc. Class A	4,013,866

		15,631,455

Life Sciences Tools & Services* – 0.2%
4,647	Bio-Rad Laboratories, Inc. Class A	1,425,003

Machinery – 1.2%
46,257	Caterpillar, Inc.	6,651,757

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
10,302	Ingersoll-Rand PLC	$ 1,014,850
5,352	Pentair PLC	238,967
14,401	Snap-on, Inc.	2,442,265

		10,347,839

Media – 2.9%
10,354	Charter Communications, Inc. Class A*	3,153,621
422,194	Comcast Corp. Class A	15,106,101
182,651	News Corp. Class A	2,752,551
22,487	The Interpublic Group of Cos., Inc.	507,082
144,501	Viacom, Inc. Class B	4,197,754

		25,717,109

Metals & Mining – 1.0%
218,421	Freeport-McMoRan, Inc.	3,603,947
81,468	Nucor Corp.	5,452,653

		9,056,600

Multi-Utilities – 1.5%
244,946	CenterPoint Energy, Inc.	6,976,062
136,733	CMS Energy Corp.	6,609,673

		13,585,735

Multiline Retail – 0.4%
16,123	Dollar Tree, Inc.*	1,471,708
54,970	Macy’s, Inc.	2,183,958

		3,655,666

Oil, Gas & Consumable Fuels – 6.7%
86,905	Anadarko Petroleum Corp.	6,357,101
145,934	CNX Resources Corp.*	2,375,805
87,927	ConocoPhillips	6,345,692
74,595	Continental Resources, Inc.*	4,764,383
49,505	Exxon Mobil Corp.	4,035,153
97,665	HollyFrontier Corp.	7,283,856
126,174	Marathon Petroleum Corp.	10,198,644
89,297	Phillips 66	11,013,892
60,430	Valero Energy Corp.	7,151,890

		59,526,416

Personal Products – 1.1%
8,811	Herbalife Nutrition Ltd.*	454,912
67,136	The Estee Lauder Cos., Inc. Class A	9,059,332

		9,514,244

Pharmaceuticals – 6.8%
63,266	Allergan PLC	11,646,638
197,784	Bristol-Myers Squibb Co.	11,619,810
167,602	Johnson & Johnson	22,210,617
71,660	Merck & Co., Inc.	4,720,244
113,612	Zoetis, Inc.	9,825,166

		60,022,475

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 0.1%
7,637	ManpowerGroup, Inc.	$ 712,227

Road & Rail – 1.6%
3,634	Norfolk Southern Corp.	614,146
88,163	Union Pacific Corp.	13,214,752

		13,828,898

Semiconductors & Semiconductor Equipment – 2.6%
106,756	Applied Materials, Inc.	5,191,544
14,000	Intel Corp.	673,400
42,767	KLA-Tencor Corp.	5,021,701
52,564	Lam Research Corp.	10,020,801
42,047	Micron Technology, Inc.*	2,219,661

		23,127,107

Software – 6.1%
37,351	Adobe Systems, Inc.*	9,139,043
82,461	Citrix Systems, Inc.*	9,068,236
25,147	Fortinet, Inc.*	1,581,998
5,874	Intuit, Inc.	1,199,706
199,916	Microsoft Corp.	21,207,089
17,478	ServiceNow, Inc.*	3,075,429
85,995	Splunk, Inc.*	8,264,119
3,566	VMware, Inc. Class A*	515,608

		54,051,228

Specialty Retail – 1.5%
101,905	Best Buy Co., Inc.	7,645,932
35,406	Foot Locker, Inc.	1,728,167
5,336	The TJX Cos., Inc.	518,979
57,895	Williams-Sonoma, Inc.(a)	3,386,279

		13,279,357

Technology Hardware, Storage & Peripherals – 5.7%
225,706	Apple, Inc.(b)	42,949,595
105,207	Western Digital Corp.	7,380,271

		50,329,866

Textiles, Apparel & Luxury Goods – 0.1%
6,721	PVH Corp.	1,031,808

Tobacco – 1.6%
162,719	Philip Morris International, Inc.	14,042,650

TOTAL COMMON STOCKS (Cost $752,379,527)		$859,694,066

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(c) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,541,627	1.832%	$ 10,541,627
(Cost $10,541,627)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $762,921,154)		$870,235,693

Securities Lending Reinvestment Vehicle(c) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,910,000	1.832%	$ 2,910,000
(Cost $2,910,000)

TOTAL INVESTMENTS – 98.7% (Cost $765,831,154)		$873,145,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		11,515,087

NET ASSETS – 100.0%		$884,660,780

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

S&P 500 E-Mini Index	46	09/21/18	$6,479,330	$79,497

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund. In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of July 31, 2018. Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$2,106,896,662	$—	$—
Investment Company	30,564,111	—	—
Securities Lending Reinvestment Vehicle	11,472,000	—	—
Total	$2,148,932,773	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(76,020)	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$5,496,206	$—	$—
North America	416,729,787	—	—
Investment Company	6,257,422	—	—
Total	$428,483,415	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$15,882	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,121,789	$—	$—
North America	531,236,471	—	—
Investment Company	9,373,494	—	—
Securities Lending Reinvestment Vehicle	5,288,150	—	—
Total	$547,019,904	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(178,417)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,331,972	$—	$—
North America	798,787,016	—	89,628
Investment Company	14,971,765	—	—
Securities Lending Reinvestment Vehicle	12,161,100	—	—
Total	$829,251,853	$—	$89,628

Derivative Type
Assets(b)
Futures Contracts	$93,343	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$822,234	$—	$—
North America	236,118,949	—	—
Investment Company	4,147,827	—	—
Securities Lending Reinvestment Vehicle	396,000	—	—
Total	$241,485,010	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(78,483)	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$12,232,386	$—	$—
North America	847,461,680	—	—
Investment Company	10,541,627	—	—
Securities Lending Reinvestment Vehicle	2,910,000	—	—
Total	$873,145,693	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$79,497	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
China – 37.4%
5,738	58.com, Inc. ADR (Software & Services)*	$ 385,938
21,294	Alibaba Group Holding Ltd. ADR (Software & Services)*	3,986,876
524,000	Angang Steel Co. Ltd. Class H (Materials)	558,002
198,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	1,274,814
150,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	766,084
188,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	246,123
54,699	China Literature Ltd. (Media)*(a)(b)	458,642
450,500	China Merchants Bank Co. Ltd. Class H (Banks)	1,766,981
944,000	China Petroleum & Chemical Corp. Class H (Energy)	907,413
21,206	Ctrip.com International Ltd. ADR (Retailing)*	872,627
46,000	ENN Energy Holdings Ltd. (Utilities)	467,715
248,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	568,778
105,461	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (Technology Hardware & Equipment)	535,698
59,500	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	251,659
1,482,000	Hilong Holding Ltd. (Energy)	197,966
36,253	Huami Corp. ADR (Technology Hardware & Equipment)*(b)	338,966
181,200	Huayu Automotive Systems Co. Ltd. Class A (Automobiles & Components)	621,058
1,220,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	907,132
152,300	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	592,221
65,301	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	660,926
20,740	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	2,212,747
158,000	Minth Group Ltd. (Automobiles & Components)	596,167
8,599	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	739,858
175,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	249,709
295,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	2,750,893

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
89,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	$ 1,092,952
45,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	1,052,355
122,800	Tencent Holdings Ltd. (Software & Services)	5,589,168
73,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	743,795

		31,393,263

Hong Kong – 8.4%
351,436	AIA Group Ltd. (Insurance)	3,076,314
130,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,047,362
45,250	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,341,008
415,800	IMAX China Holding, Inc. (Media)(a)	1,215,839
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*(c)	—
299,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	409,517

		7,090,040

India – 11.2%
2,580	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	288,401
20,975	AIA Engineering Ltd. (Capital Goods)	504,966
20,451	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	290,936
20,149	Bajaj Finance Ltd. (Diversified Financials)	794,804
25,943	Bandhan Bank Ltd. (Banks)(a)	265,503
16,151	Bharat Financial Inclusion Ltd. (Diversified Financials)*	286,892
141,848	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	503,653
7,322	Dalmia Bharat Ltd. (Materials)	282,744
27,513	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	461,708
110,960	Edelweiss Financial Services Ltd. (Diversified Financials)	502,690
1,096	Eicher Motors Ltd. (Capital Goods)*	445,086
66,767	Hindalco Industries Ltd. (Materials)	208,582
87,010	Hindustan Zinc Ltd. (Materials)	356,053

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
41,432	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	$ 469,798
382,914	Idea Cellular Ltd. (Telecommunication Services)*	306,547
7,949	Info Edge India Ltd. (Software & Services)	158,421
113,419	Jindal Steel & Power Ltd. (Materials)*	341,382
6,266	Maruti Suzuki India Ltd. (Automobiles & Components)	870,901
437	MRF Ltd. (Automobiles & Components)	507,259
32,819	Navin Fluorine International Ltd. (Materials)	321,158
68,941	Prestige Estates Projects Ltd. (Real Estate)	254,882
1,413	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	213,002
16,230	TeamLease Services Ltd. (Commercial & Professional Services)*	644,582
9,196	Thermax Ltd. (Capital Goods)	157,491

		9,437,441

Indonesia – 1.0%
379,000	Bank Central Asia Tbk. PT (Banks)	611,771
4,944,000	BFI Finance Indonesia Tbk. PT (Diversified Financials)	212,571

		824,342

Italy – 0.5%
92,300	PRADA SpA (Consumer Durables & Apparel)	439,809

Malaysia – 1.4%
41,600	British American Tobacco Malaysia Bhd. (Food, Beverage & Tobacco)	350,811
421,600	Bursa Malaysia Bhd. (Diversified Financials)	811,646

		1,162,457

Philippines – 1.1%
127,040	Jollibee Foods Corp. (Consumer Services)	646,287
700,000	Megawide Construction Corp. (Capital Goods)	252,420

		898,707

Singapore – 2.7%
115,221	DBS Group Holdings Ltd. (Banks)	2,267,010

South Korea – 20.2%
40,075	DGB Financial Group, Inc. (Banks)	335,508
20,378	Hankook Tire Co. Ltd. (Automobiles & Components)	808,832
2,047	Hanssem Co. Ltd. (Consumer Durables & Apparel)	176,579

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
34,178	ING Life Insurance Korea Ltd. (Insurance)(a)	$ 1,289,678
14,796	Jin Air Co. Ltd. (Transportation)	316,786
5,652	Korea Kolmar Co. Ltd. (Household & Personal Products)	344,927
349	Korea Zinc Co. Ltd. (Materials)	128,881
3,361	LG Chem Ltd. (Materials)	1,130,384
4,921	LG Electronics, Inc. (Consumer Durables & Apparel)	329,845
1,695	LG Innotek Co. Ltd. (Technology Hardware & Equipment)	247,630
18,425	Modetour Network, Inc. (Consumer Services)	415,506
658	NAVER Corp. (Software & Services)	422,168
5,875	NCSoft Corp. (Software & Services)	2,028,085
5,251	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	244,566
58,167	Pan Ocean Co. Ltd. (Transportation)*	268,310
19,471	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	2,680,233
101,326	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	4,206,069
1,377	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	336,274
16,818	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,299,870

		17,010,131

Taiwan – 7.8%
929,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(a)	395,456
145,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	240,561
88,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)*	541,945
6,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	1,010,315
30,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	259,958
446,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,568,790
73,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	281,061
48,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	232,471

		6,530,557

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – 2.7%
715,300	Airports of Thailand PCL (Transportation)	$ 1,425,750
149,900	Bumrungrad Hospital PCL (Health Care Equipment & Services)	818,211

		2,243,961

United States – 0.8%
8,410	Cognizant Technology Solutions Corp. Class A (Software & Services)	685,415

Vietnam – 1.0%
114,070	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	825,366

TOTAL COMMON STOCKS (Cost $75,139,896)		$80,808,499

Units	Description	Expiration Month	Value
Participation Note* – 1.4%
China – 1.4%
113,092	Contemporary Amperex Technology Co. Ltd. (Capital Goods)	07/2019	$ 1,199,401
(Cost $1,218,190)

Shares	Distribution Rate	Value
Investment Company(d) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
430,826	1.832%	$ 430,826
(Cost $430,826)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $76,788,912)		$82,438,726

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
535,891	1.832%	$ 535,891
(Cost $535,891)

TOTAL INVESTMENTS – 98.7% (Cost $77,324,803)		$82,974,617

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		1,084,298

NET ASSETS – 100.0%		$84,058,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,838,711, which represents approximately 5.8% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Argentina – 0.5%
23,286	MercadoLibre, Inc. (Software & Services)	$ 7,985,002

Australia – 0.4%
362,058	SEEK Ltd. (Commercial & Professional Services)	5,758,975

Brazil – 4.9%
93,526	Azul SA ADR (Transportation)*	1,791,023
958,500	Azul SA (Preference) (Transportation)*(a)	6,162,205
2,191,700	B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	13,891,920
348,870	Banco Bradesco SA ADR (Banks)*	2,818,870
1,811,113	Banco Bradesco SA (Preference) (Banks)*(a)	14,731,910
1,195,441	BB Seguridade Participacoes SA (Insurance)	7,800,162
713,000	CVC Brasil Operadora e Agencia de Viagens SA (Consumer Services)	8,377,508
1,107,300	Fleury SA (Health Care Equipment & Services)	8,077,658
276,367	Pagseguro Digital Ltd. Class A (Software & Services)*	7,439,800
1,312,800	Petrobras Distribuidora SA (Retailing)	6,817,060
1,071,900	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	2,256,151

		80,164,267

China – 27.5%
105,008	58.com, Inc. ADR (Software & Services)*	7,062,838
386,789	Alibaba Group Holding Ltd. ADR (Software & Services)*	72,418,504
3,877,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	24,933,773
2,828,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	14,443,242
846,064	China Literature Ltd. (Media)*(b)(c)	7,094,104
7,921,500	China Merchants Bank Co. Ltd. Class H (Banks)	31,070,242
17,578,000	China Petroleum & Chemical Corp. Class H (Energy)	16,896,729
285,806	Ctrip.com International Ltd. ADR (Retailing)*	11,760,917
5,436,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	12,467,245
2,083,986	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (Technology Hardware & Equipment)	10,585,783
1,782,711	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	7,540,079

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
606,360	Huami Corp. ADR (Technology Hardware & Equipment)*(c)	$ 5,669,466
3,120,141	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	12,132,711
918,502	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	9,296,368
337,354	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	35,992,238
2,814,000	Minth Group Ltd. (Automobiles & Components)	10,617,806
140,767	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	12,111,593
3,444,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	4,914,278
4,164,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	38,763,849
330,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	7,601,856
2,064,800	Tencent Holdings Ltd. (Software & Services)	93,978,127

		447,351,748

Colombia – 0.5%
258,663	Banco Davivienda SA (Preference) (Banks)(a)	3,194,696
118,497	Banco de Bogota SA (Banks)	2,808,180
137,825	Grupo Aval Acciones y Valores SA ADR (Banks)	1,079,170
3,997,559	Grupo Aval Acciones y Valores SA (Preference) (Banks)(a)	1,583,534

		8,665,580

Czech Republic – 0.5%
2,559,134	Moneta Money Bank A/S (Banks)(b)	8,778,149

Egypt – 0.2%
878,327	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	4,018,346

Georgia – 0.4%
47,711	Bank of Georgia Group plc (Banks)	1,143,511
47,711	Georgia Capital plc (Diversified Financials)*	618,966
218,742	TBC Bank Group plc (Banks)	5,031,289

		6,793,766

Germany – 0.7%
415,325	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	10,998,959

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Greece – 0.6%
248,409	JUMBO SA (Retailing)	$ 3,978,856
642,964	Sarantis SA (Household & Personal Products)	5,262,949

		9,241,805

Hong Kong – 5.0%
3,837,600	AIA Group Ltd. (Insurance)	33,592,645
2,288,000	Galaxy Entertainment Group Ltd. (Consumer Services)	18,433,568
840,896	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	24,920,403
1,625,100	IMAX China Holding, Inc. (Media)(b)	4,751,947

		81,698,563

India – 10.8%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,224,949
422,088	AIA Engineering Ltd. (Capital Goods)	10,161,631
364,477	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	5,185,047
363,424	Bajaj Finance Ltd. (Diversified Financials)	14,335,741
676,175	Bandhan Bank Ltd. (Banks)(b)	6,920,047
266,796	Bharat Financial Inclusion Ltd. (Diversified Financials)*	4,739,133
2,394,874	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	8,503,363
138,210	Dalmia Bharat Ltd. (Materials)	5,337,079
574,079	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,633,877
2,073,297	Edelweiss Financial Services Ltd. (Diversified Financials)	9,392,810
19,541	Eicher Motors Ltd. (Capital Goods)*	7,935,611
1,284,282	Hindalco Industries Ltd. (Materials)	4,012,123
1,649,333	Hindustan Zinc Ltd. (Materials)	6,749,214
771,563	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	8,748,759
7,060,906	Idea Cellular Ltd. (Telecommunication Services)*	5,652,700
295,191	Info Edge India Ltd. (Software & Services)	5,883,054
2,208,962	Jindal Steel & Power Ltd. (Materials)*	6,648,795
138,641	Maruti Suzuki India Ltd. (Automobiles & Components)	19,269,488
6,492	MRF Ltd. (Automobiles & Components)	7,535,753

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
437,025	Navin Fluorine International Ltd. (Materials)	$ 4,276,615
1,218,901	Prestige Estates Projects Ltd. (Real Estate)	4,506,399
21,608	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	3,257,287
272,331	TeamLease Services Ltd. (Commercial & Professional Services)*	10,815,759
177,847	Thermax Ltd. (Capital Goods)	3,045,811

		175,771,045

Indonesia – 1.3%
10,412,100	Bank Central Asia Tbk. PT (Banks)	16,806,910
64,673,000	BFI Finance Indonesia Tbk. PT (Diversified Financials)	2,780,670
3,987,000	Semen Indonesia Persero Tbk. PT (Materials)	2,103,787

		21,691,367

Malaysia – 1.2%
743,900	British American Tobacco Malaysia Bhd. (Food, Beverage & Tobacco)	6,273,282
7,172,550	Bursa Malaysia Bhd. (Diversified Financials)	13,808,272

		20,081,554

Mexico – 2.6%
3,664,385	Alsea SAB de CV (Consumer Services)	12,640,115
6,202,310	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	11,823,749
1,568,800	Grupo Cementos de Chihuahua SAB de CV (Materials)	10,187,489
2,689,968	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	7,484,902

		42,136,255

Peru – 2.4%
2,091,654	Alicorp SAA (Food, Beverage & Tobacco)	7,505,584
4,111,313	BBVA Banco Continental SA (Banks)	5,215,010
58,711	Credicorp Ltd. (Banks)	13,431,315
139,505	Intercorp Financial Services, Inc. (Banks)	5,908,037
492,553	Nexa Resources SA (Materials)*	6,605,136

		38,665,082

Philippines – 0.6%
1,898,410	Jollibee Foods Corp. (Consumer Services)	9,657,733

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Poland – 1.2%
461,782	Dino Polska SA (Food & Staples Retailing)*(b)	$ 12,670,706
110,460	KRUK SA (Diversified Financials)(c)	6,574,095

		19,244,801

Romania – 0.4%
10,896,812	Banca Transilvania SA (Banks)	6,908,875

Russia – 3.1%
373,195	LUKOIL PJSC ADR (Energy)	26,683,442
3,245,457	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	5,349,992
5,323,193	Sberbank of Russia PJSC (Banks)	18,242,133

		50,275,567

South Africa – 4.0%
1,073,060	Absa Group Ltd. (Banks)	13,979,534
12,274,342	Alexander Forbes Group Holdings Ltd. (Diversified Financials)	4,688,813
180,251	Bid Corp. Ltd. (Food & Staples Retailing)	3,604,050
3,028,762	Dis-Chem Pharmacies Ltd. (Food & Staples Retailing)(b)	6,686,872
1,762,815	FirstRand Ltd. (Diversified Financials)	9,265,544
847,297	JSE Ltd. (Diversified Financials)	10,701,005
349,279	Santam Ltd. (Insurance)	8,010,538
6,022,434	Transaction Capital Ltd. (Diversified Financials)	7,862,209

		64,798,565

South Korea – 13.6%
406,318	Hankook Tire Co. Ltd. (Automobiles & Components)	16,127,339
37,572	Hanssem Co. Ltd. (Consumer Durables & Apparel)	3,241,051
513,901	ING Life Insurance Korea Ltd. (Insurance)(b)	19,391,623
245,984	Jin Air Co. Ltd. (Transportation)	5,266,587
98,693	Korea Kolmar Co. Ltd. (Household & Personal Products)	6,022,986
64,162	LG Chem Ltd. (Materials)	21,579,199
104,365	LG Electronics, Inc. (Consumer Durables & Apparel)	6,995,374
9,349	NAVER Corp. (Software & Services)	5,998,258
35,349	NCSoft Corp. (Software & Services)	12,202,686
46,468	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	2,164,249
188,935	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	26,007,383
1,739,352	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	72,200,955

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
22,831	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	$ 5,575,501
246,241	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,032,067

		221,805,258

Spain – 0.4%
2,672,817	Prosegur Cash SA (Commercial & Professional Services)(b)	7,188,233

Switzerland – 0.4%
2,642,184	Ferrexpo plc (Materials)	6,745,195

Taiwan – 8.0%
256,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	6,537,902
17,632,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(b)	7,505,573
620,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)*	3,818,245
174,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	29,299,139
583,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,051,842
447,000	President Chain Store Corp. (Food & Staples Retailing)	4,924,464
8,114,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	64,884,273
1,766,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	8,552,989

		130,574,427

Thailand – 1.0%
5,451,300	Airports of Thailand PCL (Transportation)	10,865,638
715,300	Kasikornbank PCL (Banks)	4,840,835

		15,706,473

Turkey – 0.8%
2,048,406	Eregli Demir ve Celik Fabrikalari TAS (Materials)	4,596,725
1,154,741	MLP Saglik Hizmetleri A/S (Health Care Equipment & Services)*(b)	3,164,959
2,507,648	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	4,464,942

		12,226,626

United Arab Emirates – 0.9%
280,128	NMC Health plc (Health Care Equipment & Services)	13,933,625

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United States – 0.8%
160,449	Cognizant Technology Solutions Corp. Class A (Software & Services)	$ 13,076,593

Vietnam – 0.5%
1,236,928	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	8,949,929

TOTAL COMMON STOCKS (Cost $1,566,245,029)		$1,550,892,363

Exchange Traded Funds – 2.6%
United States – 2.6%
662,263	iShares MSCI Emerging Markets ETF	$ 29,709,118
212,859	iShares MSCI South Africa ETF(c)	13,024,842

TOTAL EXCHANGE TRADED FUNDS (Cost $46,074,171)		$ 42,733,960

Units	Description	Expiration Month	Value
Participation Note* – 0.8%
China – 0.8%
1,135,281	Contemporary Amperex Technology Co. Ltd. (Capital Goods)	07/2019	$ 12,040,266
(Cost $12,022,709)

Shares	Distribution Rate	Value
Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
43	1.832%	$ 43
(Cost $43)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,624,341,952)		$1,605,666,632

Securities Lending Reinvestment Vehicle(d) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,587,648	1.832%	$ 21,587,648
(Cost $21,587,648)

TOTAL INVESTMENTS – 99.9% (Cost $1,645,929,600)		$1,627,254,280

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,407,510

NET ASSETS – 100.0%		$1,628,661,790

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $92,900,972, which represents approximately 5.7% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 83.6%
Argentina – 0.8%
154	MercadoLibre, Inc. (Software & Services)	$ 52,808

Brazil – 5.1%
13,900	B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	88,104
14,409	Banco Bradesco SA ADR (Banks)*	116,425
7,900	BB Seguridade Participacoes SA (Insurance)	51,547
1,725	Pagseguro Digital Ltd. Class A (Software & Services)*	46,437
8,400	Petrobras Distribuidora SA (Retailing)	43,619

		346,132

China – 28.8%
564	58.com, Inc. ADR (Software & Services)*	37,935
1,962	Alibaba Group Holding Ltd. ADR (Software & Services)*	367,345
19,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	125,409
14,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	71,501
4,400	China Literature Ltd. (Media)*(a)	36,893
37,500	China Merchants Bank Co. Ltd. Class H (Banks)	147,085
72,000	China Petroleum & Chemical Corp. Class H (Energy)	69,210
1,514	Ctrip.com International Ltd. ADR (Retailing)*	62,301
26,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	59,630
10,400	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (Technology Hardware & Equipment)	52,828
9,100	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	38,489
14,900	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	57,939
4,400	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	44,533
770	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)	66,251
18,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	25,684
20,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	190,840
2,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	46,003
10,300	Tencent Holdings Ltd. (Software & Services)	468,798

		1,968,674

Shares	Description	Value
Common Stocks – (continued)
Colombia – 0.3%
504	Banco de Bogota SA (Banks)	$ 11,944
1,463	Grupo Aval Acciones y Valores SA ADR (Banks)	11,455

		23,399

Czech Republic – 0.5%
10,857	Moneta Money Bank A/S (Banks)(a)	37,241

Egypt – 0.2%
3,868	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	17,696

Germany – 0.7%
1,764	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	46,716

Greece – 0.6%
2,441	JUMBO SA (Retailing)	39,098

Hong Kong – 4.3%
19,200	AIA Group Ltd. (Insurance)	168,069
4,200	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	124,469

		292,538

Indonesia – 1.3%
56,200	Bank Central Asia Tbk. PT (Banks)	90,716

Malaysia – 0.9%
30,900	Bursa Malaysia Bhd. (Diversified Financials)	59,487

Mexico – 2.2%
43,100	Alsea SAB de CV (Consumer Services)	148,671

Peru – 1.9%
21,620	BBVA Banco Continental SA (Banks)	27,424
307	Credicorp Ltd. (Banks)	70,232
733	Intercorp Financial Services, Inc. (Banks)	31,043

		128,699

Philippines – 0.6%
8,260	Jollibee Foods Corp. (Consumer Services)	42,021

Poland – 1.2%
2,920	Dino Polska SA (Food & Staples Retailing)*(a)	80,121

Romania – 0.4%
46,539	Banca Transilvania SA (Banks)	29,507

Russia – 3.2%
1,613	LUKOIL PJSC ADR (Energy)	115,330

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
13,930	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	$ 22,963
5,575	Sberbank of Russia PJSC ADR (Banks)	78,217

		216,510

South Africa – 5.5%
9,769	Absa Group Ltd. (Banks)	127,268
1,658	Bid Corp. Ltd. (Food & Staples Retailing)	33,151
27,434	Dis-Chem Pharmacies Ltd. (Food & Staples Retailing)(a)	60,568
15,892	FirstRand Ltd. (Diversified Financials)	83,530
3,194	Santam Ltd. (Insurance)	73,253

		377,770

South Korea – 13.4%
1,836	Hankook Tire Co. Ltd. (Automobiles & Components)	72,874
2,323	ING Life Insurance Korea Ltd. (Insurance)(a)	87,657
263	LG Chem Ltd. (Materials)	88,453
501	LG Electronics, Inc. (Consumer Durables & Apparel)	33,581
44	NAVER Corp. (Software & Services)	28,230
168	NCSoft Corp. (Software & Services)	57,995
773	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	106,405
7,824	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	324,776
110	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	26,863
1,124	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	86,874

		913,708

Taiwan – 7.7%
1,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	168,386
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	25,996
37,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	295,841
8,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	38,745

		528,968

Thailand – 1.1%
26,400	Airports of Thailand PCL (Transportation)	52,621
3,300	Kasikornbank PCL (Banks)	22,333

		74,954

Shares	Description	Value
Common Stocks – (continued)
Turkey – 0.8%
12,113	Eregli Demir ve Celik Fabrikalari TAS (Materials)	$ 27,182
14,773	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	26,304

		53,486

United Arab Emirates – 0.9%
1,204	NMC Health plc (Health Care Equipment & Services)	59,887
United States – 1.2%
990	Cognizant Technology Solutions Corp. Class A (Software & Services)	80,685

TOTAL COMMON STOCKS (Cost $5,920,713)		$5,709,492

Exchange Traded Fund – 11.2%
United States – 11.2%
21,370	iShares MSCI India ETF	$ 761,413
(Cost $719,314)

Units	Description	Expiration Month	Value
Participation Note* – 0.9%
China – 0.9%
5,600	Contemporary Amperex Technology Co. Ltd. (Capital Goods)	07/2019	$ 59,391
(Cost $59,305)

TOTAL INVESTMENTS – 95.7% (Cost $6,699,332)			$6,530,296

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%			296,468

NET ASSETS – 100.0%			$6,826,764

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $302,480, which represents approximately 4.4% of net assets as of July 31, 2018. The liquidity determination is unaudited.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Bangladesh – 4.2%
1,351,625	BRAC Bank Ltd. (Banks)*	$ 1,060,383
83,600	GrameenPhone Ltd. (Telecommunication Services)	388,946
139,385	Olympic Industries Ltd. (Food, Beverage & Tobacco)	343,698
96,797	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	309,306

		2,102,333

Egypt – 4.4%
427,234	Commercial International Bank Egypt SAE (Banks)	2,007,785
218,273	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)*	212,532

		2,220,317

Indonesia – 15.3%
1,416,700	Astra International Tbk. PT (Automobiles & Components)	702,858
2,091,300	Bank Central Asia Tbk. PT (Banks)	3,375,716
2,408,300	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	513,110
526,100	Indocement Tunggal Prakarsa Tbk. PT (Materials)	516,270
6,199,500	Kalbe Farma Tbk. PT (Pharmaceuticals, Biotechnology & Life Sciences)	557,204
768,200	Matahari Department Store Tbk. PT (Retailing)	428,497
596,100	Semen Indonesia Persero Tbk. PT (Materials)	314,539
5,075,300	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	1,258,515

		7,666,709

Mexico – 22.4%
188,727	Alsea SAB de CV (Consumer Services)	651,004
38,274	America Movil SAB de CV Class L ADR (Telecommunication Services)	654,868
312,900	Banco del Bajio SA (Banks)(a)	739,198
687,400	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	1,310,422
12,908	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,266,791
13,831	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	246,072
115,200	Grupo Cementos de Chihuahua SAB de CV (Materials)	748,087
265,533	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,851,547
187,108	Grupo Mexico SAB de CV Series B (Materials)	588,297

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
154,600	Regional SAB de CV (Banks)	$ 939,989
243,585	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	677,781
511,124	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,492,695

		11,166,751

Pakistan – 3.0%
189,233	Engro Corp. Ltd. (Materials)	516,697
191,000	Habib Bank Ltd. (Banks)	273,862
217,700	MCB Bank Ltd. (Banks)	364,122
294,000	Oil & Gas Development Co. Ltd. (Energy)	358,653

		1,513,334

Philippines – 6.5%
36,320	Ayala Corp. (Diversified Financials)	684,963
1,313,400	Ayala Land, Inc. (Real Estate)	1,011,475
90,690	Jollibee Foods Corp. (Consumer Services)	461,365
449,724	Metropolitan Bank & Trust Co. (Banks)	624,853
273,490	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	439,809

		3,222,465

South Korea – 24.7%
7,593	Hana Financial Group, Inc. (Banks)	305,297
10,770	Hankook Tire Co. Ltd. (Automobiles & Components)	427,477
3,210	Hanssem Co. Ltd. (Consumer Durables & Apparel)	276,902
32,737	ING Life Insurance Korea Ltd. (Insurance)(a)	1,235,303
9,603	KT Corp. (Telecommunication Services)	255,524
3,451	LG Chem Ltd. (Materials)	1,160,653
6,237	LG Electronics, Inc. (Consumer Durables & Apparel)	418,053
679	NAVER Corp. (Software & Services)	435,642
1,889	NCSoft Corp. (Software & Services)	652,094
6,579	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	306,417
2,630	POSCO (Materials)	774,049
4,687	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	645,178
99,360	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	4,124,460
1,910	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	466,436
11,417	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	882,425

		12,365,910

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – 9.7%
294,736	Akbank Turk A/S (Banks)	$ 433,970
158,146	Aygaz A/S (Utilities)	333,419
59,220	Cimsa Cimento Sanayi ve Ticaret A/S (Materials)	119,893
375,610	Enka Insaat ve Sanayi A/S (Capital Goods)	372,629
387,925	Eregli Demir ve Celik Fabrikalari TAS (Materials)	870,523
259,173	Haci Omer Sabanci Holding A/S (Diversified Financials)	447,439
172,593	KOC Holding A/S (Capital Goods)	487,587
48,552	MLP Saglik Hizmetleri A/S (Health Care Equipment & Services)*(a)	133,073
254,391	Soda Sanayii A/S (Materials)	330,683
97,051	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	172,802
324,918	Turkiye Garanti Bankasi A/S (Banks)	468,790
1,989,900	Turkiye Sinai Kalkinma Bankasi A/S (Banks)	348,110
90,712	Ulker Biskuvi Sanayi A/S (Food, Beverage & Tobacco)*	321,997

		4,840,915

Vietnam – 5.4%
296,178	Bank for Foreign Trade of Vietnam JSC (Banks)	746,494
118,470	Masan Group Corp. (Food, Beverage & Tobacco)*	429,974
63,556	Saigon Thuong Tin Commercial JSB (Banks)*	31,367
202,340	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,464,053

		2,671,888

TOTAL COMMON STOCKS (Cost $40,208,187)		$47,770,622

Exchange Traded Funds – 4.1%
United States – 4.1%
10,206	iShares MSCI Indonesia ETF	$ 242,597
17,016	iShares MSCI Mexico ETF(b)	884,492
32,411	iShares MSCI Turkey ETF(b)	914,314

TOTAL EXCHANGE TRADED FUNDS (Cost $2,349,699)		$ 2,041,403

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $42,557,886)		$49,812,025

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c) – 1.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
872,125	1.832%	$ 872,125
(Cost $872,125)

TOTAL INVESTMENTS – 101.4% (Cost $43,430,011)		$50,684,150

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(710,177)

NET ASSETS – 100.0%		$49,973,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,107,574, which represents approximately 4.2% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2018:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,324,265	$74,558,411	$—
Europe	—	439,809	—
North America	685,415	—	—
Investment Company	430,826	—	—
Securities Lending Reinvestment Vehicle	535,891	—	—
Total	$7,976,397	$74,998,220	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$68,816,911	$—
Asia	135,706,760	1,086,057,421	—
Australia and Oceania	—	5,758,975	—
Europe	—	75,899,783	—
North America	55,212,848	—	—
South America	109,807,586	25,672,345	—
Exchange Traded Funds	42,733,960	—	—
Investment Company	43	—	—
Securities Lending Reinvestment Vehicle	21,587,648	—	—
Total	$365,048,845	$1,262,205,435	$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$395,466	$—
Asia	727,379	3,632,961	—
Europe	—	232,683	—
North America	229,356	—	—
South America	551,038	—	—
Exchange Traded Fund	761,413	—	—
Total	$2,269,186	$4,261,110	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,220,317	$—
Asia	—	34,383,554	—
North America	11,166,751	—	—
Exchange Traded Funds	2,041,403	—	—
Securities Lending Reinvestment Vehicle	872,125	—	—
Total	$14,080,279	$36,603,871	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Asia Equity, Emerging Markets Equity and N-11 Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Asia Equity, Emerging Markets Equity and N-11 Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Asia Equity, Emerging Markets Equity and N-11 Equity Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 92.1%
Denmark – 4.2%
147,623	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 7,343,847

France – 14.1%
112,284	BNP Paribas SA (Banks)	7,283,843
176,437	Klepierre SA (REIT)	6,644,813
53,051	Publicis Groupe SA (Media)	3,385,526
236,843	Rexel SA (Capital Goods)	3,704,191
38,250	Vinci SA (Capital Goods)	3,848,784

		24,867,157

Germany – 8.0%
66,419	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,394,240
16,051	Beiersdorf AG (Household & Personal Products)	1,871,051
122,714	GEA Group AG (Capital Goods)	4,796,240

		14,061,531

Ireland – 2.1%
424,349	Bank of Ireland Group plc (Banks)	3,636,598

Italy – 2.1%
215,403	UniCredit SpA (Banks)	3,803,404

Japan – 15.6%
99,300	Hoya Corp. (Health Care Equipment & Services)	5,975,352
348,300	Isuzu Motors Ltd. (Automobiles & Components)	4,713,450
198,500	Mitsubishi Estate Co. Ltd. (Real Estate)	3,444,494
23,400	Nidec Corp. (Capital Goods)	3,398,858
219,400	ORIX Corp. (Diversified Financials)	3,553,731
33,000	Pigeon Corp. (Household & Personal Products)	1,588,526
122,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,857,780

		27,532,191

Netherlands – 5.3%
73,793	Aalberts Industries NV (Capital Goods)	3,343,847
173,169	Royal Dutch Shell plc Class A (Energy)	5,933,963

		9,277,810

New Zealand – 1.9%
481,007	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	3,440,135

Singapore – 1.8%
158,080	DBS Group Holdings Ltd. (Banks)	3,110,274

Shares	Description	Value
Common Stocks – (continued)
Spain – 5.8%
164,997	Cellnex Telecom SA (Telecommunication Services)(a)	$ 4,384,683
177,081	Industria de Diseno Textil SA (Retailing)	5,803,056

		10,187,739

Sweden – 2.8%
249,560	Assa Abloy AB Class B (Capital Goods)	4,926,437

Switzerland – 5.2%
342,131	Credit Suisse Group AG (Registered) (Diversified Financials)*	5,502,330
45,539	Ferguson plc (Capital Goods)	3,591,335

		9,093,665

Taiwan – 3.1%
130,823	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	5,391,216

United Kingdom – 16.0%
419,696	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	2,921,994
283,491	Compass Group plc (Consumer Services)	6,097,703
279,207	Informa plc (Media)	2,892,154
77,753	Reckitt Benckiser Group plc (Household & Personal Products)	6,931,731
1,383,895	Rentokil Initial plc (Commercial & Professional Services)	6,152,749
1,332,247	Vodafone Group plc (Telecommunication Services)	3,254,628

		28,250,959

United States – 4.1%
127,397	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	7,255,790

TOTAL COMMON STOCKS (Cost $165,384,441)		$ 162,178,753

Exchange Traded Fund – 3.0%
United States – 3.0%
89,662	iShares MSCI Japan ETF	$ 5,247,917
(Cost $5,424,551)

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,571,613	1.832%	$ 5,571,613
(Cost $5,571,613)

TOTAL INVESTMENTS – 98.3% (Cost $176,380,605)		$ 172,998,283

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		3,009,030

NET ASSETS – 100.0%		$ 176,007,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,384,683, which represents approximately 2.5% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Australia – 5.5%
38,932	Rio Tinto plc (Materials)	$ 2,137,403
209,957	Sydney Airport (Transportation)	1,103,415

		3,240,818

Denmark – 3.4%
40,716	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,025,511

France – 9.8%
7,048	Gecina SA (REIT)	1,200,581
46,776	Klepierre SA (REIT)	1,761,636
15,511	Publicis Groupe SA (Media)(a)	989,857
18,301	Vinci SA (Capital Goods)	1,841,480

		5,793,554

Germany – 5.7%
10,332	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,150,232
46,458	Vonovia SE (Real Estate)	2,248,440

		3,398,672

Italy – 3.9%
39,682	Atlantia SpA (Transportation)	1,175,408
208,429	Enel SpA (Utilities)	1,161,143

		2,336,551

Japan – 3.2%
44,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,883,142

Netherlands – 10.0%
102,962	ING Groep NV (Banks)	1,573,956
612,150	Koninklijke KPN NV (Telecommunication Services)	1,769,864
74,893	Royal Dutch Shell plc Class A (Energy)	2,566,350

		5,910,170

Singapore – 2.0%
218,300	Singapore Exchange Ltd. (Diversified Financials)	1,194,947

Spain – 8.7%
86,730	Ferrovial SA (Capital Goods)	1,790,194
248,567	Iberdrola SA (Utilities)	1,932,583
7,101	Iberdrola SA (Utilities)*	55,210
42,641	Industria de Diseno Textil SA (Retailing)	1,397,373

		5,175,360

Sweden – 1.9%
48,876	Swedbank AB Class A (Banks)	1,155,786

Switzerland – 16.1%
62,437	ABB Ltd. (Registered) (Capital Goods)	1,433,276

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
23,053	Nestle SA (Registered) (Food, Beverage & Tobacco)	$ 1,878,666
18,335	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,538,705
6,556	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,610,459
84,463	UBS Group AG (Registered) (Diversified Financials)*	1,388,271
5,585	Zurich Insurance Group AG (Insurance)*	1,712,643

		9,562,020

Taiwan – 3.0%
222,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,775,048

United Kingdom – 25.3%
16,320	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,256,253
266,637	Aviva plc (Insurance)	1,747,465
155,888	BP plc (Energy)	1,171,567
44,910	British American Tobacco plc (Food, Beverage & Tobacco)	2,468,807
229,318	Direct Line Insurance Group plc (Insurance)	1,034,648
56,234	GlaxoSmithKline plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,167,994
237,390	HSBC Holdings plc (Banks)	2,273,319
46,739	Unilever plc (Household & Personal Products)	2,669,964
497,648	Vodafone Group plc (Telecommunication Services)	1,215,735

		15,005,752

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $59,915,264)		$ 58,457,331

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
75	1.832%	$ 75
(Cost $75)

TOTAL INVESTMENTS – 98.5% (Cost $59,915,339)	$ 58,457,406

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%	873,693

NET ASSETS – 100.0%	$ 59,331,099

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2018:

INTERNATIONAL EQUITY ESG

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,391,216	$30,642,465	$—
Australia and Oceania	—	3,440,135	—
Europe	—	115,449,147	—
North America	—	7,255,790	—
Exchange Traded Fund	5,247,917	—	—
Investment Company	5,571,613	—	—
Total	$16,210,746	$156,787,537	$—

INTERNATIONAL EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$4,853,137	$—
Australia and Oceania	—	3,240,818	—
Europe	—	50,363,376	—
Securities Lending Reinvestment Vehicle	75	—	—
Total	$75	$58,457,331	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Issuer Concentration Risk — The Focused International Equity Fund may invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Brazil – 7.0%
7,876,400	Ambev SA ADR (Food, Beverage & Tobacco)	$ 40,484,696
495,300	Banco do Estado do Rio Grande do Sul SA (Preference) Class B (Banks)(a)	2,075,792
1,107,100	Banco Santander Brasil SA ADR (Banks)(b)	10,694,586
183,700	Braskem SA (Preference) Class A (Materials)(a)	2,677,704
477,600	Cosan SA (Energy)	4,691,635
48,450	Embraer SA ADR (Capital Goods)	990,802
1,637,900	Estacio Participacoes SA (Consumer Services)	11,324,303
1,186,500	Fibria Celulose SA (Materials)	23,393,014
1,239,900	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)*	9,167,193
1,815,600	Itau Unibanco Holding SA (Preference) (Banks)(a)	21,768,044
6,978,070	Itausa - Investimentos Itau SA (Preference) (Banks)(a)	19,372,683
48,600	SLC Agricola SA (Food, Beverage & Tobacco)	684,981
187,220	TIM Participacoes SA ADR (Telecommunication Services)*	3,074,152

		150,399,585

Chile – 0.5%
221,110	Sociedad Quimica y Minera de Chile SA ADR (Materials)(b)	10,672,980

China – 28.2%
46,528,000	Agricultural Bank of China Ltd. Class H (Banks)	22,610,484
297,700	Alibaba Group Holding Ltd. ADR (Software & Services)*	55,738,371
128,500	Baidu, Inc. ADR (Software & Services)*	31,762,630
42,957,000	Bank of China Ltd. Class H (Banks)	20,293,592
3,853,000	Bank of Communications Co. Ltd. Class H (Banks)	2,789,314
778,500	Beijing Enterprises Holdings Ltd. (Utilities)	3,798,138
7,030,000	China CITIC Bank Corp. Ltd. Class H (Banks)	4,524,672
900,000	China Communications Services Corp. Ltd. Class H (Telecommunication Services)	570,561
5,216,554	China Construction Bank Corp. Class A (Banks)	5,378,480
12,581,000	China Construction Bank Corp. Class H (Banks)	11,502,598
2,536,000	China Foods Ltd. (Food, Beverage & Tobacco)	1,324,471
483,000	China Lilang Ltd. (Consumer Durables & Apparel)	590,094

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
8,213,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 14,064,506
1,449,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	4,496,689
7,228,500	China Merchants Bank Co. Ltd. Class H (Banks)	28,352,111
424,300	China Minsheng Banking Corp. Ltd. Class H (Banks)	315,479
1,500,000	China Mobile Ltd. (Telecommunication Services)	13,550,122
23,128,000	China Petroleum & Chemical Corp. Class H (Energy)	22,231,627
162,000	China Resources Beer Holdings Co. Ltd. (Food, Beverage & Tobacco)	729,985
628,000	China Resources Cement Holdings Ltd. (Materials)	717,945
7,875,000	China SCE Property Holdings Ltd. (Real Estate)	3,527,629
10,257,000	China Shenhua Energy Co. Ltd. Class H (Energy)	23,255,998
1,386,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,749,177
2,210,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	888,897
5,112,700	China Vanke Co. Ltd. Class H (Real Estate)	16,369,299
15,620,000	CNOOC Ltd. (Energy)	26,168,937
573,000	Consun Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	436,565
4,003,000	Country Garden Holdings Co. Ltd. (Real Estate)	6,238,192
2,339,000	Daqin Railway Co. Ltd. Class A (Transportation)	3,073,490
1,860,000	ENN Energy Holdings Ltd. (Utilities)	18,911,950
11,174,000	Fosun International Ltd. (Capital Goods)	20,487,106
882,500	Heilan Home Co. Ltd. Class A (Consumer Durables & Apparel)	1,507,581
615,000	Hengan International Group Co. Ltd. (Household & Personal Products)	5,478,389
71,363,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	53,034,400
1,058,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	1,286,981
1,138,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)*	1,241,454

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
451,040	Livzon Pharmaceutical Group, Inc. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,125,133
210,000	Logan Property Holdings Co. Ltd. (Real Estate)	264,511
423,000	Longfor Group Holdings Ltd. (Real Estate)	1,193,391
2,017,000	Lonking Holdings Ltd. (Capital Goods)	926,895
3,297,000	Luye Pharma Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	3,211,407
9,850,000	PetroChina Co. Ltd. Class H (Energy)	7,501,230
3,259,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	3,682,465
1,007,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	9,379,101
1,214,000	Shanghai Industrial Holdings Ltd. (Capital Goods)	2,833,993
6,609,000	Shimao Property Holdings Ltd. (Real Estate)	18,796,216
651,000	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	2,811,728
604,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Materials)	363,176
1,159,000	Sinotrans Ltd. Class H (Transportation)	537,423
206,300	TAL Education Group ADR (Consumer Services)*	6,599,537
2,345,200	Tencent Holdings Ltd. (Software & Services)	106,740,365
514,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	1,187,909
3,253,000	Weichai Power Co. Ltd. Class H (Capital Goods)	3,979,833
476,500	Xtep International Holdings Ltd. (Consumer Durables & Apparel)	299,625
132,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H (Technology Hardware & Equipment)*(c)	513,194
173,600	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(c)	845,911
3,528,000	Yuzhou Properties Co. Ltd. (Real Estate)	1,998,936
4,300	YY, Inc. ADR (Software & Services)*	400,889

		605,190,782

Shares	Description	Value
Common Stocks – (continued)
Colombia – 0.9%
878,264	Ecopetrol SA ADR (Energy)(b)	$ 18,768,502
78,959	Interconexion Electrica SA ESP (Utilities)	387,897

		19,156,399

Greece – 0.2%
100,969	Motor Oil Hellas Corinth Refineries SA (Energy)	2,144,117
111,173	OPAP SA (Consumer Services)	1,241,239

		3,385,356

Hong Kong – 1.5%
227,600	China Gas Holdings Ltd. (Utilities)	923,304
789,000	Haier Electronics Group Co. Ltd. (Consumer Durables & Apparel)*	2,307,461
8,585,000	Lee & Man Paper Manufacturing Ltd. (Materials)	8,365,046
8,413,000	Nine Dragons Paper Holdings Ltd. (Materials)	10,434,934
7,177,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,830,468

		31,861,213

Hungary – 0.1%
314,077	MOL Hungarian Oil & Gas plc (Energy)	3,077,292

India – 10.6%
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	2,467,178
29,109	Cyient Ltd. (Software & Services)	299,426
216,071	Dabur India Ltd. (Household & Personal Products)	1,329,195
2,460,403	GAIL India Ltd. (Utilities)	13,477,783
331,462	Godrej Consumer Products Ltd. (Household & Personal Products)	6,372,571
47,015	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Materials)	286,887
2,457,610	HCL Technologies Ltd. (Software & Services)	34,622,131
364,759	Hexaware Technologies Ltd. (Software & Services)	2,480,313
21,021	Hindustan Unilever Ltd. (Household & Personal Products)	531,492
2,317,619	Infosys Ltd. ADR (Software & Services)	46,769,551
1,615,433	JSW Steel Ltd. (Materials)	7,803,646
332,920	Jubilant Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,593,763
1,348,968	KPIT Technologies Ltd. (Software & Services)	5,859,987

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
463,018	Mindtree Ltd. (Software & Services)	$ 6,307,648
290,485	Mphasis Ltd. (Software & Services)	4,882,812
1,773	Nestle India Ltd. (Food, Beverage & Tobacco)	272,437
526,777	NIIT Technologies Ltd. (Software & Services)	9,448,607
181,074	NMDC Ltd. (Materials)	278,361
2,124,676	Oil & Natural Gas Corp. Ltd. (Energy)	5,133,490
182,511	Oil India Ltd. (Energy)	557,094
17,880	Page Industries Ltd. (Consumer Durables & Apparel)	7,584,679
1,442,296	Tata Consultancy Services Ltd. (Software & Services)	40,841,105
643,689	Tech Mahindra Ltd. (Software & Services)	6,397,548
610,184	Titan Co. Ltd. (Consumer Durables & Apparel)	8,126,398
259,827	VIP Industries Ltd. (Consumer Durables & Apparel)	1,835,636
221,800	WNS Holdings Ltd. ADR (Software & Services)*	10,792,788

		228,352,526

Indonesia – 1.8%
5,990,200	Adaro Energy Tbk. PT (Energy)	792,587
18,565,800	Bank Mandiri Persero Tbk. PT (Banks)	8,571,804
23,297,700	Bank Negara Indonesia Persero Tbk. PT (Banks)	11,980,439
55,529,200	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	11,831,003
9,807,800	Bukit Asam Tbk. PT (Energy)	3,052,822
1,406,000	Indo Tambangraya Megah Tbk. PT (Energy)	2,778,746

		39,007,401

Luxembourg – 0.4%
234,300	Ternium SA ADR (Materials)	8,493,375

Malaysia – 1.6%
318,900	Bursa Malaysia Bhd. (Diversified Financials)	613,932
2,566,500	Genting Malaysia Bhd. (Consumer Services)	3,199,355
3,056,300	Hartalega Holdings Bhd. (Health Care Equipment & Services)	4,630,909
1,475,300	IOI Corp. Bhd. (Food, Beverage & Tobacco)	1,679,465
3,694,400	Malaysia Airports Holdings Bhd. (Transportation)	8,418,091
147,500	Padini Holdings Bhd. (Retailing)	217,712
4,678,200	Supermax Corp. Bhd. (Health Care Equipment & Services)	5,048,204
3,107,700	Top Glove Corp. Bhd. (Health Care Equipment & Services)	7,761,817
1,856,700	Westports Holdings Bhd. (Transportation)	1,694,258

		33,263,743

Shares	Description	Value
Common Stocks – (continued)
Mexico – 3.2%
3,193,800	Grupo Financiero Banorte SAB de CV Class O (Banks)	$ 22,270,191
2,947,420	Grupo Mexico SAB de CVSeries B (Materials)	9,267,149
12,870,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	37,587,810

		69,125,150

Philippines – 0.1%
2,074,000	Semirara Mining & Power Corp. (Energy)	1,238,034

Poland – 1.2%
7,756	CD Projekt SA (Software & Services)*	419,346
146,193	Grupa Lotos SA (Energy)	2,611,718
261	LPP SA (Consumer Durables & Apparel)	640,964
77,072	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	879,521
1,922,578	Powszechny Zaklad Ubezpieczen SA (Insurance)	22,112,321

		26,663,870

Russia – 5.3%
811,963	Evraz plc (Materials)	5,923,487
693,625	Gazprom PJSC ADR (Energy)	3,149,057
80,225	Globaltrans Investment plc GDR (Transportation)	922,588
625,248	LUKOIL PJSC ADR (Energy)	44,705,232
9,959,900	Magnitogorsk Iron & Steel Works PJSC (Materials)	7,370,693
418,794	Novolipetsk Steel PJSC GDR (Materials)	10,822,617
6,888,750	Sberbank of Russia PJSC (Banks)	23,607,164
442,480	Severstal PJSC GDR (Materials)	7,220,288
146,490	Tatneft PJSC ADR (Energy)(b)	10,166,406

		113,887,532

South Africa – 5.1%
351,175	African Rainbow Minerals Ltd. (Materials)	3,027,559
26,376	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	510,942
35,931	Assore Ltd. (Materials)	750,410
31,137	Astral Foods Ltd. (Food, Beverage & Tobacco)	690,488
254,796	Clicks Group Ltd. (Food & Staples Retailing)	3,739,634

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
50,552	Exxaro Resources Ltd. (Energy)	$ 498,114
669,257	Growthpoint Properties Ltd. (REIT)	1,329,111
194,214	Kumba Iron Ore Ltd. (Materials)	4,296,852
350,358	Mr Price Group Ltd. (Retailing)	6,250,320
167,259	Naspers Ltd. Class N (Media)	41,173,953
593,220	Nedbank Group Ltd. (Banks)	12,275,927
876,177	Netcare Ltd. (Health Care Equipment & Services)	1,796,884
3,059,883	Old Mutual Ltd. (Insurance)*	7,008,625
1,642,240	Standard Bank Group Ltd. (Banks)	25,393,476

		108,742,295

South Korea – 14.2%
49,158	BH Co. Ltd. (Technology Hardware & Equipment)*	1,090,178
8,758	Caregen Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	578,234
32,754	Cell Biotech Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	983,979
153,120	Cheil Worldwide, Inc. (Media)	2,768,726
32,661	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	3,057,539
12,605	CJ ENM Co. Ltd. (Retailing)	2,617,534
28,245	Dae Hwa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	607,824
10,453	Dentium Co. Ltd. (Health Care Equipment & Services)	852,609
16,804	Douzone Bizon Co. Ltd. (Software & Services)	815,391
10,011	F&F Co. Ltd. (Consumer Durables & Apparel)	701,037
110,732	Fila Korea Ltd. (Consumer Durables & Apparel)	3,144,176
123,417	Hana Financial Group, Inc. (Banks)	4,962,308
89,667	Handsome Co. Ltd. (Consumer Durables & Apparel)	3,025,906
82,775	Hotel Shilla Co. Ltd. (Retailing)	7,401,731
96,007	Huons Global Co. Ltd. (Health Care Equipment & Services)	4,730,766
105,986	InBody Co. Ltd. (Health Care Equipment & Services)	2,399,844
273,234	KB Financial Group, Inc. (Banks)	13,132,575
185,558	Korea Gas Corp. (Utilities)*	9,669,850

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
10,889	Korea Investment Holdings Co. Ltd. (Diversified Financials)	$ 697,608
38,169	Kumho Petrochemical Co. Ltd. (Materials)	3,868,476
82,587	LF Corp. (Consumer Durables & Apparel)	2,032,715
51,644	LG Electronics, Inc. (Consumer Durables & Apparel)	3,461,592
5,377	LG Household & Health Care Ltd. (Household & Personal Products)	5,822,843
10,812	Medy-Tox, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,949,711
167,735	Meritz Fire & Marine Insurance Co. Ltd. (Insurance)	2,760,174
42,608	Naturecell Co. Ltd. (Food, Beverage & Tobacco)*(b)	275,403
31,343	NICE Information Service Co. Ltd. (Commercial & Professional Services)	284,370
97,493	POSCO (Materials)	28,693,684
5,656	Samjin Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	232,675
18,765	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	2,583,050
2,691,024	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	111,705,108
48,894	Samsung SDS Co. Ltd. (Software & Services)	9,170,597
39,189	Shinsegae, Inc. (Retailing)	11,629,762
630,472	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	48,729,438
126,401	Whanin Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,388,804
31,658	Youngone Corp. (Consumer Durables & Apparel)	855,190

		304,681,407

Taiwan – 10.3%
3,014,000	Acer, Inc. (Technology Hardware & Equipment)*	2,470,128
334,653	Acter Co. Ltd. (Capital Goods)	2,456,092
1,032,000	Arcadyan Technology Corp. (Technology Hardware & Equipment)	2,467,163
4,552,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	5,687,174

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
204,000	Career Technology MFG. Co. Ltd. (Technology Hardware & Equipment)	$ 365,189
14,962,000	Cathay Financial Holding Co. Ltd. (Insurance)	25,803,427
4,771,000	China Development Financial Holding Corp. (Banks)	1,747,682
270,000	China Synthetic Rubber Corp. (Materials)	424,393
8,441,000	Compeq Manufacturing Co. Ltd. (Technology Hardware & Equipment)	8,406,644
5,137,000	CTBC Financial Holding Co. Ltd. (Banks)	3,485,413
2,197,000	Far Eastern Department Stores Ltd. (Retailing)	1,274,966
301,000	Formosa Chemicals & Fibre Corp. (Materials)	1,187,486
2,355,000	Formosa Plastics Corp. (Materials)	8,672,041
4,021,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	6,671,014
3,479,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	7,003,742
1,314,000	Grand Pacific Petrochemical (Materials)	1,230,220
1,098,000	Greatek Electronics, Inc. (Semiconductors & Semiconductor Equipment)	1,909,808
595,000	Holy Stone Enterprise Co. Ltd. (Technology Hardware & Equipment)	4,190,265
992,000	Huaku Development Co. Ltd. (Real Estate)	2,119,960
840,000	Kinik Co. (Capital Goods)	1,888,954
1,392,000	Lien Hwa Industrial Corp. (Food, Beverage & Tobacco)	1,797,624
877,000	Makalot Industrial Co. Ltd. (Consumer Durables & Apparel)	3,900,541
5,143,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	17,689,039
214,000	Nan Ya Plastics Corp. (Materials)	594,640
781,000	President Chain Store Corp. (Food & Staples Retailing)	8,604,041
484,000	Ruentex Industries Ltd. (Consumer Durables & Apparel)*	928,224
320,000	St Shine Optical Co. Ltd. (Health Care Equipment & Services)	7,058,365
1,101,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	45,380,452
205,000	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	680,490

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
9,483,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	$ 25,084,369
4,427,000	WPG Holdings Ltd. (Technology Hardware & Equipment)*	6,149,174
341,019	Yageo Corp. (Technology Hardware & Equipment)	8,729,053
11,646,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	5,372,178

		221,429,951

Thailand – 3.9%
3,151,100	Airports of Thailand PCL (Transportation)	6,280,834
157,000	Bumrungrad Hospital PCL (Health Care Equipment & Services)	856,965
6,686,800	CP All PCL (Food & Staples Retailing)	15,124,187
108,800	Electricity Generating PCL (Utilities)	755,304
2,723,200	Esso Thailand PCL (Energy)	1,170,017
163,700	Glow Energy PCL (Utilities)	460,553
1,265,300	Home Product Center PCL (Retailing)	560,241
50,223,600	IRPC PCL (Energy)	9,744,861
293,400	Kiatnakin Bank PCL (Banks)	639,869
1,410,800	Krungthai Card PCL (Diversified Financials)	1,223,422
6,300,697	PTT Global Chemical PCL (Materials)	15,509,465
15,219,700	PTT PCL (Energy)	23,330,469
2,934,100	Thai Oil PCL (Energy)	7,079,932
280,600	Thai Vegetable Oil PCL (Food, Beverage & Tobacco)	246,695
371,700	Thanachart Capital PCL (Banks)	573,308

		83,556,122

Turkey – 1.0%
4,028,042	Eregli Demir ve Celik Fabrikalari TAS (Materials)	9,039,127
2,476,850	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (Materials)*	2,209,217
3,725,629	Turkcell Iletisim Hizmetleri A/S (Telecommunication Services)	9,790,525

		21,038,869

United Arab Emirates – 0.0%
357,327	Abu Dhabi Commercial Bank PJSC (Banks)	688,748

United Kingdom – 1.1%
823,372	Mondi Ltd. (Materials)	22,560,165

TOTAL COMMON STOCKS (Cost $1,974,397,378)		$2,106,472,795

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
783	1.832%	$ 783
(Cost $783)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,974,398,161)		$2,106,473,578

Securities Lending Reinvestment Vehicle(d) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,689,740	1.832%	$ 24,689,740
(Cost $24,689,740)

TOTAL INVESTMENTS – 99.4% (Cost $1,999,087,901)		$2,131,163,318

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		13,214,478

NET ASSETS – 100.0%		$2,144,377,796

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,359,105, which represents approximately 0.1% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Australia – 8.7%
53,772	ALS Ltd. (Commercial & Professional Services)	$ 297,930
64,875	Altium Ltd. (Software & Services)	985,889
140,975	Ansell Ltd. (Health Care Equipment & Services)	3,021,490
495,647	Aristocrat Leisure Ltd. (Consumer Services)	11,872,207
303,719	ASX Ltd. (Diversified Financials)	14,831,102
3,965,255	Beach Energy Ltd. (Energy)	5,626,038
536,272	BHP Billiton plc (Materials)	12,341,622
39,707	BlueScope Steel Ltd. (Materials)	521,745
78,401	carsales.com Ltd. (Software & Services)	812,928
65,525	Cochlear Ltd. (Health Care Equipment & Services)	9,904,438
996,074	Crown Resorts Ltd. (Consumer Services)	10,003,435
6,790	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	993,421
197,702	Flight Centre Travel Group Ltd. (Consumer Services)(a)	9,997,865
1,184,980	Goodman Group (REIT)	8,495,051
408,098	Iluka Resources Ltd. (Materials)	3,478,238
931,347	Insurance Australia Group Ltd. (Insurance)	5,567,661
1,556,028	Medibank Pvt Ltd. (Insurance)	3,598,753
2,221,873	Metcash Ltd. (Food & Staples Retailing)	4,343,864
248,158	Nine Entertainment Co. Holdings Ltd. (Media)(a)	413,392
1,381,046	Origin Energy Ltd. (Energy)*	10,020,519
2,716,492	Qantas Airways Ltd. (Transportation)	13,577,398
174,807	REA Group Ltd. (Media)	11,286,302
153,112	Rio Tinto Ltd. (Materials)	9,253,656
1,726,511	Santos Ltd. (Energy)*	8,178,100
124,353	SEEK Ltd. (Commercial & Professional Services)	1,977,986
242,306	SmartGroup Corp. Ltd. (Commercial & Professional Services)	2,188,035
1,221,165	South32 Ltd. (Materials)	3,249,992
143,440	SpeedCast International Ltd. (Telecommunication Services)	660,813
209,742	Super Retail Group Ltd. (Retailing)	1,441,346
686,320	Wesfarmers Ltd. (Food & Staples Retailing)	25,234,902
2,410,782	Whitehaven Coal Ltd. (Energy)	9,744,195
880,708	Woolworths Group Ltd. (Food & Staples Retailing)	19,703,074

		223,623,387

Austria – 0.3%
130,468	OMV AG (Energy)	7,373,157

Shares	Description	Value
Common Stocks – (continued)
Belgium – 0.8%
190,986	KBC Group NV (Banks)	$ 14,661,722
81,689	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	7,023,187

		21,684,909

China – 0.8%
611,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,896,119
775,000	ENN Energy Holdings Ltd. (Utilities)	7,879,979
1,876,000	Fosun International Ltd. (Capital Goods)	3,439,575
1,000,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	2,311,108
766,000	Towngas China Co. Ltd. (Utilities)*	761,562
668,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	773,508
4,800,500	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	3,346,005

		20,407,856

Denmark – 1.7%
95,464	Carlsberg A/S Class B (Food, Beverage & Tobacco)	11,516,587
16,789	DSV A/S (Transportation)	1,406,554
80,626	GN Store Nord A/S (Health Care Equipment & Services)	3,846,031
38,472	Jyske Bank A/S (Registered) (Banks)	2,179,032
327,567	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	16,295,576
68,443	Pandora A/S (Consumer Durables & Apparel)	4,860,294
8,548	Royal Unibrew A/S (Food, Beverage & Tobacco)	711,981
6,297	SimCorp A/S (Software & Services)	538,040
31,441	Sydbank A/S (Banks)	1,166,865

		42,520,960

Faroe Islands – 0.1%
41,779	Bakkafrost P/F (Food, Beverage & Tobacco)	2,567,237

Finland – 0.8%
219,908	Metsa Board OYJ (Materials)	2,279,842
488,021	Nokia OYJ (Technology Hardware & Equipment)	2,648,811
12,361	Tieto OYJ (Software & Services)	384,436
403,908	UPM-Kymmene OYJ (Materials)	14,327,693

		19,640,782

France – 6.4%
108,513	Arkema SA (Materials)	13,588,319
102,483	AXA SA (Insurance)	2,582,282

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
300,785	BNP Paribas SA (Banks)	$ 19,511,871
51,041	Bureau Veritas SA (Commercial & Professional Services)	1,313,054
11,857	Capgemini SE (Software & Services)	1,516,906
119,143	Cie de Saint-Gobain (Capital Goods)	5,296,897
4,003	Eiffage SA (Capital Goods)	447,338
148,658	Faurecia SA (Automobiles & Components)	10,098,075
23,422	Hermes International (Consumer Durables & Apparel)	14,823,695
34,296	Kering SA (Consumer Durables & Apparel)	18,227,819
45,773	Rubis SCA (Utilities)	2,699,608
142,296	Safran SA (Capital Goods)	17,645,236
270,497	Schneider Electric SE (Capital Goods)	21,711,673
7,103	Sopra Steria Group (Software & Services)	1,256,388
89,990	Teleperformance (Commercial & Professional Services)	16,480,029
11,623	Ubisoft Entertainment SA (Software & Services)*	1,281,087
672,811	Vivendi SA (Media)	17,431,919

		165,912,196

Germany – 8.6%
95,915	adidas AG (Consumer Durables & Apparel)	21,206,190
112,057	Allianz SE (Registered) (Insurance)	24,793,133
17,170	Aurubis AG (Materials)	1,405,417
292,088	BASF SE (Materials)	27,999,127
19,574	CANCOM SE (Software & Services)	1,059,624
38,779	Continental AG (Automobiles & Components)	8,936,859
196,483	Covestro AG (Materials)(b)	18,869,577
186,220	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	18,166,538
152,956	HUGO BOSS AG (Consumer Durables & Apparel)	13,792,278
755,331	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	20,003,261
29,471	Jenoptik AG (Technology Hardware & Equipment)	1,185,562
56,621	Linde AG (Materials)	14,002,199
16,995	Nemetschek SE (Software & Services)	2,361,630
535,561	ProSiebenSat.1 Media SE (Media)	14,454,719
562	Puma SE (Consumer Durables & Apparel)	282,088
32,283	Siemens AG (Registered) (Capital Goods)	4,556,392
15,556	Siltronic AG (Semiconductors & Semiconductor Equipment)	2,713,178

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
110,493	Software AG (Software & Services)	$ 5,215,616
119,256	Wirecard AG (Software & Services)	22,309,697

		223,313,085

Hong Kong – 4.1%
4,804,000	AIA Group Ltd. (Insurance)	42,052,081
1,954,500	CK Asset Holdings Ltd. (Real Estate)	14,968,509
707,500	CLP Holdings Ltd. (Utilities)	8,087,394
788,000	Galaxy Entertainment Group Ltd. (Consumer Services)	6,348,624
619,300	Hong Kong & China Gas Co. Ltd. (Utilities)	1,264,589
659,700	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	19,550,562
940,000	Li & Fung Ltd. (Consumer Durables & Apparel)	318,764
830,000	Melco International Development Ltd. (Consumer Services)	2,360,899
484,000	Shangri-La Asia Ltd. (Consumer Services)	794,310
456,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	266,501
368,000	Value Partners Group Ltd. (Diversified Financials)	287,409
3,439,500	WH Group Ltd. (Food, Beverage & Tobacco)(b)	2,769,190
895,000	Wheelock & Co. Ltd. (Real Estate)	6,353,949

		105,422,781

Ireland – 0.0%
10,471	Paddy Power Betfair plc (Consumer Services)	1,141,778

Italy – 2.7%
212,700	Enav SpA (Transportation)(b)	1,095,525
938,435	Enel SpA (Utilities)	5,227,954
1,664,757	Eni SpA (Energy)	32,044,140
4,678,227	Intesa Sanpaolo SpA (Banks)	14,337,079
66,399	Mediobanca Banca di Credito Finanziario SpA (Banks)	687,538
187,488	Moncler SpA (Consumer Durables & Apparel)	8,263,280
16,339	Reply SpA (Software & Services)	1,103,615
417,504	Saras SpA (Energy)	999,598
31,383	Technogym SpA (Consumer Durables & Apparel)(b)	341,679
328,921	UniCredit SpA (Banks)	5,807,809

		69,908,217

Japan – 26.0%
111,400	Adastria Co. Ltd. (Retailing)(a)	1,409,458
264,400	AEON Financial Service Co. Ltd. (Diversified Financials)	5,459,160
230,800	AGC, Inc. (Capital Goods)	9,673,891
100,000	Aisin Seiki Co. Ltd. (Automobiles & Components)	4,664,204
126,600	Aozora Bank Ltd. (Banks)	4,730,865

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
230,300	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	$ 11,193,684
1,314,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	21,443,919
107,300	Benesse Holdings, Inc. (Consumer Services)	3,909,110
843,100	Concordia Financial Group Ltd. (Banks)	4,533,041
7,600	Cosmo Energy Holdings Co. Ltd. (Energy)	268,216
310,100	Credit Saison Co. Ltd. (Diversified Financials)	4,841,127
174,200	Daiwa House Industry Co. Ltd. (Real Estate)	6,352,299
224,200	Dentsu, Inc. (Media)	9,414,320
20,600	Don Quijote Holdings Co. Ltd. (Retailing)	962,929
57,000	Ebara Corp. (Capital Goods)	1,729,228
143,100	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,319,797
108,400	Fancl Corp. (Household & Personal Products)	5,692,813
22,600	Fuji Corp. (Capital Goods)	400,064
93,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	3,859,193
2,694,000	Fujitsu Ltd. (Software & Services)	18,360,756
941,000	Fukuoka Financial Group, Inc. (Banks)	5,150,269
161,700	Gree, Inc. (Software & Services)	896,272
18,900	Heiwa Corp. (Consumer Durables & Apparel)	423,949
174,300	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	5,605,867
3,047,000	Hitachi Ltd. (Technology Hardware & Equipment)	21,300,852
26,900	Horiba Ltd. (Technology Hardware & Equipment)	1,856,763
259,500	Hoya Corp. (Health Care Equipment & Services)	15,615,347
75,900	Isetan Mitsukoshi Holdings Ltd. (Retailing)	917,237
88,500	J Front Retailing Co. Ltd. (Retailing)	1,297,334
26,800	Jafco Co. Ltd. (Diversified Financials)	981,147
29,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	501,664
470,400	Japan Exchange Group, Inc. (Diversified Financials)	8,367,611
306,600	JFE Holdings, Inc. (Materials)	6,230,203
278,400	JTEKT Corp. (Capital Goods)	4,037,331
2,688,700	JXTG Holdings, Inc. (Energy)	19,711,938

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
246,900	Kansai Electric Power Co., Inc. (The) (Utilities)	$ 3,514,735
26,600	Kato Works Co. Ltd. (Capital Goods)	718,735
453,500	KDDI Corp. (Telecommunication Services)	12,624,018
69,800	Kewpie Corp. (Food, Beverage & Tobacco)	1,735,932
531,200	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	13,599,469
54,500	KLab, Inc. (Software & Services)(a)	628,140
70,100	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	5,851,969
189,900	Konami Holdings Corp. (Software & Services)	8,934,578
3,100	Kose Corp. (Household & Personal Products)	594,203
21,200	KYB Corp. (Automobiles & Components)	996,029
326,300	Kyocera Corp. (Technology Hardware & Equipment)	18,990,756
214,900	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,083,167
99,300	Kyushu Railway Co. (Transportation)	3,051,906
75,500	Link And Motivation, Inc. (Commercial & Professional Services)(a)	857,163
17,300	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	292,920
20,400	Mandom Corp. (Household & Personal Products)	637,602
158,200	Matsui Securities Co. Ltd. (Diversified Financials)	1,578,275
11,400	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	494,403
7,000	Meitec Corp. (Commercial & Professional Services)	347,698
6,500	Milbon Co. Ltd. (Household & Personal Products)	321,063
51,100	Miraca Holdings, Inc. (Health Care Equipment & Services)	1,485,078
1,156,600	Mitsubishi Chemical Holdings Corp. (Materials)	10,131,189
46,300	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	868,104
219,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,347,042
956,800	Mitsui & Co. Ltd. (Capital Goods)	16,036,004
6,760,800	Mizuho Financial Group, Inc. (Banks)	11,752,231
112,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	3,445,838

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
43,700	NET One Systems Co. Ltd. (Software & Services)	$ 953,807
176,300	Nihon M&A Center, Inc. (Commercial & Professional Services)	4,704,560
25,900	Nintendo Co. Ltd. (Software & Services)	8,759,045
14,600	Nippon Carbon Co. Ltd. (Capital Goods)	840,497
388,400	Nippon Light Metal Holdings Co. Ltd. (Materials)	877,415
145,900	Nippon Paper Industries Co. Ltd. (Materials)	2,390,366
34,000	Nippon Shokubai Co. Ltd. (Materials)	2,430,846
34,100	Nishi-Nippon Financial Holdings, Inc. (Banks)	407,432
8,500	Nitto Denko Corp. (Materials)	616,727
22,900	Noevir Holdings Co. Ltd. (Household & Personal Products)	1,506,737
12,600	Nomura Research Institute Ltd. (Software & Services)	605,524
113,300	North Pacific Bank Ltd. (Banks)	407,931
158,600	Obayashi Corp. (Capital Goods)	1,655,811
21,800	Obic Co. Ltd. (Software & Services)	1,872,780
63,000	OKUMA Corp. (Capital Goods)	3,557,379
1,175,100	ORIX Corp. (Diversified Financials)	19,033,678
228,700	Osaka Gas Co. Ltd. (Utilities)	4,401,392
48,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,225,891
182,300	Panasonic Corp. (Consumer Durables & Apparel)	2,342,393
644,900	Persol Holdings Co. Ltd. (Commercial & Professional Services)	14,057,654
1,894,200	Rakuten, Inc. (Retailing)	13,353,259
3,093,900	Resona Holdings, Inc. (Banks)	17,597,239
98,600	Ricoh Co. Ltd. (Technology Hardware & Equipment)	962,591
17,600	Ryohin Keikaku Co. Ltd. (Retailing)	5,648,973
174,300	SAMTY Co. Ltd. (Real Estate)	3,084,256
41,000	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,615,691
832,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,918,100
53,000	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,505,602
13,100	SCSK Corp. (Software & Services)	619,422

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
758,700	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	$ 12,105,436
23,100	Seiko Holdings Corp. (Consumer Durables & Apparel)	508,156
473,200	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	19,325,436
334,700	Seven Bank Ltd. (Banks)	1,013,143
190,300	Shikoku Electric Power Co., Inc. (Utilities)	2,543,495
355,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,420,474
89,900	Shiseido Co. Ltd. (Household & Personal Products)	6,622,979
235,400	Sodick Co. Ltd. (Capital Goods)	2,149,769
211,800	SoftBank Group Corp. (Telecommunication Services)	17,690,006
173,400	Sony Financial Holdings, Inc. (Insurance)	3,332,137
118,000	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	6,331,695
387,700	Sumitomo Corp. (Capital Goods)	6,384,158
233,300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,527,523
166,100	Sumitomo Heavy Industries Ltd. (Capital Goods)	5,786,713
603,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	23,951,552
113,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	4,492,517
180,000	Suruga Bank Ltd. (Banks)	1,612,740
36,000	Systena Corp. (Software & Services)	440,260
188,800	Takara Holdings, Inc. (Food, Beverage & Tobacco)	2,205,937
80,900	Teijin Ltd. (Materials)	1,510,979
44,300	Terumo Corp. (Health Care Equipment & Services)	2,433,672
21,500	TIS, Inc. (Software & Services)	1,032,519
9,700	Tokio Marine Holdings, Inc. (Insurance)	461,487
69,000	Tokyo Dome Corp. (Consumer Services)	578,095
566,400	Tokyo Gas Co. Ltd. (Utilities)	13,834,555
96,300	Tosoh Corp. (Materials)	1,572,884
37,400	Toyota Motor Corp. (Automobiles & Components)	2,458,343
27,600	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	897,592
133,000	Uniden Holdings Corp. (Technology Hardware & Equipment)	393,372

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
31,900	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	$ 1,622,277
53,200	Will Group, Inc. (Commercial & Professional Services)	539,946
643,800	Yamaha Motor Co. Ltd. (Automobiles & Components)	16,996,297
79,500	Zenkoku Hosho Co. Ltd. (Diversified Financials)	3,498,853

		670,258,100

Luxembourg – 0.5%
380,937	ArcelorMittal (Materials)	12,209,102
2,380	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	1,297,293

		13,506,395

Netherlands – 6.4%
18,934	Euronext NV (Diversified Financials)(b)	1,175,116
1,746,942	ING Groep NV (Banks)	26,705,088
185,838	Koninklijke DSM NV (Materials)	19,806,593
477,874	Koninklijke Philips NV (Health Care Equipment & Services)	20,978,455
222,009	NN Group NV (Insurance)	9,807,724
49,009	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	4,672,518
268,728	Randstad NV (Commercial & Professional Services)	17,007,286
768,344	Royal Dutch Shell plc Class A (Energy)	26,317,877
656,524	Royal Dutch Shell plc Class B (Energy)	22,996,209
247,250	Wolters Kluwer NV (Commercial & Professional Services)	14,889,116

		164,355,982

New Zealand – 0.1%
519,102	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	3,707,534

Norway – 2.0%
227,714	Aker BP ASA (Energy)	8,136,442
1,019,081	DNB ASA (Banks)	20,520,974
478,003	DNO ASA (Energy)*	1,012,497
30,854	Kongsberg Gruppen ASA (Capital Goods)	626,601
92,438	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	726,971
397,425	Marine Harvest ASA (Food, Beverage & Tobacco)	8,690,169
35,380	Salmar ASA (Food, Beverage & Tobacco)	1,805,217
433,598	Telenor ASA (Telecommunication Services)	8,482,049
52,622	TGS NOPEC Geophysical Co. ASA (Energy)	2,006,285

		52,007,205

Shares	Description	Value
Common Stocks – (continued)
Portugal – 0.6%
744,651	Galp Energia SGPS SA (Energy)	$ 15,293,755
87,901	Navigator Co. SA (The) (Materials)	501,318

		15,795,073

Singapore – 2.1%
616,200	ComfortDelGro Corp. Ltd. (Transportation)	1,065,123
42,200	DBS Group Holdings Ltd. (Banks)	830,298
3,429,000	Genting Singapore Ltd. (Consumer Services)	3,224,094
358,200	Keppel Corp. Ltd. (Capital Goods)	1,810,661
3,064,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	26,107,017
865,500	Singapore Airlines Ltd. (Transportation)	6,280,370
534,900	Singapore Exchange Ltd. (Diversified Financials)	2,927,975
405,300	United Overseas Bank Ltd. (Banks)	8,059,586
405,400	Venture Corp. Ltd. (Technology Hardware & Equipment)	4,985,043

		55,290,167

Spain – 3.7%
158,209	ACS Actividades de Construccion y Servicios SA (Capital Goods)	6,933,798
34,720	Aena SME SA (Transportation)(b)	6,304,273
3,188,824	Banco Bilbao Vizcaya Argentaria SA (Banks)	23,360,232
1,971,869	CaixaBank SA (Banks)	9,072,328
135,620	Enagas SA (Energy)	3,791,473
55,168	Ence Energia y Celulosa SA (Materials)	520,383
387,744	Endesa SA (Utilities)	8,966,421
547,057	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	15,886,090
793,648	Merlin Properties Socimi SA (REIT)	11,723,435
463,423	Repsol SA (Energy)	9,191,986

		95,750,419

Sweden – 1.3%
144,379	Atlas Copco AB Class B (Capital Goods)*	3,783,800
95,217	Axfood AB (Food & Staples Retailing)	1,927,746
42,145	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	530,027
31,266	Dustin Group AB (Retailing)(b)	321,800
455,613	Elekta AB Class B (Health Care Equipment & Services)	6,396,890

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
72,602	Holmen AB Class B (Materials)	$ 1,616,068
114,893	Lundin Petroleum AB (Energy)	3,788,207
110,686	NetEnt AB (Software & Services)*	473,205
75,216	SKF AB Class B (Capital Goods)	1,544,213
910,845	SSAB AB Class B (Materials)	3,615,002
119,083	Swedish Match AB (Food, Beverage & Tobacco)	6,509,944
155,232	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	4,199,523

		34,706,425

Switzerland – 5.4%
175,275	Adecco Group AG (Registered) (Commercial & Professional Services)	10,775,421
4,140	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	585,366
49,596	GAM Holding AG (Diversified Financials)*	501,443
541	Georg Fischer AG (Registered) (Capital Goods)	698,024
331,977	Logitech International SA (Registered) (Technology Hardware & Equipment)	14,600,163
20,547	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	6,324,726
96,273	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,079,399
199,273	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	3,096,181
8,474	Oriflame Holding AG (Household & Personal Products)	281,841
118,610	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	29,136,132
34,759	Sonova Holding AG (Registered) (Health Care Equipment & Services)	6,408,216
561,470	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	12,125,123
27,216	Swatch Group AG (The) (Consumer Durables & Apparel)	12,181,631
1,225	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	310,800

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
99,209	Temenos AG (Registered) (Software & Services)*	$ 15,967,836
61,185	Zurich Insurance Group AG (Insurance)*	18,762,414

		139,834,716

United Kingdom – 12.9%
614,245	3i Group plc (Diversified Financials)	7,628,788
63,452	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,230,306
202,571	Ashtead Group plc (Capital Goods)	6,218,812
183,370	Barratt Developments plc (Consumer Durables & Apparel)	1,284,308
102,269	Bellway plc (Consumer Durables & Apparel)	3,909,526
870,686	boohoo Group plc (Retailing)*	2,292,435
937,683	BP plc ADR (Energy)(c)	42,280,127
632,558	Burberry Group plc (Consumer Durables & Apparel)	17,472,474
24,907	Clinigen Group plc (Pharmaceuticals, Biotechnology & Life Sciences)	328,771
48,537	Daily Mail & General Trust plc Class A (Media)	474,938
6,873	Derwent London plc (REIT)	281,320
687,383	Diageo plc (Food, Beverage & Tobacco)	25,218,364
1,759,181	Direct Line Insurance Group plc (Insurance)	7,937,156
517,070	Experian plc (Commercial & Professional Services)	12,695,207
54,942	Fevertree Drinks plc (Food, Beverage & Tobacco)	2,483,963
411,088	Fiat Chrysler Automobiles NV (Automobiles & Components)*	7,009,553
415,922	Genel Energy plc (Energy)*(a)	1,476,709
343,720	Great Portland Estates plc (REIT)	3,223,635
96,798	Halma plc (Technology Hardware & Equipment)	1,785,658
777,949	HSBC Holdings plc (Banks)	7,449,877
280,495	Imperial Brands plc (Food, Beverage & Tobacco)	10,742,322
1,494,586	International Consolidated Airlines Group SA (Transportation)	13,903,076
224,911	Intertek Group plc (Commercial & Professional Services)	17,350,181
3,213,117	Legal & General Group plc (Insurance)	11,057,405
1,597,952	Lloyds Banking Group plc (Banks)	1,309,807
601,701	Mondi plc (Materials)	16,544,068
441,450	National Grid plc (Utilities)	4,715,997
209,665	Next plc (Retailing)	16,323,334
1,403,515	Pearson plc (Media)	16,999,510

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
229,407	Persimmon plc (Consumer Durables & Apparel)	$ 7,461,370
369,974	Prudential plc (Insurance)	8,728,996
914,539	RELX NV (Commercial & Professional Services)	19,890,033
442,424	Smith & Nephew plc (Health Care Equipment & Services)	7,660,159
108,080	Smiths Group plc (Capital Goods)	2,284,102
11,312	Spectris plc (Technology Hardware & Equipment)	343,592
155,229	SSP Group plc (Consumer Services)	1,389,042
702,516	Tate & Lyle plc (Food, Beverage & Tobacco)	5,745,882
31,298	Unilever plc ADR (Household & Personal Products)	1,784,299
44,403	Victrex plc (Materials)	1,839,767
553,303	Vodafone Group plc ADR (Telecommunication Services)(c)	13,583,589

		332,338,458

United States – 0.5%
221,773	Carnival plc ADR (Consumer Services)(a)(c)	13,057,994

TOTAL COMMON STOCKS (Cost $2,417,871,168)		$2,494,124,813

Shares	Distribution Rate	Value
Investment Company(d) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,621,870	1.832%	$ 26,621,870
(Cost $26,621,870)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,444,493,038)		$2,520,746,683

Securities Lending Reinvestment Vehicle(d) – 0.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,119,451	1.832%	$ 22,119,451
(Cost $22,119,451)

TOTAL INVESTMENTS – 98.4% (Cost $2,466,612,489)		$2,542,866,134

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		40,136,216

NET ASSETS – 100.0%		$2,583,002,350

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $30,877,160, which represents approximately 1.2% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	467	09/21/2018	$19,249,547	$466,338
FTSE 100 Index	90	09/21/2018	9,099,515	197,352
Hang Seng Index	5	08/30/2018	905,524	(5,076)
MSCI Singapore Index	22	08/30/2018	596,158	7,456
SPI 200 Index	31	09/20/2018	3,580,239	63,070
TOPIX Index	53	09/13/2018	8,285,472	54,664

Total Futures Contracts				$783,804

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Australia – 8.1%
1,173,537	Accent Group Ltd. (Retailing)	$ 1,248,430
3,788,077	ALS Ltd. (Commercial & Professional Services)	20,988,312
1,658,915	Altium Ltd. (Software & Services)	25,210,118
1,445,892	Ansell Ltd. (Health Care Equipment & Services)	30,989,521
22,891,202	Beach Energy Ltd. (Energy)	32,478,812
202,894	BWP Trust (REIT)	499,423
1,143,787	carsales.com Ltd. (Software & Services)	11,859,747
522,497	Charter Hall Group (REIT)	2,600,661
871,511	CSR Ltd. (Materials)	2,750,196
215,745	DuluxGroup Ltd. (Materials)	1,227,669
2,185,454	Evolution Mining Ltd. (Materials)	4,532,021
286,057	Genworth Mortgage Insurance Australia Ltd. (Banks)	571,991
1,031,540	IDP Education Ltd. (Consumer Services)	7,495,222
3,727,433	Iluka Resources Ltd. (Materials)	31,769,081
2,237,826	Inghams Group Ltd. (Food, Beverage & Tobacco)(a)	6,103,260
1,332,837	Investa Office Fund (REIT)	5,110,869
462,462	JB Hi-Fi Ltd. (Retailing)(a)	8,192,835
108,151	Kogan.com Ltd. (Retailing)	377,940
550,092	McMillan Shakespeare Ltd. (Commercial & Professional Services)	6,661,225
12,998,278	Metcash Ltd. (Food & Staples Retailing)	25,412,233
12,820,592	Nine Entertainment Co. Holdings Ltd. (Media)(a)	21,357,077
1,515,332	Northern Star Resources Ltd. (Materials)	8,106,906
609,563	OZ Minerals Ltd. (Materials)	4,304,570
1,673,164	Primary Health Care Ltd. (Health Care Equipment & Services)	4,372,749
1,245,975	Regis Resources Ltd. (Materials)	4,131,690
2,813,748	Sandfire Resources NL (Materials)	15,456,662
187,401	Seven Group Holdings Ltd. (Capital Goods)	2,672,385
1,425,414	Sigma Healthcare Ltd. (Health Care Equipment & Services)	519,566
1,091,780	SmartGroup Corp. Ltd. (Commercial & Professional Services)	9,858,825
846,648	SpeedCast International Ltd. (Telecommunication Services)	3,900,421
1,433,940	St Barbara Ltd. (Materials)	4,393,202
3,269,582	Star Entertainment Group Ltd. (The) (Consumer Services)	12,063,200
227,984	Steadfast Group Ltd. (Insurance)	495,129
2,001,751	Super Retail Group Ltd. (Retailing)	13,756,026
48,622	Washington H Soul Pattinson & Co. Ltd. (Energy)	788,238
10,475,746	Whitehaven Coal Ltd. (Energy)	42,342,156

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
359,580	WiseTech Global Ltd. (Software & Services)	$ 4,079,419

		378,677,787

Austria – 0.3%
41,979	CA Immobilien Anlagen AG (Real Estate)	1,468,717
80,972	FACC AG (Capital Goods)	1,801,477
150,276	Oesterreichische Post AG (Transportation)	7,118,086
179,472	S IMMO AG (Real Estate)	3,903,500
52,689	UNIQA Insurance Group AG (Insurance)	526,856

		14,818,636

Belgium – 1.0%
49,345	Barco NV (Technology Hardware & Equipment)	7,003,921
11,090	Befimmo SA (REIT)	666,560
41,328	Cie d’Entreprises CFE (Capital Goods)	5,163,875
36,381	Cofinimmo SA (REIT)	4,764,370
67,011	D’ieteren SA/NV (Retailing)	2,918,101
50,093	Fagron (Health Care Equipment & Services)	927,669
35,271	Gimv NV (Diversified Financials)	2,096,235
142,933	KBC Ancora (Diversified Financials)	7,843,294
96,873	Melexis NV (Semiconductors & Semiconductor Equipment)	9,010,494
47,958	Warehouses De Pauw CVA (REIT)	6,438,869

		46,833,388

Canada – 0.1%
948,854	Entertainment One Ltd. (Media)	4,460,911

China – 0.0%
2,562,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	725,769
1,097,000	Goodbaby International Holdings Ltd. (Consumer Durables & Apparel)	575,100

		1,300,869

Denmark – 3.3%
36,598	Ambu A/S Class B (Health Care Equipment & Services)	1,439,810
999,125	GN Store Nord A/S (Health Care Equipment & Services)	47,660,379
653,818	Jyske Bank A/S (Registered) (Banks)	37,031,875
51,322	Per Aarsleff Holding A/S (Capital Goods)	1,832,195
173,170	Royal Unibrew A/S (Food, Beverage & Tobacco)	14,423,700
124,583	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	2,027,329

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
280,855	SimCorp A/S (Software & Services)	$ 23,997,325
280,596	Spar Nord Bank A/S (Banks)	3,026,095
566,337	Sydbank A/S (Banks)	21,018,376

		152,457,084

Faroe Islands – 0.4%
285,204	Bakkafrost P/F (Food, Beverage & Tobacco)	17,525,223

Finland – 1.6%
255,837	Cramo OYJ (Capital Goods)	5,464,074
610,595	Finnair OYJ (Transportation)	5,685,712
425,221	Kesko OYJ Class B (Food & Staples Retailing)	23,879,794
1,188,278	Metsa Board OYJ (Materials)	12,319,182
528,110	Ramirent OYJ (Capital Goods)	5,289,337
118,072	Sanoma OYJ (Media)	1,169,470
121,546	Tieto OYJ (Software & Services)	3,780,170
845,984	Valmet OYJ (Capital Goods)	17,575,539

		75,163,278

France – 1.8%
48,045	Alten SA (Software & Services)	4,768,120
292,721	Beneteau SA (Consumer Durables & Apparel)	4,796,181
514,138	CGG SA (Energy)*	1,402,505
178,136	Coface SA (Insurance)	1,598,529
20,690	Fnac Darty SA (Retailing)*	1,877,273
21,715	Gaztransport Et Technigaz SA (Energy)	1,421,590
139,498	IPSOS (Media)	4,661,296
66,010	Kaufman & Broad SA (Consumer Durables & Apparel)	3,373,883
246,702	Lagardere SCA (Media)	7,198,683
173,395	Metropole Television SA (Media)	3,730,979
278,200	Neopost SA (Technology Hardware & Equipment)(a)	7,190,697
440,708	Rubis SCA (Utilities)	25,992,153
25,148	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	2,993,204
66,997	Sopra Steria Group (Software & Services)	11,850,516
20,268	Trigano SA (Consumer Durables & Apparel)	2,909,047

		85,764,656

Germany – 8.3%
658,109	Aareal Bank AG (Banks)	30,243,907
20,736	Amadeus Fire AG (Commercial & Professional Services)	2,242,907
117,984	Aurubis AG (Materials)	9,657,351
392,640	CANCOM SE (Software & Services)	21,255,279
125,989	CTS Eventim AG & Co. KGaA (Media)	5,940,044

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
171,821	Deutsche EuroShop AG (Real Estate)	$ 6,057,954
1,612,483	Deutsche Pfandbriefbank AG (Banks)(b)	25,256,604
1,177,346	Deutz AG (Capital Goods)	10,702,391
74,561	DIC Asset AG (Real Estate)	850,607
77,882	Draegerwerk AG & Co. KGaA (Preference) (Health Care Equipment & Services)(c)	5,981,125
346,285	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	7,189,723
362,213	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	30,840,604
147,087	Isra Vision AG (Technology Hardware & Equipment)	9,051,780
329,813	Jenoptik AG (Technology Hardware & Equipment)	13,267,745
1,495,449	Kloeckner & Co. SE (Capital Goods)	16,473,135
61,503	Leoni AG (Automobiles & Components)	3,137,372
156,599	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	20,597,939
107,041	Nemetschek SE (Software & Services)	14,874,445
351,380	Rheinmetall AG (Capital Goods)	42,464,782
501,677	Scout24 AG (Software & Services)(b)	26,101,263
163,396	Siltronic AG (Semiconductors & Semiconductor Equipment)	28,498,483
450,157	Software AG (Software & Services)	21,248,824
1,242,244	TAG Immobilien AG (Real Estate)	28,081,085
155,756	Takkt AG (Retailing)	2,936,363
15,660	XING SE (Software & Services)	5,099,771

		388,051,483

Ghana – 0.1%
1,324,479	Tullow Oil plc (Energy)*	3,937,352

Hong Kong – 1.2%
4,720,000	Giordano International Ltd. (Retailing)	2,680,966
162,000	Great Eagle Holdings Ltd. (Real Estate)	798,315
36,062,000	Haitong International Securities Group Ltd. (Diversified Financials)	16,297,301
1,319,000	Luk Fook Holdings International Ltd. (Retailing)	4,692,767
8,530,000	Melco International Development Ltd. (Consumer Services)	24,263,213
5,024,000	Shun Tak Holdings Ltd. (Capital Goods)	2,039,122

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
212,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	$ 123,900
195,000	Sunlight REIT (REIT)	136,144
8,289,000	Value Partners Group Ltd. (Diversified Financials)(a)	6,473,725

		57,505,453

Israel – 0.7%
104,072	Alony Hetz Properties & Investments Ltd. (Real Estate)	1,022,842
299,944	First International Bank of Israel Ltd. (Banks)	6,453,525
122,216	Gazit-Globe Ltd. (Real Estate)	1,125,935
196,584	Harel Insurance Investments & Financial Services Ltd. (Insurance)	1,511,166
2,544	Israel Corp. Ltd. (The) (Materials)	572,143
3,959,076	Israel Discount Bank Ltd. Class A (Banks)	12,515,778
4,537,035	Oil Refineries Ltd. (Energy)	2,089,823
74,981	Phoenix Holdings Ltd. (The) (Insurance)	400,940
836,164	Shufersal Ltd. (Food & Staples Retailing)	5,051,272

		30,743,424

Italy – 3.5%
6,826,044	A2A SpA (Utilities)	12,521,777
103,466	Amplifon SpA (Health Care Equipment & Services)	2,307,528
220,377	ASTM SpA (Transportation)	5,993,056
325,685	Banca Farmafactoring SpA (Diversified Financials)(b)	2,032,006
450,254	Banca Popolare di Sondrio SCPA (Banks)	1,947,199
4,608,768	Beni Stabili SpA SIIQ (REIT)	4,056,848
147,018	Biesse SpA (Capital Goods)	6,049,936
184,374	Cerved Group SpA (Diversified Financials)	2,118,159
311,745	DiaSorin SpA (Health Care Equipment & Services)	33,444,542
2,460,925	Enav SpA (Transportation)(b)	12,675,153
80,449	ERG SpA (Utilities)	1,808,157
1,712,835	Fincantieri SpA (Capital Goods)	2,577,677
349,730	Geox SpA (Consumer Durables & Apparel)(a)	928,980
30,660	Interpump Group SpA (Capital Goods)	963,795
2,065,272	Iren SpA (Utilities)	5,839,252
2,576,318	Italgas SpA (Utilities)	14,818,803
24,403	Italmobiliare SpA (Capital Goods)	584,981
1,548,750	Maire Tecnimont SpA (Capital Goods)	8,014,653
2,323,968	OVS SpA (Consumer Durables & Apparel)*(b)	7,597,247
108,658	Reply SpA (Software & Services)	7,339,287
9,245,706	Saras SpA (Energy)	22,136,283
192,571	Societa Cattolica di Assicurazioni SC (Insurance)	1,766,765

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
440,333	Technogym SpA (Consumer Durables & Apparel)(b)	$ 4,794,071
40,920	Tod’s SpA (Consumer Durables & Apparel)(a)	2,605,001

		164,921,156

Japan – 31.4%
1,143,100	Adastria Co. Ltd. (Retailing)(a)	14,462,757
496,300	ADEKA Corp. (Materials)	8,400,305
19,900	Aeon Fantasy Co. Ltd. (Consumer Services)	882,858
153,700	Alpen Co. Ltd. (Retailing)	3,321,111
276,200	AOKI Holdings, Inc. (Retailing)	3,959,242
397,000	Aoyama Trading Co. Ltd. (Retailing)	13,129,735
185,300	Arcland Sakamoto Co. Ltd. (Retailing)	2,594,476
128,800	Arcs Co. Ltd. (Food & Staples Retailing)	3,224,844
115,600	Aruhi Corp. (Banks)	2,424,852
581,400	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	4,233,856
230,400	Ateam, Inc. (Software & Services)	4,849,345
163,200	Autobacs Seven Co. Ltd. (Retailing)	2,804,698
293,500	Broadleaf Co. Ltd. (Software & Services)	1,777,561
60,500	Canon Electronics, Inc. (Technology Hardware & Equipment)	1,278,585
93,300	Canon Marketing Japan, Inc. (Retailing)	1,957,695
107,400	Cawachi Ltd. (Food & Staples Retailing)	2,108,347
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	918,907
1,381,700	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	9,100,969
51,400	CKD Corp. (Capital Goods)	788,646
157,900	cocokara fine, Inc. (Food & Staples Retailing)	9,266,871
36,200	Computer Engineering & Consulting Ltd. (Software & Services)	719,117
258,500	COOKPAD, Inc. (Software & Services)	1,118,063
155,000	Cosmo Energy Holdings Co. Ltd. (Energy)	5,470,205
6,400	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	1,410,960
43,300	DA Consortium Holdings, Inc. (Media)	1,046,973
25,900	Daido Steel Co. Ltd. (Materials)	1,279,092
204,000	Daiho Corp. (Capital Goods)	1,219,038
34,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,091,451
240,000	Daiichikosho Co. Ltd. (Media)	11,396,799

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
32,600	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Materials)	$ 1,036,773
66,700	Daishi Bank Ltd. (The) (Banks)	2,830,617
1,112	Daiwa Office Investment Corp. (REIT)	6,772,316
24,100	Daiwabo Holdings Co. Ltd. (Technology Hardware & Equipment)	1,247,814
108,400	DCM Holdings Co. Ltd. (Retailing)	970,921
65,900	Denka Co. Ltd. (Materials)	2,271,173
57,600	Descente Ltd. (Consumer Durables & Apparel)	1,095,389
398,100	DIC Corp. (Materials)	12,999,528
358,400	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	6,752,936
67,100	DTS Corp. (Software & Services)	2,552,784
161,400	Duskin Co. Ltd. (Commercial & Professional Services)	4,091,772
22,300	DyDo Group Holdings, Inc. (Food, Beverage & Tobacco)	1,226,805
1,072,700	Ebara Corp. (Capital Goods)	32,542,857
1,039,500	EDION Corp. (Retailing)	10,391,647
109,200	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	2,389,670
211,300	en-japan, Inc. (Commercial & Professional Services)	9,998,329
253,200	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,844,592
733,300	Fancl Corp. (Household & Personal Products)	38,510,513
211,100	Fields Corp. (Consumer Durables & Apparel)(a)	1,901,780
1,264,600	Financial Products Group Co. Ltd. (Diversified Financials)	15,343,730
260,100	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	3,486,438
347	Frontier Real Estate Investment Corp. (REIT)	1,396,647
465,700	Fuji Corp. (Capital Goods)	8,243,787
447,400	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	14,729,804
204,500	Fuji Soft, Inc. (Software & Services)	8,328,555
111,300	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	3,115,872
645,800	Fujikura Ltd. (Capital Goods)	4,162,774
66,400	Fukui Computer Holdings, Inc. (Software & Services)	1,191,924
1,371	Fukuoka REIT Corp. (REIT)	2,158,630
4,000	Fukuyama Transporting Co. Ltd. (Transportation)	194,639
178,000	Geo Holdings Corp. (Retailing)	2,243,666
96,600	Glory Ltd. (Capital Goods)	2,839,597
11,457	GLP J-Reit (REIT)	12,245,973

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
224,800	Goldcrest Co. Ltd. (Real Estate)	$ 3,868,077
43,700	Goldwin, Inc. (Consumer Durables & Apparel)	3,109,128
2,847,600	Gree, Inc. (Software & Services)	15,783,699
468,100	Gunma Bank Ltd. (The) (Banks)	2,492,392
62,900	Gunosy, Inc. (Software & Services)*(a)	1,031,605
5,000	Gunze Ltd. (Consumer Durables & Apparel)	297,222
212,200	H2O Retailing Corp. (Retailing)	3,397,829
3,030,400	Hachijuni Bank Ltd. (The) (Banks)	13,359,901
853,300	Heiwa Corp. (Consumer Durables & Apparel)	19,140,532
76,700	Heiwa Real Estate Co. Ltd. (Real Estate)	1,381,382
6,688	Heiwa Real Estate REIT, Inc. (REIT)	6,458,620
1,873,600	Hiroshima Bank Ltd. (The) (Banks)	12,893,078
152,900	Hitachi Capital Corp. (Diversified Financials)	4,085,852
110,400	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	3,821,380
1,612,000	Hokuetsu Corp. (Materials)	9,014,676
591,200	Hokuhoku Financial Group, Inc. (Banks)	8,517,732
89,500	Horiba Ltd. (Technology Hardware & Equipment)	6,177,705
87,800	Hosiden Corp. (Technology Hardware & Equipment)	737,213
3,614	Hulic Reit, Inc. (REIT)	5,591,007
409,600	Ibiden Co. Ltd. (Technology Hardware & Equipment)	6,745,185
7,420	Ichigo Office REIT Investment (REIT)	6,144,728
438,800	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	4,309,335
238,900	IDOM, Inc. (Retailing)	872,267
220,100	Ines Corp. (Software & Services)	2,343,810
36,400	Infocom Corp. (Software & Services)	998,664
66,366	Invesco Office J-Reit, Inc. (REIT)	9,293,082
131,300	Itochu Enex Co. Ltd. (Energy)	1,278,055
404,200	Jafco Co. Ltd. (Diversified Financials)	14,797,745
1,160,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	20,066,562
9,278	Japan Excellent, Inc. (REIT)	11,927,239
10,310	Japan Rental Housing Investments, Inc. (REIT)	8,392,727
2,807,300	JVC Kenwood Corp. (Consumer Durables & Apparel)	7,877,883
31,800	Kanematsu Electronics Ltd. (Software & Services)	1,042,014

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
36,300	Kato Sangyo Co. Ltd. (Food & Staples Retailing)	$ 1,232,710
162,000	Keiyo Bank Ltd. (The) (Banks)	715,029
3,844	Kenedix Office Investment Corp. (REIT)	23,315,170
1,064,400	Kewpie Corp. (Food, Beverage & Tobacco)	26,471,715
1,005,600	Kitz Corp. (Capital Goods)	8,905,480
352,900	KLab, Inc. (Software & Services)	4,067,351
39,700	Koei Tecmo Holdings Co. Ltd. (Software & Services)	813,990
300,300	Kohnan Shoji Co. Ltd. (Retailing)	6,564,804
658,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	11,162,171
77,100	Komeri Co. Ltd. (Retailing)	1,839,240
67,100	Konoike Transport Co. Ltd. (Transportation)	1,067,953
64,700	Koshidaka Holdings Co. Ltd. (Consumer Services)	745,968
996,500	K’s Holdings Corp. (Retailing)	11,219,542
28,600	Kureha Corp. (Materials)	1,971,148
243,000	KYB Corp. (Automobiles & Components)	11,416,744
132,600	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,174,212
9,700	Kyokuto Securities Co. Ltd. (Diversified Financials)	131,209
79,800	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,624,820
698,600	Kyushu Financial Group, Inc. (Banks)	3,578,826
5,793	LaSalle Logiport REIT (REIT)	5,712,368
92,600	Lintec Corp. (Materials)	2,718,293
246,800	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	4,178,761
285,500	Maeda Corp. (Capital Goods)	3,355,591
2,156,000	Makino Milling Machine Co. Ltd. (Capital Goods)	17,422,645
303,500	Mandom Corp. (Household & Personal Products)	9,485,895
563,200	Marusan Securities Co. Ltd. (Diversified Financials)	4,718,039
367,300	Matsui Securities Co. Ltd. (Diversified Financials)	3,664,351
83,800	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	3,634,293
715,500	Maxell Holdings Ltd. (Technology Hardware & Equipment)	11,803,771
908	MCUBS MidCity Investment Corp. (REIT)	667,507
230,400	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	5,748,782
227,100	Meiko Network Japan Co. Ltd. (Consumer Services)	2,296,559
133,100	Meitec Corp. (Commercial & Professional Services)	6,611,231

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
170,300	Milbon Co. Ltd. (Household & Personal Products)	$ 8,411,856
29,700	Ministop Co. Ltd. (Food & Staples Retailing)	562,579
272,000	Miraca Holdings, Inc. (Health Care Equipment & Services)	7,904,914
26,500	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	511,555
27,100	Mitsubishi Research Institute, Inc. (Software & Services)	1,046,025
230,600	Mitsui Mining & Smelting Co. Ltd. (Materials)	9,133,072
187,900	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	5,703,582
64,200	Mizuno Corp. (Consumer Durables & Apparel)	2,110,100
5,117	Mori Hills REIT Investment Corp. (REIT)	6,324,837
11,556	Mori Trust Sogo Reit, Inc. (REIT)	16,774,101
207,300	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	6,834,806
389,100	Nagase & Co. Ltd. (Capital Goods)	6,313,120
241,600	NEC Networks & System Integration Corp. (Software & Services)	5,816,185
710,900	NET One Systems Co. Ltd. (Software & Services)	15,516,272
737,000	Nichias Corp. (Capital Goods)	9,124,693
224,600	Nichicon Corp. (Technology Hardware & Equipment)	2,821,728
44,400	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	631,935
98,700	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	2,623,330
346,800	Nihon M&A Center, Inc. (Commercial & Professional Services)	9,254,346
28,000	Nihon Unisys Ltd. (Software & Services)	646,318
600,300	Nikkiso Co. Ltd. (Health Care Equipment & Services)	6,307,701
230,300	Nikkon Holdings Co. Ltd. (Transportation)	6,242,222
56,700	Nippon Carbon Co. Ltd. (Capital Goods)	3,264,123
13,300	Nippon Gas Co. Ltd. (Utilities)	644,806
361,000	Nippon Kayaku Co. Ltd. (Materials)	4,116,679
8,117,900	Nippon Light Metal Holdings Co. Ltd. (Materials)	18,338,742
960,100	Nippon Paper Industries Co. Ltd. (Materials)	15,729,887
271,000	Nippon Shokubai Co. Ltd. (Materials)	19,375,270
158,300	Nippon Thompson Co. Ltd. (Capital Goods)	1,159,960

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
59,300	Nipro Corp. (Health Care Equipment & Services)	$ 724,522
278,100	Nishi-Nippon Financial Holdings, Inc. (Banks)	3,322,779
56,800	Nishio Rent All Co. Ltd. (Capital Goods)	1,801,741
51,500	Nissha Co. Ltd. (Technology Hardware & Equipment)	1,066,704
257,400	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	7,158,830
263,300	Nisshin Steel Co. Ltd. (Materials)	3,702,947
354,500	Nissin Kogyo Co. Ltd. (Automobiles & Components)	6,075,766
73,500	Noevir Holdings Co. Ltd. (Household & Personal Products)	4,836,033
1,043,600	North Pacific Bank Ltd. (Banks)	3,757,426
318,600	NSD Co. Ltd. (Software & Services)	6,851,716
6,379,100	NTN Corp. (Capital Goods)	28,161,097
9,500	NuFlare Technology, Inc. (Semiconductors & Semiconductor Equipment)	584,670
80,100	Oiles Corp. (Capital Goods)	1,651,446
172,850	Okinawa Electric Power Co., Inc. (The) (Utilities)	3,765,308
301,800	OKUMA Corp. (Capital Goods)	17,041,542
823,600	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	5,608,675
200,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	8,481,348
165,300	Pasona Group, Inc. (Commercial & Professional Services)	2,817,842
190,000	PC Depot Corp. (Retailing)	921,835
9,503	Premier Investment Corp. (REIT)	9,597,264
649,000	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	3,263,179
136,800	Qol Co. Ltd. (Food & Staples Retailing)	2,253,531
72,800	Raito Kogyo Co. Ltd. (Capital Goods)	798,682
161,300	Remixpoint, Inc. (Software & Services)(a)	1,600,073
137,500	Resorttrust, Inc. (Consumer Services)	2,522,061
39,600	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	1,505,305
564,700	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,982,882
1,409,700	Round One Corp. (Consumer Services)	20,990,580
191,000	Sakai Moving Service Co. Ltd. (Transportation)(a)	10,108,065

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
272,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 1,479,779
44,600	Sanki Engineering Co. Ltd. (Capital Goods)	457,957
561,900	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,564,108
7,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	569,058
190,900	SCSK Corp. (Software & Services)	9,026,537
441,400	Seiko Holdings Corp. (Consumer Durables & Apparel)	9,709,956
690,700	Seino Holdings Co. Ltd. (Transportation)	12,063,449
834,600	Senko Group Holdings Co. Ltd. (Transportation)	6,568,459
1,357,800	Senshu Ikeda Holdings, Inc. (Banks)	4,827,898
451,000	Shiga Bank Ltd. (The) (Banks)	2,390,718
343,800	Shikoku Electric Power Co., Inc. (Utilities)	4,595,132
383,300	Shimachu Co. Ltd. (Retailing)	12,181,081
55,500	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,644,374
511,100	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,899,283
297,100	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	11,552,368
102,000	Showa Denko KK (Materials)	4,864,999
149,000	Sintokogio Ltd. (Capital Goods)	1,379,133
1,452,500	SKY Perfect JSAT Holdings, Inc. (Media)	6,935,348
406,500	Sodick Co. Ltd. (Capital Goods)	3,712,324
321,300	Square Enix Holdings Co. Ltd. (Software & Services)	15,190,803
38,200	Star Micronics Co. Ltd. (Capital Goods)	687,699
31,600	Studio Alice Co. Ltd. (Consumer Services)	729,201
227,900	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	12,228,757
298,000	Sumitomo Mitsui Construction Co. Ltd. (Capital Goods)	2,336,721
51,900	Sumitomo Seika Chemicals Co. Ltd. (Materials)	2,593,083
1,140,300	Takara Holdings, Inc. (Food, Beverage & Tobacco)	13,323,250
2,482,000	Takara Leben Co. Ltd. (Real Estate)	8,448,800
52,200	Takasago Thermal Engineering Co. Ltd. (Capital Goods)	1,025,778

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
44,300	Takuma Co. Ltd. (Capital Goods)	$ 543,045
121,835	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	693,399
227,800	TechnoPro Holdings, Inc. (Commercial & Professional Services)	14,458,967
426,200	TIS, Inc. (Software & Services)	20,467,883
259,300	Toda Corp. (Capital Goods)	2,270,720
119,200	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	2,935,919
714,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	4,112,506
15,700	Token Corp. (Consumer Durables & Apparel)	1,210,513
669,300	Tokyo Dome Corp. (Consumer Services)	5,607,526
95,800	Tokyo Ohka Kogyo Co. Ltd. (Materials)	3,476,668
346,000	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,745,154
208,900	Tokyu Construction Co. Ltd. (Capital Goods)	2,109,122
42,000	Topy Industries Ltd. (Materials)	1,152,537
646,100	Tosei Corp. (Real Estate)	6,360,360
43,000	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,391,866
56,900	Toyo Ink SC Holdings Co. Ltd. (Materials)	1,558,070
300,100	Toyo Tanso Co. Ltd. (Capital Goods)	8,614,108
232,000	Tsubakimoto Chain Co. (Capital Goods)	2,136,756
64,000	Tsugami Corp. (Capital Goods)	617,368
225,700	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	7,340,089
633,200	Ube Industries Ltd. (Materials)	17,044,392
13,800	United Arrows Ltd. (Retailing)	536,921
177,900	Unizo Holdings Co. Ltd. (Real Estate)(a)	3,297,632
30,300	Valor Holdings Co. Ltd. (Food & Staples Retailing)	650,313
78,200	Wacoal Holdings Corp. (Consumer Durables & Apparel)	2,154,632
248,200	Wakita & Co. Ltd. (Capital Goods)	2,987,041
36,900	Yellow Hat Ltd. (Retailing)	1,067,383
208,700	Yodogawa Steel Works Ltd. (Materials)	5,491,553
550,100	Yumeshin Holdings Co. Ltd. (Commercial & Professional Services)	5,671,419
326,000	Zenkoku Hosho Co. Ltd. (Diversified Financials)	14,347,498

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
48,800	Zenrin Co. Ltd. (Media)	$ 1,335,759
56,500	ZERIA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,251,097

		1,468,454,966

Netherlands – 2.3%
909,169	Aalberts Industries NV (Capital Goods)	41,197,967
256,437	ASR Nederland NV (Insurance)	11,472,090
220,014	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,756,622
13,581	Eurocommercial Properties NV CVA (REIT)	574,890
201,675	Euronext NV (Diversified Financials)(b)	12,516,718
55,821	ForFarmers NV (Food, Beverage & Tobacco)	634,234
233,198	Intertrust NV (Commercial & Professional Services)(b)	4,059,008
107,156	Koninklijke Volkerwessels NV (Capital Goods)	2,311,838
6,239,559	Pharming Group NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	9,419,394
360,462	SBM Offshore NV (Energy)	5,585,232
349,050	SRH NV (Diversified Financials)*(a)(d)	—
50,382	TKH Group NV CVA (Capital Goods)	3,148,913
1,255,487	TomTom NV (Consumer Durables & Apparel)*	12,821,875

		108,498,781

New Zealand – 0.2%
3,129,538	Air New Zealand Ltd. (Transportation)	6,926,855

Norway – 3.2%
315,596	Aker Solutions ASA (Energy)*	2,158,510
117,912	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,717,337
823,085	BW Offshore Ltd. (Energy)*	4,473,861
18,957,355	DNO ASA (Energy)*	40,155,121
425,389	Entra ASA (Real Estate)(b)	6,211,253
488,138	Europris ASA (Retailing)*(b)	1,268,723
218,359	Grieg Seafood ASA (Food, Beverage & Tobacco)	2,592,838
1,848,072	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	14,534,003
343,691	Ocean Yield ASA (Energy)	2,818,915
245,582	Odfjell Drilling Ltd. (Energy)*	943,022
97,580	Petroleum Geo-Services ASA (Energy)*	475,576
607,128	Salmar ASA (Food, Beverage & Tobacco)	30,977,890
351,218	SpareBank 1 Nord Norge (Banks)	2,669,573
437,795	SpareBank 1 SMN (Banks)	4,579,273

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
914,011	TGS NOPEC Geophysical Co. ASA (Energy)	$ 34,847,901

		150,423,796

Portugal – 0.4%
1,184,988	Altri SGPS SA (Materials)	12,106,942
1,113,058	Navigator Co. SA (The) (Materials)	6,348,005
72,652	Semapa-Sociedade de Investimento e Gestao (Materials)	1,704,771
522,630	Sonae SGPS SA (Food & Staples Retailing)	593,512

		20,753,230

Singapore – 0.3%
934,200	China Aviation Oil Singapore Corp. Ltd. (Energy)	1,030,260
1,836,500	United Engineers Ltd. (Real Estate)	3,616,126
6,028,610	Yanlord Land Group Ltd. (Real Estate)	6,744,391

		11,390,777

Spain – 2.6%
287,207	Applus Services SA (Commercial & Professional Services)(a)	4,157,767
386,460	Cia de Distribucion Integral Logista Holdings SA (Transportation)	9,155,123
366,461	CIE Automotive SA (Automobiles & Components)	11,264,159
76,587	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	3,392,250
2,198,717	Ence Energia y Celulosa SA (Materials)	20,739,840
732,601	Global Dominion Access SA (Software & Services)*(b)	3,823,551
548,661	Lar Espana Real Estate Socimi SA (REIT)	5,838,348
30,191	Let’s GOWEX SA (Telecommunication Services)*(d)	—
533,708	Mediaset Espana Comunicacion SA (Media)	4,198,805
2,833,865	Merlin Properties Socimi SA (REIT)	41,860,663
332,509	Papeles y Cartones de Europa SA (Materials)	6,488,091
1,162,363	Prosegur Cia de Seguridad SA (Commercial & Professional Services)	7,732,424
202,254	Telepizza Group SA (Consumer Services)(b)	1,288,956

		119,939,977

Sweden – 5.6%
194,576	AF AB Class B (Commercial & Professional Services)	4,843,194
742,460	Arjo AB Class B (Health Care Equipment & Services)	2,520,477

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
993,293	Axfood AB (Food & Staples Retailing)	$ 20,110,027
2,128,738	Betsson AB (Consumer Services)*	19,001,042
253,392	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	3,186,725
190,216	Castellum AB (Real Estate)	3,431,142
466,599	Clas Ohlson AB Class B (Retailing)(a)	4,101,048
256,973	Dustin Group AB (Retailing)(b)	2,644,853
2,059,212	Elekta AB Class B (Health Care Equipment & Services)	28,911,714
628,306	Fastighets AB Balder Class B (Real Estate)*	18,263,604
836,101	Hemfosa Fastigheter AB (Real Estate)	11,482,856
275,918	Hexpol AB (Materials)	2,967,942
506,538	Holmen AB Class B (Materials)	11,275,168
227,994	Intrum AB (Commercial & Professional Services)(a)	6,134,135
412,644	Kungsleden AB (Real Estate)	3,328,277
16,497	Loomis AB Class B (Commercial & Professional Services)	517,683
2,546,654	NetEnt AB (Software & Services)*	10,887,471
129,861	Nobia AB (Consumer Durables & Apparel)	976,042
706,416	Nobina AB (Transportation)(b)	4,894,498
145,124	Nolato AB Class B (Capital Goods)	12,994,204
5,983,092	SSAB AB Class B (Materials)	23,745,962
1,390,494	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	37,617,315
1,238,995	Trelleborg AB Class B (Capital Goods)	25,799,028
228,715	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	2,976,146
132,680	Wihlborgs Fastigheter AB (Real Estate)	1,578,181

		264,188,734

Switzerland – 5.6%
14,447	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,042,701
41,897	Bobst Group SA (Registered) (Capital Goods)	3,880,010
29,257	Bossard Holding AG (Registered) Class A (Capital Goods)	5,868,323
163,189	Cembra Money Bank AG (Diversified Financials)	14,966,701
812	Conzzeta AG (Registered) (Capital Goods)	887,324
5,727,933	Ferrexpo plc (Materials)	14,622,760

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
190,592	Flughafen Zurich AG (Registered) (Transportation)	$ 39,880,477
65,857	Galenica AG (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	3,761,900
1,255,999	GAM Holding AG (Diversified Financials)*	12,698,851
24,399	Georg Fischer AG (Registered) (Capital Goods)	31,480,748
7,661	Implenia AG (Registered) (Capital Goods)	605,649
16,626	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	7,779,565
20,836	Kardex AG (Registered) (Capital Goods)*	3,199,953
1,143,897	Logitech International SA (Registered) (Technology Hardware & Equipment)	50,307,950
2,023,480	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	31,439,588
338,421	Oriflame Holding AG (Household & Personal Products)	11,255,726
3,108	Schweiter Technologies AG (Capital Goods)	3,407,513
24,816	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	10,705,055
60,162	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	15,263,939

		264,054,733

United Kingdom – 14.7%
1,081,501	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	20,969,825
59,732	Aggreko plc (Commercial & Professional Services)	582,083
99,360	Ascential plc (Media)	547,392
2,258,104	Ashmore Group plc (Diversified Financials)	10,798,666
118,088	ASOS plc (Retailing)*	9,402,446
57,285	AVEVA Group plc (Software & Services)	1,976,390
1,449,493	B&M European Value Retail SA (Retailing)	7,843,152
2,308,595	BBA Aviation plc (Transportation)	10,600,270
769,437	Bellway plc (Consumer Durables & Apparel)	29,413,936
317,449	Big Yellow Group plc (REIT)	3,960,441
567,193	Bodycote plc (Capital Goods)	7,449,435
6,710,736	boohoo Group plc (Retailing)*	17,668,744
588,713	Bovis Homes Group plc (Consumer Durables & Apparel)	8,899,731
207,006	Brewin Dolphin Holdings plc (Diversified Financials)	951,338

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
104,439	Britvic plc (Food, Beverage & Tobacco)	$ 1,100,784
344,085	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	2,395,578
254,360	Cairn Energy plc (Energy)*	815,254
99,659	Clinigen Group plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,315,494
101,041	Computacenter plc (Software & Services)	2,077,170
1,199,646	Daily Mail & General Trust plc Class A (Media)	11,738,608
37,646	Dart Group plc (Transportation)	454,840
42,993	Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,683,630
601,763	Derwent London plc (REIT)	24,630,904
161,906	Diploma plc (Capital Goods)	2,797,550
684,873	Domino’s Pizza Group plc (Consumer Services)	2,834,137
1,485,774	Drax Group plc (Utilities)	7,098,526
545,470	DS Smith plc (Materials)	3,603,904
2,177,690	Electrocomponents plc (Technology Hardware & Equipment)	20,485,243
87,090	EMIS Group plc (Health Care Equipment & Services)	1,042,507
448,384	Fevertree Drinks plc (Food, Beverage & Tobacco)	20,271,730
53,173	Games Workshop Group plc (Consumer Durables & Apparel)	2,089,651
60,512	Go-Ahead Group plc (The) (Transportation)	1,224,713
994,683	Grainger plc (Real Estate)	3,995,221
1,721,704	Great Portland Estates plc (REIT)	16,147,288
36,576	Greggs plc (Food & Staples Retailing)	505,904
661,473	Halma plc (Technology Hardware & Equipment)	12,202,362
6,520,630	Hansteen Holdings plc (REIT)	9,414,518
9,086,263	Hays plc (Commercial & Professional Services)	23,677,475
168,806	HomeServe plc (Commercial & Professional Services)	2,240,137
687,814	Howden Joinery Group plc (Capital Goods)	4,306,013
606,973	Ibstock plc (Materials)(b)	1,955,588
2,671,498	Inchcape plc (Retailing)	24,714,832
645,232	Indivior plc (Pharmaceuticals, Biotechnology & Life Sciences)*	2,588,089
1,129,910	Intermediate Capital Group plc (Diversified Financials)	15,722,987
2,795,706	JD Sports Fashion plc (Retailing)	17,156,938
738,380	Just Eat plc (Software & Services)*	7,675,265

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
149,407	Keller Group plc (Capital Goods)	$ 2,114,003
6,055,502	Man Group plc (Diversified Financials)	13,780,906
1,941,394	Moneysupermarket.com Group plc (Software & Services)	8,003,823
385,873	Morgan Advanced Materials plc (Capital Goods)	1,807,112
171,690	National Express Group plc (Transportation)	909,318
462,433	On the Beach Group plc (Retailing)(b)	2,691,896
1,057,355	OneSavings Bank plc (Banks)	6,035,705
1,399,076	Ophir Energy plc (Energy)*	795,143
132,286	Oxford Biomedica plc (Pharmaceuticals, Biotechnology & Life Sciences)*	1,545,325
1,795,690	Paragon Banking Group plc (Banks)	11,722,370
247,142	Pennon Group plc (Utilities)	2,438,758
1,517,676	Petrofac Ltd. (Energy)	12,203,667
303,260	Pets at Home Group plc (Retailing)	462,424
3,620,243	QinetiQ Group plc (Capital Goods)	12,867,491
2,185,676	Redrow plc (Consumer Durables & Apparel)	15,408,683
85,176	Renishaw plc (Technology Hardware & Equipment)	6,116,510
3,859,566	Rentokil Initial plc (Commercial & Professional Services)	17,159,496
126,136	Rightmove plc (Software & Services)	8,058,378
1,284,383	Rotork plc (Capital Goods)	6,058,780
65,377	RPC Group plc (Materials)	698,911
755,160	Safestore Holdings plc (REIT)	5,550,164
2,435,247	Saga plc (Insurance)	3,971,078
312,500	Savills plc (Real Estate)	3,632,120
2,897,156	Senior plc (Capital Goods)	12,056,872
194,524	Sophos Group plc (Software & Services)(b)	1,232,038
367,884	Spectris plc (Technology Hardware & Equipment)	11,174,148
253,568	Spirax-Sarco Engineering plc (Capital Goods)	23,099,098
2,149,879	SSP Group plc (Consumer Services)	19,237,853
232,177	St Modwen Properties plc (Real Estate)	1,234,213
386,471	Stagecoach Group plc (Transportation)	808,856
117,077	Superdry plc (Retailing)	1,911,351
2,746,055	Tate & Lyle plc (Food, Beverage & Tobacco)	22,459,999
475,683	Tritax Big Box REIT plc (REIT)	950,505
760,938	UNITE Group plc (The) (REIT)	8,735,053
1,049,808	Vesuvius plc (Capital Goods)	8,725,501
599,002	Victrex plc (Materials)	24,818,689
493,775	WH Smith plc (Retailing)	12,466,972

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
3,691,222	William Hill plc (Consumer Services)	$ 14,407,823

		688,377,721

United States – 0.2%
808,130	Sims Metal Management Ltd. (Materials)	10,317,216

TOTAL COMMON STOCKS (Cost $4,311,525,928)		$4,535,487,486

Shares	Distribution Rate	Value
Investment Company(e) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,967,711	1.832%	$ 23,967,711
(Cost $23,967,711)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $4,335,493,639)		$4,559,455,197

Securities Lending Reinvestment Vehicle(e) – 1.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,795,601	1.832%	$ 79,795,601
(Cost $79,795,601)

TOTAL INVESTMENTS – 99.1% (Cost $4,415,289,240)		$4,639,250,798

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		42,389,977

NET ASSETS – 100.0%		$4,681,640,775

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $126,832,655, which represents approximately 2.7% of net assets as of July 31, 2018. The liquidity determination is unaudited.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Represents an Affiliated Issuer.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	1,128	09/21/2018	$46,495,694	$1,029,190
FTSE 100 Index	236	09/21/2018	23,860,951	452,108
Hang Seng Index	15	08/30/2018	2,716,571	(15,296)
MSCI Singapore Index	100	08/30/2018	2,709,810	33,896
SPI 200 Index	93	09/20/2018	10,740,716	58,104
TOPIX Index	190	09/13/2018	29,702,634	146,943

Total Futures Contracts				$1,704,945

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$108,742,295	$—
Asia	255,464,913	1,428,731,415	—
Europe	8,493,375	55,686,683	—
North America	69,125,150	—	—
South America	134,334,741	45,894,223	—
Investment Company	783	—	—
Securities Lending Reinvestment Vehicle	24,689,740	—	—
Total	$492,108,702	$1,639,054,616	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$851,378,904	$—
Australia and Oceania	—	227,330,921	—
Europe	62,320,533	1,340,036,461	—
North America	13,057,994	—	—
Investment Company	26,621,870	—	—
Securities Lending Reinvestment Vehicle	22,119,451	—	—
Total	$124,119,848	$2,418,746,286	$—

Derivative Type
Assets(b)
Futures Contracts	$788,880	$—	$—
Liabilities(b)
Futures Contracts	$(5,076)	$—	$—

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$3,937,352	$—
Asia	—	1,569,395,489	—
Australia and Oceania	—	385,604,642	—
Europe	—	2,561,771,876	—
North America	—	14,778,127	—
Investment Company	23,967,711	—	—
Securities Lending Reinvestment Vehicle	79,795,601	—	—
Total	$103,763,312	$4,535,487,486	$—

Derivative Type
Assets(b)
Futures Contracts	$1,720,241	$—	$—
Liabilities(b)
Futures Contracts	$(15,296)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(a)(b) – 1.7%
United States Treasury Bill
$500,000	0.000%	10/25/18	$ 497,700
(Cost $497,680)

Shares	Distribution Rate	Value
Investment Companies(c) – 89.0%
Dynamic – 33.5%
Goldman Sachs Alternative Premia Fund - Class R6
448,148	0.000%	$ 3,948,187
Goldman Sachs Tactical Exposure Fund - Class R6
603,434	0.000	5,889,515

		9,837,702

Equity – 13.3%
Goldman Sachs Emerging Markets Equity Fund - Class R6
81,347	0.000	1,758,725
Goldman Sachs Global Infrastructure Fund - Class R6
100,641	0.000	1,074,846
Goldman Sachs International Real Estate Securities Fund - Class R6
104,921	0.000	655,759
Goldman Sachs Real Estate Securities Fund - Class R6
25,289	0.000	407,401

		3,896,731

Fixed Income – 42.2%
Goldman Sachs Emerging Markets Debt Fund - Class R6
54,125	0.052	655,448
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,298,940	1.832	7,298,940
Goldman Sachs Local Emerging Markets Debt Fund - Class R6
275,631	0.031	1,640,005
Goldman Sachs Short-Term Conservative Income Fund - Class R6
276,113	0.019	2,769,414

		12,363,807

TOTAL INVESTMENT COMPANIES (Cost $26,293,496)		$ 26,098,240

TOTAL INVESTMENTS – 90.7% (Cost $26,791,176)		$ 26,595,940

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.3%		2,729,136

NET ASSETS – 100.0%		$ 29,325,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on centrally cleared swap contracts.

(c)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
PLC	— Public Limited Company

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2018, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	60,000	USD	44,436	$44,584	08/23/18	$148
	BRL	60,000	USD	15,735	15,927	08/29/18	192
	CAD	110,000	USD	84,132	84,596	08/23/18	465
	CHF	90,000	USD	90,832	91,078	08/23/18	246
	CLP	13,050,000	USD	20,437	20,475	08/29/18	38
	CZK	710,000	USD	32,329	32,494	08/23/18	165
	MXN	1,190,000	USD	62,329	63,587	08/23/18	1,259
	NZD	100,000	USD	67,970	68,157	08/23/18	189
	PHP	2,320,000	USD	43,483	43,724	08/30/18	241
	PLN	40,000	USD	10,898	10,949	08/23/18	51
	SEK	70,000	USD	7,943	7,976	08/23/18	33
	USD	107,429	AUD	140,000	104,034	09/19/18	3,395
	USD	147,379	CAD	190,000	146,183	09/19/18	1,196
	USD	122,900	CHF	120,000	121,708	09/19/18	1,191
	USD	27,127	DKK	170,000	26,782	09/19/18	345
	USD	328,604	EUR	280,000	328,010	08/23/18	595
	USD	522,390	EUR	440,000	516,436	09/19/18	5,953
	USD	276,352	GBP	205,000	269,640	09/19/18	6,712
	USD	53,612	HKD	420,000	53,571	09/19/18	41
	USD	286,785	ILS	1,040,000	283,659	08/23/18	3,128
	USD	411,849	JPY	45,910,000	411,252	08/23/18	595
	USD	393,380	JPY	43,000,000	385,871	09/19/18	7,509
	USD	12,425	NOK	100,000	12,284	09/19/18	141
	USD	43,307	SEK	375,000	42,811	09/19/18	497
	USD	22,572	SGD	30,000	22,057	09/19/18	515
	USD	78,112	TRY	380,000	76,114	08/28/18	1,997

TOTAL							$36,837

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	110,000	USD	29,509	$29,200	08/29/18	$(310)
	CAD	30,000	USD	23,086	23,072	08/23/18	(14)
	CHF	30,000	USD	30,391	30,359	08/23/18	(31)
	EUR	20,000	USD	23,466	23,429	08/23/18	(37)
	ILS	50,000	USD	13,747	13,637	08/23/18	(110)
	JPY	12,220,000	USD	110,174	109,464	08/23/18	(710)
	MXN	300,000	USD	16,115	16,030	08/23/18	(85)
	TRY	40,000	USD	8,158	8,012	08/28/18	(146)
	TWD	290,000	USD	9,507	9,505	08/29/18	(3)
	USD	385,636	AUD	520,000	386,388	08/23/18	(752)
	USD	115,823	BRL	440,000	116,801	08/29/18	(978)
	USD	373,702	CAD	490,000	376,839	08/23/18	(3,137)
	USD	594,971	CHF	590,000	597,068	08/23/18	(2,097)
	USD	146,743	CLP	96,560,000	151,500	08/29/18	(4,757)
	USD	132,770	CZK	2,930,000	134,096	08/23/18	(1,327)
	USD	354,250	GBP	270,000	354,747	08/23/18	(497)
	USD	159,210	HUF	44,200,000	161,395	08/23/18	(2,185)
	USD	244,590	IDR	3,577,080,000	247,592	08/30/18	(3,001)
	USD	242,664	INR	16,780,000	244,055	08/30/18	(1,391)
	USD	192,987	KRW	217,580,000	195,498	08/29/18	(2,511)
	USD	111,366	NOK	910,000	111,679	08/23/18	(313)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	428,508	NZD	630,000	$429,395	08/23/18	$(887)
	USD	295,987	PHP	15,880,000	299,284	08/30/18	(3,297)
	USD	105,817	PLN	390,000	106,748	08/23/18	(932)
	USD	26,068	RUB	1,660,000	26,480	08/29/18	(411)
	USD	145,733	SEK	1,290,000	146,980	08/23/18	(1,247)
	USD	333,267	TWD	10,180,000	333,641	08/29/18	(373)
	USD	31,942	ZAR	430,000	32,550	08/23/18	(608)

TOTAL							$(32,147)

FUTURES CONTRACTS — At July 31, 2018, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	6	09/06/18	$1,133,662	$(150)
10 Year U.K. Long Gilt	2	09/26/18	322,047	(1,867)
10 Year U.S Treasury Notes	31	09/19/18	3,702,078	27,072
5 Year German Euro-Bobl	6	09/06/18	923,389	(407)
Amsterdam Exchanges Index	1	08/17/18	133,563	3,155
Australian 10 Year Government Bonds	1	09/17/18	95,996	(267)
CAC40 Index	2	08/17/18	128,862	1,494
E-mini Russell 2000 Index	1	09/21/18	83,620	(1,406)
Euro Buxl 30 Year Bonds	1	09/06/18	205,338	677
Euro Stoxx 50 Index	5	09/21/18	206,098	3,862
French 10 Year Government Bonds	2	09/06/18	359,528	(1,336)
FTSE 100 Index	1	09/21/18	101,106	832
MSCI Emerging Markets Index	52	09/21/18	2,850,380	(115,987)
NASDAQ 100 E-Mini	1	09/21/18	144,895	967
OMXS 30 Index	4	08/17/18	73,593	975
S&P 500 E-Mini Index	6	09/21/18	845,130	7,252
The S&P Toronto Stock Exchange 60 Index	1	09/20/18	150,425	2,842

Total				$(72,292)

Short position contracts:
10 Year U.S. Treasury Notes	(10)	09/19/18	(1,194,219)	560
5 Year U.S. Treasury Notes	(9)	09/28/18	(1,018,125)	922
Bank Accept Index	(2)	06/17/19	(374,736)	43
Euro Buxl 30 Year Bonds	(7)	09/06/18	(1,437,365)	(4,268)
Eurodollars	(6)	03/18/19	(1,457,550)	(14)
Eurodollars	(8)	12/16/19	(1,938,800)	(106)
Eurodollars	(81)	03/16/20	(19,628,325)	101,062
Eurodollars	(6)	09/14/20	(1,454,025)	(51)
Hang Seng China Enterprises Index	(1)	08/30/18	(70,104)	516
Italian 10 Year Government Bonds	(1)	09/06/18	(148,858)	(5,954)
KOSPI 200	(2)	09/13/18	(133,174)	(2,342)
Mini MSCI EAFE Index	(8)	09/21/18	(801,720)	3,624
S&P 500 E-Mini Index	(9)	09/21/18	(1,267,695)	(18,601)
SET50 Index	(1)	09/27/18	(6,750)	(313)
U.S. Long Bonds	(2)	09/19/18	(285,937)	90

Total				$75,168

TOTAL				$2,876

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2018, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2018(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 30	5.000%	3.300%	06/20/23		$3,970	$301,258	$209,034	$92,224
CDX.NA.IG Index 30	1.000	0.582	06/20/23		500	9,976	8,605	1,371
iTraxx Europe Series 29	1.000	2.815	06/20/23	EUR	300	7,093	6,177	916
iTraxx Europe Series 29	5.000	0.605	06/20/23		150	17,949	15,877	2,072

TOTAL						$336,276	$239,693	$96,583

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At July 31, 2018, the Fund had the following written and purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$96.00	03/16/20	10	$25,000	$23,375	$25,586	$(2,211)
Eurodollar Futures	96.50	09/17/18	8	20,000	21,200	20,519	681
Eurodollar Futures	96.50	12/17/18	3	7,500	6,150	6,382	(232)
Eurodollar Futures	96.50	03/18/19	4	10,000	6,700	7,309	(609)
Eurodollar Futures	96.50	12/16/19	14	35,000	17,325	24,332	(7,007)
Eurodollar Futures	96.75	09/16/19	22	55,000	17,738	47,476	(29,738)
Eurodollar Futures	96.88	06/17/19	25	62,500	15,625	47,045	(31,420)
Eurodollar Futures	97.00	09/17/18	13	32,500	18,200	17,443	757
Eurodollar Futures	97.00	06/15/20	11	27,500	7,494	8,963	(1,469)
Eurodollar Futures	97.00	09/14/20	8	20,000	6,200	7,119	(919)
Eurodollar Futures	97.13	03/18/19	17	42,500	5,737	32,339	(26,602)
Eurodollar Futures	97.25	12/17/18	3	7,500	806	4,844	(4,038)
Eurodollar Futures	97.38	09/17/18	3	7,500	1,387	4,544	(3,157)
Eurodollar Futures	97.75	06/17/19	8	20,000	400	22,019	(21,619)
Eurodollar Futures	97.75	09/16/19	4	10,000	325	2,509	(2,184)
Eurodollar Futures	98.00	03/18/19	15	37,500	281	30,723	(30,442)
Eurodollar Futures	98.13	12/17/18	12	30,000	75	26,930	(26,855)
Eurodollar Futures	98.25	09/17/18	11	27,500	69	23,253	(23,184)
Eurodollar Futures	99.00	12/17/18	74	185,000	463	5,721	(5,258)
Eurodollar Futures	99.00	03/18/19	22	55,000	138	2,251	(2,113)
Eurodollar Futures	99.00	06/17/19	14	35,000	87	1,732	(1,645)

TOTAL			301	$752,500	$149,775	$369,039	$(219,264)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

July 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$2,775.00	08/01/18	(3)	$(300)	$(14,100)	$(3,752)	$(10,348)
S&P 500 Index	2,835.00	08/08/18	(3)	(300)	(2,565)	(1,850)	(715)
S&P 500 Index	2,850.00	08/15/18	(3)	(300)	(1,764)	(2,930)	1,166
S&P 500 Index	2,860.00	08/22/18	(3)	(300)	(2,520)	(3,778)	1,258
S&P 500 Index	2,845.00	08/31/18	(2)	(200)	(3,410)	(3,121)	(289)
S&P 500 Index	2,850.00	08/31/18	(3)	(300)	(3,990)	(3,824)	(166)
S&P 500 Index	2,855.00	08/31/18	(2)	(200)	(2,530)	(2,437)	(93)
S&P 500 Index	2,860.00	08/31/18	(3)	(300)	(2,907)	(3,134)	227
S&P 500 Index	2,800.00	08/31/18	(2)	(200)	(8,516)	(3,663)	(4,853)
S&P 500 Index	2,840.00	08/31/18	(3)	(300)	(5,130)	(5,403)	273
S&P 500 Index	2,880.00	09/28/18	(1)	(100)	(1,790)	(1,863)	73
S&P 500 Index	2,890.00	09/28/18	(1)	(100)	(1,400)	(1,860)	460

			(29)	$(2,900)	$(50,622)	$(37,615)	$(13,007)

Puts
S&P 500 Index	2,680.00	08/01/18	(3)	(300)	(15)	(6,305)	6,290
S&P 500 Index	2,760.00	08/08/18	(3)	(300)	(1,050)	(7,698)	6,648
S&P 500 Index	2,780.00	08/15/18	(3)	(300)	(3,321)	(4,676)	1,355
S&P 500 Index	2,785.00	08/22/18	(3)	(300)	(4,320)	(4,272)	(48)
S&P 500 Index	2,660.00	08/31/18	(1)	(100)	(720)	(3,368)	2,648
S&P 500 Index	2,745.00	08/31/18	(1)	(100)	(1,410)	(3,497)	2,087
S&P 500 Index	2,750.00	08/31/18	(2)	(200)	(2,670)	(2,988)	318
S&P 500 Index	2,755.00	08/31/18	(2)	(200)	(2,920)	(3,146)	226
S&P 500 Index	2,760.00	08/31/18	(2)	(200)	(3,340)	(3,347)	7
S&P 500 Index	2,765.00	08/31/18	(2)	(200)	(3,558)	(3,521)	(37)
S&P 500 Index	2,770.00	08/31/18	(3)	(300)	(5,733)	(5,544)	(189)
S&P 500 Index	2,700.00	08/31/18	(1)	(100)	(830)	(3,180)	2,350
S&P 500 Index	2,650.00	08/31/18	(1)	(100)	(570)	(4,444)	3,874
S&P 500 Index	2,755.00	09/28/18	(1)	(100)	(2,865)	(3,290)	425
S&P 500 Index	2,765.00	09/28/18	(1)	(100)	(3,041)	(2,839)	(202)

			(29)	$(2,900)	$(36,363)	$(62,115)	$25,752

TOTAL			(58)	$(5,800)	$(86,985)	$(99,730)	$12,745

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
CDX.NA.HY Index 30	— CDX North America High Yield Index 30
CDX.NA.IG Index 30	— CDX North America Investment Grade Index 30

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Absolute Return Multi-Asset Fund — Cayman Commodity — ARM, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on May 14, 2015 and is currently a wholly-owned subsidiary of the Absolute Return Multi-Asset Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 2, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2018, the Fund’s net assets were $29,325,076, of which, $0, or 0%, represented the Subsidiary’s net assets.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

iii. Options — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. The Fund’s investment in credit default swaps may involve greater risks than if it had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$497,700	$—	$—
Investment Companies	26,098,240	—	—
Total	$26,595,940	$—	$—

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$36,837	$—
Futures Contracts(a)	155,945	—	—
Credit Default Swap Contracts(a)	—	96,583	—
Options Purchased	149,775	—	—
Total	$305,720	$133,420	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(32,147)	$—
Futures Contracts(a)	(153,069)	—	—
Options Purchased	(86,985)	—	—
Total	$(240,054)	$(32,147)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 25, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2018

*	Print the name and title of each signing officer under his or her signature.